UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of Registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300 Radnor, PA		19087
(Address of chief executive offices)		(Zip code)

	Richard J. Flannery
	President and Chief Executive Officer
	TIFF Investment Program
	170 N. Radnor Chester Road, Suite 300 Radnor, PA 19087

	with a copy to:

	Kristin H. Ives, Esq.
	Stradley Ronon Stevens & Young, LLP
	2005 Market Street, Suite 2600
	Philadelphia, PA 19103
	(Name and address of agent for service)

Registrant’s telephone number, including area code:	610.684.8000

Date of fiscal year end:	12/31/18

Date of reporting period:	01/01/18 – 06/30/18

Item 1. Reports to Stockholders.

TIFF Investment Program
2018 Semi-Annual Report	JUNE 30, 2018 (Unaudited)

About TIFF

TIFF is a mission-driven, not-for-profit organization dedicated to delivering investment solutions to foundations, endowments, and other charitable institutions. Since its inception in 1991, TIFF has exclusively served the non-profit community by providing experienced manager selection and access, risk-sensitive asset allocation, and integrated member service to institutions with long-term investment horizons.

TIFF Mutual Funds

TIFF Investment Program (TIP) is comprised of no-load mutual funds available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of two mutual funds at present: TIFF Multi-Asset Fund (MAF) and TIFF Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds. MAF operates primarily on a multi-manager basis, and TAS has responsibility for the time-intensive task of selecting money managers and other vendors for the fund as well as for the all-important task of asset allocation. With respect to STF, TAS is responsible for the day-to-day management of all of the fund’s assets.

Financial Statements

TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2018. Additional information regarding the performance of the mutual funds described herein has been provided to members via the MAF quarterly reports and at www.tiff.org for STF reporting.

For Further Information

As always, we welcome the opportunity to discuss any aspect of TIFF’s services as well as answer any questions about these financial statements. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.

August 29, 2018

Copyright © 2018 • All rights reserved • This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

TIFF Multi-Asset Fund	June 30, 2018
Summary Schedule of Investments (Unaudited)

Foreign Common Stocks	34.7%
US Common Stocks	19.6%
Private Investment Funds	16.7%
US Treasury Bills	14.6%
US Treasury Bonds/Notes	6.6%
Exchange-Traded Funds (ETFs)	6.5%
Repurchase Agreement	4.8%
Preferred Stocks	0.1%
Warrants	0.1%
Purchased Option Contracts	0.0%
Disputed Claims Receipt	0.0%
Publicly Traded Limited Partnerships	0.0%
Convertible Bonds	0.0%
Rights	0.0%
Total Investments	103.7%
Securities Sold Short	(2.3)%
Liabilities in Excess of Other Assets	(1.4)%
Net Assets	100.0%

TIFF Multi-Asset Fund	June 30, 2018
Fund Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Including Expenses on Securities Sold Short*			Excluding Expenses on Securities Sold Short*
	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During the Period** 1/1/18 – 6/30/18	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During the Period** 1/1/18 – 6/30/18
1) Actual	$1,000.00	$981.30	$4.32	$1,000.00	$981.30	$3.93
2) Hypothetical	$1,000.00	$1,020.43	$4.41	$1,000.00	$1,020.83	$4.01

*	Expenses on Securities Sold Short include dividends and interest on securities sold short and broker fees on securities sold short.
**	Expenses are equal to the fund’s annualized expense ratio of 0.88% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Excluding interest and dividend expense, expenses incurred by the fund were 0.80%. The expense ratios do not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.

TIFF Multi-Asset Fund	June 30, 2018
Financial Highlights

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
For a share outstanding throughout each period
Net asset value, beginning of period	$14.53		$14.12	$14.25	$15.31	$16.26	$15.80
Income (loss) from investment operations
Net investment income (a)	0.06		0.07	0.10	0.10	0.09	0.01
Net realized and unrealized gain (loss) on investments	(0.34)		2.48	0.51	(0.38)	0.05	2.15
Total from investment operations	(0.28)		2.55	0.61	(0.28)	0.14	2.16
Less distributions from
Net investment income	(0.04)		(0.75)	(0.04)	(0.20)	(0.11)	(0.17)
Net realized gains	—		(1.41)	(0.30)	(0.50)	(0.99)	(1.55)
Return of capital	—		—	(0.42)	(0.10)	—	—
Total distributions	(0.04)		(2.16)	(0.76)	(0.80)	(1.10)	(1.72)
Entry/exit fee per share (a)	0.01		0.02	0.02	0.02	0.01	0.02
Net asset value, end of period	$14.22		$14.53	$14.12	$14.25	$15.31	$16.26
Total return (b)	(1.87	)%(c)	18.24%	4.45%	(1.72)%	1.00%	14.02%
Ratios/supplemental data
Net assets, end of period (000s)	$3,337,950		$3,754,026	$4,126,979	$4,837,688	$5,757,318	$5,770,761
Ratio of expenses to average net assets (d)	0.88	%(e)	0.94%	0.90%	0.85%	1.18%	1.31%
Ratio of expenses to average net assets, excluding expenses on securities sold short (d)	0.80	%(e)	0.93%	0.87%	0.76%	0.85%	0.90%
Ratio of net investment income to average net assets	0.78	%(e)	0.47%	0.70%	0.68%	0.52%	0.06%
Portfolio turnover	27%		58%	65%	62%	94%	106%

(a)	Calculation based on average shares outstanding.
(b)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
(c)	Not annualized.
(d)	The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.
(e)	Annualized.

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Investments — 103.7% of net assets
Common Stocks — 54.3%
US Common Stocks — 19.6%
Aerospace & Defense — 0.3%
Cavium, Inc. (a)	337	$29,150
Esterline Technologies Corp. (a)	5,115	377,487
General Dynamics Corp. (r)	1,144	213,253
Honeywell International, Inc.	6,859	988,039
Huntington Ingalls Industries, Inc. (r)	8,726	1,891,710
L3 Technologies, Inc. (r)	395	75,966
Lockheed Martin Corp.	3,000	886,290
Raytheon Co.	6,520	1,259,534
Spirit AeroSystems Holdings, Inc., Class A (r)	21,073	1,810,381
Textron, Inc.	11,037	727,449
United Technologies Corp.	3,569	446,232
		8,705,491
Air Freight & Logistics — 0.0%
FedEx Corp.	3,748	851,021
Airlines — 0.7%
American Airlines Group, Inc.	100,943	3,831,796
Delta Air Lines, Inc.	335,472	16,619,283
Southwest Airlines Co.	3,884	197,618
Spirit Airlines, Inc. (a)	3,076	111,812
United Continental Holdings, Inc. (a)	46,986	3,276,334
		24,036,843
Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)	5,230	121,807
Lear Corp. (r)	14,311	2,659,127
		2,780,934
Automobiles — 0.1%
Ford Motor Co.	42,824	474,062
General Motors Co. (r)	44,581	1,756,491
Thor Industries, Inc.	5,844	569,147
		2,799,700
Beverages — 0.3%
Constellation Brands, Inc., Class A	5,587	1,222,827
PepsiCo, Inc. (r)	77,550	8,442,868
		9,665,695
Biotechnology — 0.2%
Alnylam Pharmaceuticals, Inc. (a)	3,045	299,902
Amgen, Inc.	4,445	820,503
Biogen, Inc. (a)	4,082	1,184,760
Celgene Corp. (a) (r)	10,021	795,868
Exelixis, Inc. (a)	22,966	494,228
Gilead Sciences, Inc. (r)	25,829	1,829,726
Shire plc	6,136	345,074
United Therapeutics Corp. (a) (r)	7,613	861,411
Vertex Pharmaceuticals, Inc. (a)	3,141	533,844
		7,165,316

	Number of Shares	Value
Building Products — 0.0%
Armstrong World Industries, Inc. (a) (r)	2,150	$135,880
Masco Corp.	27,098	1,014,007
Owens Corning	668	42,331
USG Corp. (a)	5,544	239,058
		1,431,276
Capital Markets — 0.1%
Ameriprise Financial, Inc.	9,708	1,357,955
BlackRock, Inc.	366	182,649
E*TRADE Financial Corp. (a)	9,684	592,273
Federated Investors, Inc., Class B	13,275	309,573
Morgan Stanley	14,036	665,306
S&P Global, Inc.	5,485	1,118,337
Stifel Financial Corp.	1,566	81,824
T. Rowe Price Group, Inc.	3,104	360,343
		4,668,260
Chemicals — 1.1%
Axalta Coating Systems, Ltd. (a)	295,653	8,961,242
Cabot Corp.	5,991	370,064
Celanese Corp., Series A (r)	14,097	1,565,613
Chemours Co. (The)	13,978	620,064
DowDuPont, Inc.	5,843	385,171
Eastman Chemical Co. (r)	2,891	288,984
Huntsman Corp.	28,377	828,608
Ingevity Corp. (a)	439	35,498
LyondellBasell Industries NV, Class A (r)	27,501	3,020,985
Mosaic Co. (The)	264,900	7,430,445
Olin Corp.	7,982	229,243
PQ Group Holdings, Inc. (a)	148,600	2,674,800
Scotts Miracle-Gro Co. (The), Class A	1,919	159,584
Sherwin-Williams Co. (The)	1,898	773,568
Valvoline, Inc.	412,393	8,895,317
Westlake Chemical Corp.	5,281	568,394
		36,807,580
Commercial Banks — 0.2%
Bank of the Ozarks, Inc.	609	27,429
Citizens Financial Group, Inc.	46,068	1,792,045
Huntington Bancshares, Inc.	6,214	91,719
KeyCorp	3,626	70,852
PNC Financial Services Group, Inc. (The)	10,390	1,403,689
Regions Financial Corp. (r)	10,772	191,526
US Bancorp	8,080	404,162
Wells Fargo & Co. (r)	28,856	1,599,777
		5,581,199
Commercial Services & Supplies — 0.0%
Herman Miller, Inc.	3,289	111,497
Waste Management, Inc.	3,569	290,303
		401,800
Communications Equipment — 0.4%
Arista Networks, Inc. (a)	606	156,039
Ciena Corp. (a)	357,304	9,472,129

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Cisco Systems, Inc.	44,474	$1,913,716
F5 Networks, Inc. (a)	3,280	565,636
		12,107,520
Computers & Peripherals — 0.6%
Apple, Inc. (r)	76,643	14,187,386
Diebold Nixdorf, Inc.	179,994	2,150,928
Hewlett Packard Enterprise Co.	45,792	669,021
HP, Inc.	61,940	1,405,419
Seagate Technology plc	23,285	1,314,904
Western Digital Corp. (r)	8,016	620,518
		20,348,176
Construction & Engineering — 0.1%
D.R. Horton, Inc.	28,380	1,163,580
EMCOR Group, Inc. (r)	3,212	244,690
Fluor Corp.	1,004	48,975
KB Home (r)	3,120	84,989
KBR, Inc.	26,425	473,536
NVR, Inc. (a)	285	846,550
PulteGroup, Inc.	41,109	1,181,884
Quanta Services, Inc. (a)	18,958	633,197
Toll Brothers, Inc.	464	17,163
		4,694,564
Consumer Finance — 0.2%
Ally Financial, Inc.	32,271	847,759
American Express Co.	11,255	1,102,990
Capital One Financial Corp. (r)	11,598	1,065,856
Discover Financial Services	10,294	724,801
FirstCash, Inc.	3,345	300,548
Synchrony Financial	43,144	1,440,147
		5,482,101
Containers & Packaging — 0.0%
WestRock Co.	2,381	135,765
Diversified Consumer Services — 0.0%
Sotheby’s (a)	5,527	300,337
Diversified Financial Services — 1.3%
Bank of America Corp.	623,099	17,565,161
Citigroup, Inc.	139,369	9,326,574
CME Group, Inc.	1,199	196,540
Jefferies Financial Group, Inc.	31,307	711,921
JPMorgan Chase & Co. (r)	157,820	16,444,844
Moody’s Corp. (r)	1,649	281,253
		44,526,293
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	5,806	186,431
CenturyLink, Inc.	13,271	247,371
Verizon Communications, Inc.	43,605	2,193,768
		2,627,570
Electric Utilities — 0.1%
Entergy Corp.	10,095	815,575
Exelon Corp. (r)	50,426	2,148,148
Pinnacle West Capital Corp.	801	64,528
		3,028,251

	Number of Shares	Value
Electrical Equipment — 0.2%
Acuity Brands, Inc.	2,000	$231,740
BWX Technologies, Inc.	93,900	5,851,848
Eaton Corp. plc (r)	1,451	108,448
Generac Holdings, Inc. (a)	35,658	1,844,588
		8,036,624
Electronic Equipment, Instruments & Components — 0.2%
Coherent, Inc. (a)	510	79,774
Corning, Inc.	2,896	79,669
FLIR Systems, Inc.	32,200	1,673,434
Jabil Circuit, Inc.	2,897	80,131
Knowles Corp. (a)	302,894	4,634,278
		6,547,286
Energy Equipment & Services — 0.0%
Halliburton Co.	9,818	442,399
Nabors Industries, Ltd.	16,012	102,637
Patterson-UTI Energy, Inc.	6,576	118,368
RPC, Inc.	9,065	132,077
		795,481
Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	10,095	2,109,653
Kroger Co. (The)	39,939	1,136,265
Sysco Corp.	10,973	749,346
Wal-Mart Stores, Inc. (r)	40,940	3,506,511
		7,501,775
Food Products — 0.1%
Archer-Daniels-Midland Co.	15,205	696,845
Conagra Brands, Inc.	8,067	288,234
Hain Celestial Group, Inc. (The) (a)	2,634	78,493
Sanderson Farms, Inc.	5,618	590,733
Simply Good Foods Co. (The) (a)	1	15
Tyson Foods, Inc., Class A (r)	6,318	434,994
		2,089,314
Health Care Equipment & Supplies — 0.8%
ABIOMED, Inc. (a)	178	72,811
Align Technology, Inc. (a)	3,120	1,067,477
Baxter International, Inc. (r)	43,077	3,180,806
Danaher Corp.	10,613	1,047,291
DexCom, Inc. (a)	16,123	1,531,362
Globus Medical, Inc., Class A (a)	1,157	58,382
Haemonetics Corp. (a)	3,470	311,190
IDEXX Laboratories, Inc. (a)	46,584	10,152,517
Intuitive Surgical, Inc. (a) (r)	1,290	617,239
NuVasive, Inc. (a)	4,851	252,834
Stryker Corp.	50,071	8,454,989
		26,746,898
Health Care Providers & Services — 0.3%
Aetna, Inc.	1,679	308,097
Anthem, Inc.	1,774	422,265
Brookdale Senior Living, Inc. (a)	2,612	23,743
Centene Corp. (a)	6,015	741,108
CIGNA Corp.	1,811	307,779

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Envision Healthcare Corp. (a)	595	$26,186
Express Scripts Holding Co. (a)	2,958	228,387
Humana, Inc. (r)	8,363	2,489,080
Laboratory Corp. of America Holdings (a)	5,128	920,630
McKesson Corp. (r)	10,121	1,350,141
Patterson Companies, Inc.	143,100	3,244,077
Quest Diagnostics, Inc.	2,486	273,311
UnitedHealth Group, Inc.	1,102	270,365
WellCare Health Plans, Inc. (a)	843	207,580
		10,812,749
Hotels, Restaurants & Leisure — 0.6%
Caesars Entertainment Corp. (a)	794,800	8,504,360
Carnival Corp.	8,890	509,486
Hyatt Hotels Corp., Class A (r)	6,230	480,645
ILG, Inc.	2,592	85,614
International Game Technology plc	1,018	23,658
Las Vegas Sands Corp.	18,751	1,431,826
Marriott International, Inc., Class A	57,643	7,297,604
MGM Resorts International	39,840	1,156,555
Papa John’s International, Inc.	2,071	105,041
Royal Caribbean Cruises, Ltd.	5,570	577,052
Wynn Resorts, Ltd.	4,762	796,873
Yum China Holdings, Inc. (China)	5,143	197,800
		21,166,514
Household Durables — 0.0%
Mohawk Industries, Inc. (a)	1,513	324,191
TopBuild Corp. (a)	799	62,594
Whirlpool Corp.	393	57,468
		444,253
Household Products — 0.2%
Colgate-Palmolive Co.	84,238	5,459,465
Procter & Gamble Co. (The) (r)	11,021	860,299
		6,319,764
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)	37,946	508,856
Vistra Energy Corp. (a)	1,674	39,607
		548,463
Industrial Conglomerates — 0.3%
3M Co.	43,077	8,474,107
Insurance — 0.4%
Aflac, Inc. (r)	43,348	1,864,831
Allstate Corp. (The)	19,927	1,818,737
American International Group, Inc.	27,339	1,449,514
Berkshire Hathaway, Inc., Class B (a) (r)	16,982	3,169,690
Everest Re Group, Ltd. (Bermuda)	613	141,284
FNF Group	18,346	690,177
Hanover Insurance Group, Inc. (The)	393	46,987
Hartford Financial Services Group, Inc. (The)	7,804	399,019
Lincoln National Corp.	16,110	1,002,848
Loews Corp.	4,163	200,990

	Number of Shares	Value
Markel Corp. (a)	320	$346,992
MBIA, Inc. (a)	86,774	784,437
Prudential Financial, Inc.	17,950	1,678,504
Reinsurance Group of America, Inc.	3,513	468,915
Travelers Companies, Inc. (The)	3,856	471,743
Unum Group (r)	12,878	476,357
		15,011,025
Internet & Catalog Retail — 0.7%
Amazon.com, Inc. (a) (r)	10,063	17,105,087
Booking Holdings, Inc. (a)	1,548	3,137,935
Expedia, Inc. (r)	1,051	126,320
Liberty Expedia Holdings, Inc., Class A (a)	793	34,844
Liberty TripAdvisor Holdings, Inc., Class A (a)	5,472	88,099
Netflix, Inc. (a)	2,962	1,159,416
Qurate Retail Group, Inc. QVC Group (a)	22,375	474,798
TripAdvisor, Inc. (a)	3,779	210,528
		22,337,027
Internet Software & Services — 1.3%
Akamai Technologies, Inc. (a)	11,098	812,707
Alphabet, Inc., Class A (a) (r)	11,483	12,966,489
Alphabet, Inc., Class C (a) (r)	3,744	4,176,994
ChannelAdvisor Corp. (a)	237,502	3,336,903
eBay, Inc. (a) (r)	33,208	1,204,122
Facebook, Inc., Class A (a) (r)	74,583	14,492,969
GrubHub, Inc. (a)	19,924	2,090,227
IAC/InterActiveCorp (a)	7,813	1,191,404
Pandora Media, Inc. (a)	52,788	415,969
Twitter, Inc. (a)	20,435	892,396
VeriSign, Inc. (a)	6,498	892,955
		42,473,135
IT Services — 0.9%
Alliance Data Systems Corp.	803	187,260
Automatic Data Processing, Inc.	53,178	7,133,297
Cognizant Technology Solutions Corp., Class A	29,595	2,337,709
CoreLogic, Inc. (a)	8,745	453,865
DXC Technology Co. (r)	10,450	842,374
EPAM Systems, Inc. (a)	4,680	581,864
First Data Corp., Class A (a)	4,329	90,606
Gartner, Inc. (a)	3,151	418,768
Genpact, Ltd.	4,248	122,895
Hackett Group, Inc. (The)	20,576	330,656
International Business Machines Corp. (IBM) (r)	13,483	1,883,575
Mastercard, Inc., Class A	7,651	1,503,575
MAXIMUS, Inc.	3,724	231,298
PayPal Holdings, Inc. (a)	43,784	3,645,894
Perspecta, Inc.	2,350	48,292
Science Applications International Corp.	6,044	489,141
Total System Services, Inc.	11,473	969,698
Visa, Inc., Class A	69,126	9,155,739
		30,426,506

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Leisure Equipment & Products — 0.2%
Acushnet Holdings Corp.	279,400	$6,834,124
Brunswick Corp.	7,657	493,723
Vista Outdoor, Inc. (a)	12,026	186,283
		7,514,130
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. (r)	19,422	1,201,056
AquaVenture Holdings, Ltd. (a)	4,634	72,198
Bio-Rad Laboratories, Inc., Class A (a)	1,698	489,941
Bruker Corp.	2,019	58,632
Charles River Laboratories International, Inc. (a)	1,196	134,263
Waters Corp. (a)	42,526	8,232,608
		10,188,698
Machinery — 0.1%
Caterpillar, Inc.	2,443	331,442
Cummins, Inc. (r)	11,126	1,479,758
Graco, Inc.	5,162	233,426
Ingersoll-Rand plc	8,246	739,914
ITT, Inc.	11,376	594,623
Oshkosh Corp.	9,422	662,555
PACCAR, Inc.	5,573	345,303
Terex Corp.	3,369	142,138
Welbilt, Inc. (a)	13,632	304,130
		4,833,289
Marine — 0.0%
Kirby Corp. (a)	1,305	109,098
Scorpio Bulkers, Inc.	18,025	127,977
		237,075
Media — 0.9%
AMC Networks, Inc., Class A (a)	158,300	9,846,260
CBS Corp., Class B	65,600	3,688,032
Charter Communications, Inc., Class A (a)	525	153,935
Comcast Corp., Class A	44,728	1,467,526
Discovery Communications, Inc., Series A (a)	13,519	371,773
GCI Liberty, Inc., Class A (a)	1,337	60,272
Iheartmedia, Inc. (a)	13,262	3,317
Liberty Broadband Corp., Class A (a)	160	12,102
Liberty Broadband Corp., Class C (a)	1,354	102,525
Liberty Media Corp-Liberty Braves, Class A (a)	114	2,931
Liberty Media Corp-Liberty Braves, Class C (a)	317	8,198
Liberty Media Corp-Liberty Formula One, Class A (a)	1,095	38,665
Liberty Media Corp-Liberty Formula One, Class C (a)	1,178	43,739
Liberty Media Corp-Liberty SiriusXM, Class A (a)	4,783	215,474
Liberty Media Corp-Liberty SiriusXM, Class C (a)	5,285	239,728
Lions Gate Entertainment Corp., Class B	301,131	7,064,533
Live Nation Entertainment, Inc. (a)	93,313	4,532,212

	Number of Shares	Value
News Corp., Class A	32,406	$502,293
tronc, Inc. (a)	955	16,502
Twenty-First Century Fox, Inc., Class A	5,416	269,121
Viacom, Inc., Class B	5,196	156,711
Walt Disney Co. (The)	9,394	984,585
		29,780,434
Metals & Mining — 0.4%
Alcoa Corp. (a)	27,412	1,285,075
Allegheny Technologies, Inc. (a)	20,711	520,260
Compass Minerals International, Inc.	106,309	6,989,817
Freeport-McMoRan, Inc.	57,775	997,196
Reliance Steel & Aluminum Co. (r)	5,717	500,466
Southern Copper Corp. (Peru)	5,192	243,349
Steel Dynamics, Inc.	31,708	1,456,983
		11,993,146
Multi-Utilities — 0.1%
Ameren Corp. (r)	7,728	470,249
CenterPoint Energy, Inc.	1,873	51,901
Consolidated Edison, Inc.	10,538	821,753
DTE Energy Co.	2,242	232,339
Public Service Enterprise Group, Inc.	10,296	557,425
UGI Corp.	4,328	225,359
		2,359,026
Multiline Retail — 0.1%
Big Lots, Inc. (r)	3,694	154,335
Kohl’s Corp.	7,559	551,051
Macy’s, Inc.	19,123	715,774
Target Corp.	3,779	287,658
		1,708,818
Office Electronics — 0.0%
Zebra Technologies Corp., Class A (a)	177	25,355
Oil, Gas & Consumable Fuels — 1.1%
Anadarko Petroleum Corp.	5,987	438,548
Andeavor	1,532	200,968
Apache Corp.	3,630	169,702
Cabot Oil & Gas Corp.	5,183	123,355
Centennial Resource Development, Inc., Class A (a)	1,823	32,923
Chevron Corp.	13,788	1,743,217
Cloud Peak Energy, Inc. (a)	313,225	1,093,155
CNX Resources Corp. (a) (r)	13,376	237,825
ConocoPhillips	35,556	2,475,409
CONSOL Energy, Inc. (a) (r)	21,637	829,779
Devon Energy Corp.	19,382	852,033
Energen Corp. (a)	9,708	706,937
EOG Resources, Inc.	2,452	305,102
Exxon Mobil Corp.	13,388	1,107,589
HollyFrontier Corp.	19,406	1,327,953
International Seaways, Inc. (a)	4,248	98,299
Marathon Oil Corp. (r)	46,068	960,978
Marathon Petroleum Corp. (r)	20,061	1,407,480
Newfield Exploration Co. (a)	2,576	77,924
Occidental Petroleum Corp.	11,617	972,111

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
PBF Energy, Inc., Class A	1,913	$80,212
Peabody Energy Corp.	15,040	684,019
Phillips 66	10,903	1,224,516
Pioneer Natural Resources Co.	882	166,910
QEP Resources, Inc. (a) (r)	13,426	164,603
Range Resources Corp.	319,778	5,349,886
SemGroup Corp., Class A	133,950	3,402,330
SM Energy Co.	1,490	38,278
Southwestern Energy Co. (a)	120,487	638,581
Valero Energy Corp.	21,752	2,410,774
World Fuel Services Corp.	8,691	177,383
WPX Energy, Inc. (a)	385,300	6,946,959
		36,445,738
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	4,060	110,513
Personal Products — 0.1%
Coty, Inc., Class A	2,923	41,214
Estee Lauder Companies, Inc. (The), Class A	15,437	2,202,706
Nu Skin Enterprises, Inc., Class A (r)	2,996	234,257
		2,478,177
Pharmaceuticals — 0.3%
AbbVie, Inc.	9,125	845,431
Bristol-Myers Squibb Co.	11,383	629,935
Eli Lilly & Co.	6,096	520,172
Johnson & Johnson	31,037	3,766,030
Merck & Co., Inc. (r)	33,316	2,022,281
Pfizer, Inc. (r)	71,960	2,610,709
Zoetis, Inc.	1,938	165,098
		10,559,656
Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	50,624	6,209,034
Robert Half International, Inc.	18,495	1,204,024
Verisk Analytics, Inc. (a)	1,598	172,009
		7,585,067
Real Estate — 0.1%
CBRE Group, Inc., Class A (a)	64,378	3,073,406
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp. (r)	3,406	491,043
AvalonBay Communities, Inc.	156	26,815
Boston Properties, Inc. (r)	822	103,095
Crown Castle International Corp.	1,511	162,916
Digital Realty Trust, Inc.	1,796	200,398
Equinix, Inc.	64	27,513
Equity Residential	3,281	208,967
Host Hotels & Resorts, Inc.	40,049	843,832
Prologis, Inc. (r)	6,382	419,234
Public Storage	3,124	708,711
Realty Income Corp. (r)	6,903	371,312
SBA Communications Corp. (a) (r)	627	103,530
Simon Property Group, Inc.	2,627	447,089
SL Green Realty Corp.	4,725	475,004

	Number of Shares	Value
Ventas, Inc.	3,643	$207,469
Welltower, Inc.	3,445	215,967
Weyerhaeuser Co.	5,443	198,452
		5,211,347
Road & Rail — 0.1%
Avis Budget Group, Inc. (a)	3,244	105,430
CSX Corp. (r)	1,646	104,982
Hertz Global Holdings, Inc. (a)	1,080	16,567
Kansas City Southern	9,731	1,031,097
Norfolk Southern Corp. (r)	3,748	565,461
Ryder System, Inc. (r)	744	53,464
Union Pacific Corp.	9,309	1,318,899
		3,195,900
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc.	84,266	3,892,246
Boeing Co. (The) (r)	8,324	2,792,785
Broadcom, Inc.	612	148,496
Cirrus Logic, Inc. (a) (r)	960	36,797
Entegris, Inc.	169,754	5,754,661
First Solar, Inc. (a)	8,365	440,501
Intel Corp. (r)	49,510	2,461,142
KLA-Tencor Corp. (r)	8,576	879,297
Lam Research Corp.	6,435	1,112,290
Maxim Integrated Products, Inc.	911	53,439
Micron Technology, Inc. (a) (r)	63,530	3,331,513
MKS Instruments, Inc.	806	77,134
NVIDIA Corp.	5,111	1,210,796
ON Semiconductor Corp. (a)	3,352	74,532
Skyworks Solutions, Inc.	9,487	916,919
Texas Instruments, Inc.	55,575	6,127,144
Veeco Instruments, Inc. (a)	9,162	130,558
Versum Materials, Inc.	85,330	3,170,009
		32,610,259
Software — 1.4%
Activision Blizzard, Inc. (r)	15,080	1,150,906
Adobe Systems, Inc. (a)	6,302	1,536,491
Aspen Technology, Inc. (a)	269	24,947
CA, Inc.	16,878	601,701
Cadence Design Systems, Inc. (a)	20,568	890,800
Citrix Systems, Inc. (a)	10,390	1,089,288
Dell Technologies, Inc., Class V (a)	2,129	180,071
Electronic Arts, Inc. (a)	4,603	649,115
FireEye, Inc. (a)	585,028	9,003,581
Fortinet, Inc. (a)	1,568	97,890
Guidewire Software, Inc. (a)	3,223	286,138
Intuit, Inc.	25,141	5,136,432
Manhattan Associates, Inc. (a)	2,578	121,192
Microsoft Corp. (r)	222,846	21,974,844
Oracle Corp. (r)	49,999	2,202,956
Red Hat, Inc. (a) (r)	885	118,917
Splunk, Inc. (a)	983	97,425
Synopsys, Inc. (a)	7,990	683,704

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Take-Two Interactive Software, Inc. (a) (r)	2,696	$319,098
VMware, Inc., Class A (a)	175	25,720
Zynga, Inc., Class A (a)	125,064	509,010
		46,700,226
Specialty Retail — 0.2%
Advance Auto Parts, Inc.	968	131,358
American Eagle Outfitters, Inc.	18,316	425,847
AutoZone, Inc. (a)	516	346,200
Best Buy Co., Inc.	19,085	1,423,359
Burlington Stores, Inc. (a)	1,086	163,475
Foot Locker, Inc.	13,042	686,661
Gap, Inc. (The)	7,158	231,848
Lowe’s Companies, Inc. (r)	6,423	613,846
Michaels Companies, Inc. (The) (a)	2,987	57,261
Ross Stores, Inc. (r)	11,368	963,438
TJX Companies, Inc. (The) (r)	6,878	654,648
Tractor Supply Co.	8,563	654,984
Urban Outfitters, Inc. (a) (r)	6,612	294,565
		6,647,490
Textiles, Apparel & Luxury Goods — 0.4%
Carter’s, Inc.	1,474	159,767
Hanesbrands, Inc.	459,693	10,122,440
Lululemon Athletica, Inc. (Canada) (a)	3,330	415,751
PVH Corp.	4,064	608,462
Ralph Lauren Corp.	1,503	188,957
Skechers U.S.A., Inc., Class A (a) (r)	17,826	534,958
		12,030,335
Thrifts & Mortgage Finance — 0.0%
Fannie Mae (a)	7,825	11,111
Tobacco — 0.2%
Altria Group, Inc.	6,160	349,826
Philip Morris International, Inc.	89,900	7,258,526
		7,608,352
Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. (a)	21,274	912,442
NOW, Inc. (a)	17,835	237,740
United Rentals, Inc. (a)	3,785	558,742
W.W. Grainger, Inc.	1,949	601,071
WESCO International, Inc. (a)	3,308	188,887
		2,498,882
Wireless Telecommunication Services — 0.0%
NII Holdings, Inc. (a)	11,980	46,722
Total US Common Stocks (Cost $555,922,140)		653,329,765
Foreign Common Stocks — 34.7%
Australia — 0.7%
AGL Energy, Ltd.	21,924	365,411
ALS, Ltd.	57,396	321,821
Alumina, Ltd.	390,080	807,489
Ansell, Ltd.	8,822	178,024
Asaleo Care, Ltd.	134,746	139,526

	Number of Shares	Value
Aurizon Holdings, Ltd.	105,934	$340,588
Australia & New Zealand Banking Group, Ltd.	14,342	301,040
BHP Billiton plc	89,718	2,007,724
BHP Billiton, Ltd.	30,241	757,765
BlueScope Steel, Ltd.	54,946	700,386
Brambles, Ltd.	19,165	126,127
Caltex Australia, Ltd.	28,260	682,525
carsales.com, Ltd.	24,201	271,382
CIMIC Group, Ltd.	5,375	168,145
Cleanaway Waste Management, Ltd.	342,215	429,864
Coca-Cola Amatil, Ltd.	46,053	313,377
Crown Resorts, Ltd.	39,225	392,831
Dexus – REIT	4,265	30,754
Domain Holdings Australia, Ltd.	33,957	81,207
DuluxGroup, Ltd.	19,467	110,117
Fairfax Media, Ltd.	211,630	117,405
Fortescue Metals Group, Ltd.	8,681	28,161
Goodman Group – REIT	9,892	70,609
GUD Holdings, Ltd.	18,550	195,143
GWA Group, Ltd.	36,995	93,005
IPH, Ltd.	48,254	159,652
Kogan.com, Ltd.	63,280	318,907
Lend Lease Group	45,610	670,893
Macquarie Group, Ltd.	458	42,095
Metcash, Ltd.	71,414	138,393
Mirvac Group – REIT	51,921	83,608
National Australia Bank, Ltd.	5,812	118,305
Newcrest Mining, Ltd.	492,243	7,979,202
Orica, Ltd.	56,374	742,012
Origin Energy, Ltd. (a)	61,650	459,839
Qantas Airways, Ltd.	223,245	1,020,840
QBE Insurance Group, Ltd.	44,696	323,170
Scentre Group – REIT	54,471	177,462
South32, Ltd. – ASX Shares	300,490	809,270
Stockland – REIT	65,162	192,048
Suncorp Group, Ltd.	53,633	580,717
Woodside Petroleum, Ltd.	3,401	89,501
		22,936,340
Austria — 0.1%
ams AG	625	46,291
Andritz AG	2,570	136,374
Erste Group Bank AG	4,057	169,128
Immofinanz AG	66,792	1,590,617
Oesterreichische Post AG	5,399	246,381
Wienerberger AG	16,634	415,286
		2,604,077
Belgium — 0.1%
Ageas	5,128	258,559
Anheuser-Busch InBev SA/NV	9,248	932,929
Bekaert SA	1,769	57,357
Greenyard NV	3,122	44,808
KBC Groep NV (r)	8,147	628,009
Solvay SA (r)	558	70,245

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
UCB SA	12,501	$979,965
		2,971,872
Bermuda — 0.1%
Assured Guaranty, Ltd. (r)	35,994	1,286,066
DHT Holdings, Inc.	8,774	41,150
Golar LNG, Ltd.	5,087	149,863
Liberty Latin America, Ltd., Class A (a)	5,930	113,382
Liberty Latin America, Ltd., Class C (a)	10,117	196,067
Marvell Technology Group, Ltd.	1,937	41,529
Signet Jewelers, Ltd.	5,498	306,514
		2,134,571
Brazil — 0.3%
BrasilAgro – Co. Brasileira de Propriedades Agricolas	116,200	406,247
CCR SA	13,120	34,258
Centrais Eletricas Brasileiras SA (a)	1,217,500	3,829,278
Cia de Saneamento de Minas Gerais-COPASA	64,769	685,499
Cia Paranaense de Energia – SPADR	9,056	50,533
Cia Siderurgica Nacional SA (a)	41,959	85,093
Cosan, Ltd.	51,995	396,722
Localiza Rent a Car SA	37,949	232,350
Magnesita Refratarios SA	15,658	256,136
Mahle-Metal Leve SA	30,324	203,581
MRV Engenharia e Participacoes SA	28,258	87,783
Odontoprev SA	36,795	124,082
Petroleo Brasileiro SA	52,018	260,644
Petroleo Brasileiro SA – ADR	32,713	328,111
Porto Seguro SA	11,482	120,515
Portobello SA	19,716	18,975
Sao Martinho SA	90,502	416,812
SLC Agricola SA	12,903	169,654
Sul America SA (UNIT)	8,557	40,359
Tegma Gestao Logistica SA	43,100	171,366
Tupy SA	46,893	216,936
WEG SA	28,412	119,124
		8,254,058
Canada — 2.3%
Aimia, Inc.	9,180	16,200
Air Canada (a)	7,782	125,788
Altius Minerals Corp.	7,029	70,309
Barrick Gold Corp. – NYSE Shares	276,711	3,633,215
Bear Creek Mining Corp. (a)	478,091	643,685
Cameco Corp.	676,735	7,613,269
Cameco Corp. – TSX Shares	6,964	78,346
Canadian Natural Resources, Ltd. – NYSE Shares	10,723	387,028
Centerra Gold, Inc. (a)	609,758	3,390,508
Denison Mines Corp. (a)	2,066,459	1,005,997
Dundee Corp., Class A (a)	405,126	486,897
Dundee Precious Metals, Inc. (a)	331,755	792,386
Fairfax Financial Holdings, Ltd.	787	440,993
First Quantum Minerals, Ltd.	7,609	112,111
Fission Uranium Corp. (a)	2,181,500	1,111,783

	Number of Shares	Value
Goldcorp., Inc.	95,725	$1,312,390
IMAX Corp. (a)	322,352	7,140,097
Imperial Oil, Ltd.	14,172	471,088
International Tower Hill Mines, Ltd. (a)	507,456	256,215
Ivanhoe Mines, Ltd., Class A (a)	222,724	457,426
Kinross Gold Corp. – NYSE Shares (a)	429,036	1,613,175
Kinross Gold Corp. – TSX Shares (a)	16,394	61,728
Lundin Gold, Inc. (a)	777,249	2,707,793
Magna International, Inc.	9,465	550,200
Maxar Technologies, Ltd.	189,004	9,548,482
MEG Energy Corp. (a)	511,156	4,261,415
Mountain Province Diamonds, Inc. (a)	32,352	81,209
New Gold, Inc. (a)	883,456	1,837,588
NexGen Energy, Ltd. (a)	1,572,483	2,906,579
Northern Dynasty Minerals, Ltd. (a)	2,256,947	1,218,904
NOVAGOLD Resources, Inc. (a)	201,971	898,771
Onex Corp.	1,513	111,048
PrairieSky Royalty, Ltd.	179	3,533
Rogers Communications, Inc., Class B	18,611	883,939
Seabridge Gold, Inc. (a)	229,616	2,583,213
Sprott, Inc.	1,598,898	3,697,296
Suncor Energy, Inc.	15,580	634,032
Tahoe Resources, Inc.	266,831	1,313,199
Teck Resources, Ltd., Class B	8,438	214,747
Turquoise Hill Resources, Ltd. (a)	913,357	2,593,934
Uranium Participation Corp. (a)	1,643,208	5,087,177
Wheaton Precious Metals Corp.	191,465	4,223,718
		76,577,411
Chile — 0.1%
Antofagasta plc	100,265	1,302,540
CAP SA	26,867	267,188
		1,569,728
China — 7.5%
3SBio, Inc. (b)	638,500	1,443,506
AAC Technologies Holdings, Inc.	40,255	563,324
Agricultural Bank of China, Ltd., Class H	136,102	63,210
Alibaba Group Holding, Ltd. – ADR (a)	26,564	4,928,419
Aluminum Corp. of China, Ltd., Class H (a)	93,415	40,960
Anhui Conch Cement Co., Ltd., Class A	1,143,199	5,732,788
Anhui Conch Cement Co., Ltd., Class H	93,937	533,611
Anhui Expressway Co., Ltd., Class H	198,000	119,236
Anhui Zhongding Sealing Parts Co., Ltd., Class A	518,045	1,122,069
Asia Cement China Holdings Corp.	155,500	92,906
Baidu, Inc. – SPADR (a)	3,488	847,584
Bank of China, Ltd., Class A	5,533,300	3,017,071
Baoshan Iron & Steel Co., Ltd., Class A	1,992,983	2,332,947
Baozun, Inc. – ADR (a)	119,500	6,536,650
Beijing Capital Land, Ltd., Class H	607,049	261,130
Bilibili, Inc. – SPADR (a)	142,100	1,987,979
Changgang Dunxin Enterprise Co., Ltd. (a) (c) (d)	4,640,000	76,884

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
China Aerospace Times Electronics Co., Ltd., Class A (a)	1,081,000	$1,145,348
China Communications Services Corp., Ltd., Class H	482,000	305,050
China Construction Bank Corp., Class A	9,142,115	9,017,524
China Construction Bank Corp., Class H	219,547	201,319
China CYTS Tours Holding Co., Ltd., Class A	449,772	1,352,219
China Fortune Land Development Co., Ltd., Class A	593,571	2,302,258
China Jushi Co., Ltd., Class A	1,738,795	2,681,653
China Lesso Group Holdings, Ltd.	72,000	45,618
China Lilang, Ltd.	107,468	154,004
China Medical System Holdings, Ltd.	664,000	1,320,887
China Merchants Bank Co., Ltd., Class A	973,889	3,870,680
China Merchants Bank Co., Ltd., Class H	2,070,000	7,568,485
China Pacific Insurance Group Co., Ltd., Class A	1,177,917	5,631,021
China Pacific Insurance Group Co., Ltd., Class H	617,400	2,371,237
China Pioneer Pharma Holdings, Ltd.	508,809	142,396
China Sanjiang Fine Chemicals Co., Ltd.	528,836	176,175
China Shineway Pharmaceutical Group, Ltd.	20,690	40,343
China Suntien Green Energy Corp., Ltd., Class H	465,887	134,249
China Telecom Corp., Ltd., Class H	704,000	328,288
China Yurun Food Group, Ltd. (a)	2,125,000	283,851
Consun Pharmaceutical Group, Ltd.	227,110	211,930
Ctrip.com International, Ltd. – ADR (a)	45,819	2,182,359
Daqin Railway Co., Ltd., Class A	1,864,526	2,310,844
Dong-E-E-Jiao Co., Ltd., Class A	304,335	2,467,751
Dongjiang Environmental Co., Ltd., Class A	592,429	1,165,143
Focus Media Information Technology Co., Ltd., Class A	427,776	614,037
Goodbaby International Holdings, Ltd.	28,000	16,942
Grandblue Environment Co., Ltd., Class A	1,062,488	2,434,812
Grandblue Environment Co., Ltd., Class A – SEHK Shares	897,130	2,055,875
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,034,920	7,326,329
Guangdong Provincial Expressway Development Co., Ltd., Class B	140,055	110,641
Guangshen Railway Co., Ltd., Class H	2,656,000	1,493,081
Guangzhou Baiyun International Airport Co., Ltd., Class A	1,432,689	2,828,132
Han’s Laser Technology Industry Group Co., Ltd., Class A	200,161	1,602,609
Henan Shuanghui Investment & Development Co., Ltd., Class A	1,069,730	4,257,184
Hengan International Group Co., Ltd.	22,246	212,747
Hiroca Holdings, Ltd.	60,584	204,460
Hongfa Technology Co., Ltd., Class A	507,200	2,292,155
Huadong Medicine Co., Ltd., Class A	850,752	6,185,589
Huaxin Cement Co., Ltd., Class B	186,706	252,167
Huayu Automotive Systems Co., Ltd., Class A	1,719,334	6,151,425

	Number of Shares	Value
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,600,114	$6,731,439
JD.com, Inc. – ADR (a)	21,324	830,570
Jiangsu Hengrui Medicine Co., Ltd., Class A	565,325	6,457,963
Kingsoft Corp, Ltd.	128,000	386,308
Kweichow Moutai Co., Ltd., Class A	52,741	5,815,414
Lens Technology Co., Ltd., Class A	473,117	1,488,367
Leoch International Technology, Ltd. (a)	437,148	49,514
Li Ning Co., Ltd. (a)	319,541	349,850
LONGi Green Energy Technology Co., Ltd., Class A	589,274	1,481,777
Lonking Holdings, Ltd.	1,062,344	487,926
Luxshare Precision Industry Co., Ltd., Class A	683,627	2,313,499
Luye Pharma Group, Ltd.	224,500	229,227
Midea Group Co., Ltd., Class A	364,943	2,862,487
Minth Group, Ltd.	1,062,000	4,449,215
NetEase, Inc. – ADR	7,239	1,829,078
New Oriental Education & Technology Group, Inc. – SPADR	29,600	2,801,936
Noah Holdings, Ltd. – ADR (a)	4,034	210,373
NVC Lighting Holding, Ltd.	6,103,000	511,528
Ping An Insurance Group Co. of China, Ltd., Class A	674,054	5,921,431
Ping An Insurance Group Co. of China, Ltd., Class H	795,000	7,264,870
Poly Real Estate Group Co., Ltd., Class A	2,057,006	3,776,181
Powerlong Real Estate Holdings, Ltd.	292,000	156,831
Qingdao Haier Co., Ltd., Class A	1,728,275	5,003,025
SAIC Motor Corp., Ltd., Class A	556,631	2,935,153
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A (a)	635,400	408,163
Shanghai Haohai Biological Technology Co., Ltd., Class H (b)	28,695	178,646
Shanghai Jin Jiang International Hotels (Group) Co., Ltd., Class H	582,000	234,867
Shenzhen Expressway Co., Ltd., Class A	497,039	588,616
Shenzhou International Group Holdings, Ltd.	969,835	11,892,033
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	1,570,667	7,606,907
Sino-Ocean Group Holding, Ltd.	80,892	46,885
Sinotruk Hong Kong, Ltd.	419,560	689,776
Sogou, Inc. – ADR (a)	68,400	781,812
Spring Airlines Co., Ltd., Class A	258,639	1,360,312
TAL Education Group – ADR (a)	302,352	11,126,554
Tasly Pharmaceutical Group Co., Ltd., Class A	1,218,043	4,742,369
Tencent Holdings, Ltd.	286,500	14,267,173
Tianneng Power International, Ltd.	338,000	525,478
Tianyun International Holdings, Ltd.	939,539	151,987
Tingyi Cayman Islands Holding Corp.	421,746	977,776
Tsingtao Brewery Co., Ltd., Class H	56,600	310,169
Vipshop Holdings, Ltd. – ADR (a)	27,935	303,095
Want Want China Holdings, Ltd.	397,529	351,214
Weifu High-Technology Group Co., Ltd., Class A	901,583	3,005,330

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Weiqiao Textile Co., Ltd., Class H	173,385	$79,817
West China Cement, Ltd.	1,767,918	280,101
Xinyuan Real Estate Co., Ltd. – ADR	29,333	130,532
Xiwang Special Steel Co., Ltd.	772,609	152,464
XTEP International Holdings, Ltd.	383,527	261,975
Yangzijiang Shipbuilding Holdings, Ltd.	41,500	27,451
Yonghui Superstores Co., Ltd., Class A	792,100	911,621
Yuan Longping High-tech Agriculture Co., Ltd., Class A	1,248,630	3,551,820
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	259,881	4,385,681
		248,823,677
Cyprus — 0.0%
Global Ports Investments plc – GDR (a) (e)	61,491	162,291
Hellenic Bank plc (a)	56,461	51,429
TCS Group Holding plc – GDR (e)	50,883	1,053,313
		1,267,033
Denmark — 0.6%
Ambu A/S, Class B	4,158	140,099
AP Moller – Maersk A/S, Class B	349	434,068
Bang & Olufsen A/S, Class B (a)	12,916	280,350
Carlsberg A/S, Class B	9,820	1,156,250
Coloplast A/S, Class B	28,984	2,895,013
Danske Bank A/S (r)	14,253	445,476
Dfds A/S	2,206	140,763
DSV A/S	1,199	96,778
GN Store Nord (GN Great Nordic) A/S (r)	56,695	2,582,544
H Lundbeck A/S (r)	1,685	118,314
Jyske Bank A/S	6,262	343,277
Novo Nordisk A/S, Class B (r)	186,121	8,596,783
Rockwool International A/S, Class B	268	104,551
Vestas Wind Systems A/S	18,493	1,143,258
William Demant Holding A/S (a)	27,677	1,113,092
		19,590,616
Finland — 0.4%
Amer Sports Oyj	7,568	238,479
Fortum OYJ	8,237	196,473
Kone Oyj, Class B	160,978	8,197,471
Neste Oyj (r)	11,214	876,795
Sampo Oyj, Class A	29,180	1,422,934
UPM-Kymmene Oyj (r)	36,247	1,294,307
Valmet Corp.	3,318	63,923
Wartsila Corp.	17,427	342,070
		12,632,452
France — 1.4%
Aeroports de Paris (r)	255	57,615
Air France-KLM SA (a) (r)	28,076	228,927
Airbus SE	8,805	1,029,115
Amundi SA (b) (r)	3,195	220,944
Atos Origin SA (r)	3,817	520,137
AXA SA	16,330	400,072
BioMerieux	647	58,025
BNP Paribas SA (r)	32,160	1,993,422

	Number of Shares	Value
Bouygues SA (r)	14,805	$637,340
Capgemini SE	4,254	571,024
Cie Generale des Etablissements Michelin (r)	6,120	744,225
CNP Assurances	6,846	155,561
Compagnie de Saint-Gobain (r)	12,238	545,784
Edenred SA	15,199	479,668
Electricite de France SA	427,875	5,865,233
Elior Group SA (b)	1,803	25,968
Elis SA	14,987	343,273
Engie SA (r)	43,029	658,511
Eutelsat Communications SA (r)	3,074	63,663
Faurecia SA	1,189	84,610
Groupe Eurotunnel SE	52,739	723,062
Hermes International	120	73,344
Imerys SA	1,521	122,546
JCDecaux SA	5,282	176,550
Kering	181	102,094
L’Oreal SA	42,258	10,426,144
Legrand SA	21,692	1,588,811
LVMH Moet Hennessy Louis Vuitton SA	325	108,036
Neopost SA	5,422	145,782
Orange SA (r)	1,743	29,156
Peugeot SA (r)	64,300	1,466,250
Renault SA (r)	12,500	1,061,001
Rothschild & Co.	3,032	102,353
Safran SA (r)	2,699	327,409
Sanofi SA (r)	15,151	1,213,178
Societe BIC SA	2,128	197,246
Societe Generale SA (r)	3,809	160,389
Technicolor SA (a)	18,164	22,328
Teleperformance	2,149	379,573
Thales SA	3,345	430,668
Total SA (r)	39,218	2,384,899
Unibail-Rodamco-Westfield	597	131,453
Vicat SA	1,989	130,459
Vinci SA	4,446	427,016
Vivendi SA	367,143	8,981,718
Worldline SA (a) (b)	7,048	399,021
		45,993,603
Germany — 1.5%
Adidas AG	3,114	680,025
Allianz SE (r)	3,689	762,289
AURELIUS Equity Opportunities SE & Co KGaA	4,925	292,819
Aurubis AG	7,802	595,294
Axel Springer AG	8,727	631,127
BASF SE	18,995	1,815,831
Bayer AG (r)	8,059	887,913
Bayerische Motoren Werke AG (r)	8,937	810,614
Beiersdorf AG	2,862	325,004
Brenntag AG	15,126	842,482
Commerzbank AG (a)	5,473	52,439
Continental AG	403	92,112

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Covestro AG (b) (r)	11,677	$1,041,199
CTS Eventim AG & Co KGaA	8,961	439,594
Deutsche Bank AG	4,038	43,670
Deutsche Boerse AG	1,334	177,737
Deutsche Lufthansa AG (r)	344,338	8,280,473
Deutsche Telekom AG	47,525	737,555
Deutsche Wohnen AG	2,457	118,666
Deutz AG	11,149	85,833
E.ON SE	34,114	364,446
Fresenius Medical Care AG & Co.	15,514	1,566,037
Fresenius SE & Co. KGaA	2,894	232,378
GEA Group AG	2,494	84,066
Gerresheimer AG	2,133	173,002
Hannover Rueck SE	1,312	163,576
HeidelbergCement AG (r)	1,081	90,997
Hella GmbH & Co. KGaA (r)	825	46,223
Hochtief AG	1,601	289,271
Infineon Technologies AG (r)	44,349	1,130,158
Leoni AG	1,269	64,321
Linde AG (r)	1,294	308,791
MTU Aero Engines AG	1,448	278,111
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (r)	239	50,650
Puma SE (c)	15	8,758
Rheinmetall AG	3,155	348,408
RWE AG (r)	27,412	624,779
Salzgitter AG (r)	7,507	327,079
SAP SE	9,235	1,066,892
Software AG	9,499	442,452
Suedzucker AG	4,701	74,878
Symrise AG	4,749	416,315
Talanx AG (a)	3,266	119,240
TUI AG	20,918	458,843
TUI AG – Xetra Shares	40,642	890,445
United Internet AG	1,707	97,739
Vonovia SE	426,693	20,302,262
Wacker Neuson SE	9,018	228,524
Wirecard AG	931	149,862
zooplus AG (a)	1,633	304,604
		49,415,783
Greece — 0.2%
Aegean Airlines SA	8,343	82,216
Diana Shipping, Inc. (a)	540,822	2,601,354
Ellaktor SA (a)	5,748	12,876
Hellenic Exchanges – Athens Stock Exchange SA Holdings	7,763	42,134
Motor Oil Hellas Corinth Refineries SA	41,939	842,179
Navios Maritime Acquisition Corp.	24,537	14,968
OPAP SA	9,537	106,871
Piraeus Bank SA (a)	15,944	54,291
Terna Energy SA	7,327	43,963
Tsakos Energy Navigation, Ltd.	475,040	1,767,149
		5,568,001

	Number of Shares	Value
Hong Kong — 1.2%
AIA Group, Ltd.	48,401	$419,019
Ajisen China Holdings, Ltd.	144,000	56,705
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	114,833	234,778
Cathay Pacific Airways, Ltd.	440,000	688,666
CECEP COSTIN New Materials Group, Ltd. (a) (c) (d)	1,736,000	66,381
China Everbright, Ltd.	38,000	69,668
China Mengniu Dairy Co., Ltd.	88,000	296,792
China Merchants Land, Ltd.	1,033,683	177,443
China Merchants Port Holdings Co., Ltd.	29,572	59,679
China Mobile, Ltd.	349,000	3,095,576
China Resources Beer Holdings Co., Ltd.	842,455	4,076,546
China Resources Cement Holdings, Ltd.	800,000	805,205
China South City Holdings, Ltd.	1,246,000	242,363
CK Asset Holdings, Ltd. (r)	10,000	79,012
CK Hutchison Holdings, Ltd.	69,139	729,689
CLP Holdings, Ltd.	6,000	64,374
Dah Chong Hong Holdings, Ltd.	223,296	110,967
Dairy Farm International Holdings, Ltd.	13,600	119,591
Dawnrays Pharmaceutical Holdings, Ltd.	47,989	29,734
Esprit Holdings, Ltd. (a)	1,116,399	346,033
First Pacific Co., Ltd.	208,000	100,203
Galaxy Entertainment Group, Ltd.	25,000	191,888
Guoco Group, Ltd.	54,000	811,707
Hang Lung Properties, Ltd.	83,000	170,464
Henderson Land Development Co., Ltd. (r)	148,658	782,432
Hong Kong & Shanghai Hotels, Ltd. (The)	410,834	586,089
Hong Kong Exchanges & Clearing, Ltd.	124,698	3,736,390
Hua Han Health Industry Holdings, Ltd. (a) (c)	7,412,000	500,709
Huabao International Holdings, Ltd.	195,021	124,396
i-Cable Communications, Ltd. (a)	14,260	223
Jardine Matheson Holdings, Ltd.	29,351	1,849,674
Jardine Strategic Holdings, Ltd.	32,036	1,167,106
Johnson Electric Holdings, Ltd.	34,232	99,586
K Wah International Holdings, Ltd.	521,409	298,939
Kerry Properties, Ltd.	55,000	262,767
Li & Fung, Ltd.	876,000	319,819
Link (The) – REIT	6,000	54,549
Man Wah Holdings, Ltd.	500,000	391,752
Midland Holdings, Ltd.	917,549	248,183
Midland IC&I, Ltd. (a)	568,613	23,553
New World Development Co., Ltd.	751,464	1,050,159
Pacific Basin Shipping, Ltd. (a)	993,422	271,409
PAX Global Technology, Ltd.	6,139,000	3,017,713
Sino Biopharmaceutical, Ltd.	4,162,000	6,351,064
Sino Land Co., Ltd.	200,000	324,382
SmarTone Telecommunications Holdings, Ltd.	483,555	498,639
Stella International Holdings, Ltd.	69,480	85,617
Sun Hung Kai Properties, Ltd. (r)	54,000	810,195
Swire Pacific, Ltd., Class B	220,000	389,986

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Television Broadcasts, Ltd.	178,902	$566,285
Texhong Textile Group, Ltd.	71,656	107,391
WH Group, Ltd. (b)	2,546,500	2,058,841
Wharf (Holdings), Ltd. (The)	16,000	51,249
Wheelock & Co., Ltd.	54,688	380,129
Yue Yuen Industrial Holdings, Ltd.	48,000	134,708
Yuexiu Property Co., Ltd.	3,288,000	626,674
		40,213,091
Hungary — 0.0%
Magyar Telekom Telecommunications plc	91,739	130,716
OTP Bank plc	8,412	304,450
		435,166
India — 0.3%
Andhra Sugars, Ltd. (The)	6,961	35,444
Axis Bank, Ltd.	39,095	289,724
Bank of Baroda	205,037	336,952
Bharti Airtel, Ltd.	20,989	116,769
Bliss Gvs Pharma, Ltd.	55,101	134,635
Century Enka, Ltd.	19,777	73,041
Cyient, Ltd.	7,302	81,701
Dish TV India, Ltd. (a)	79,144	82,909
GHCL, Ltd.	16,899	67,228
Godfrey Phillips India, Ltd.	3,888	41,222
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	61,616	360,934
Hikal, Ltd.	27,442	58,252
Hikal, Ltd. – ENT (c)	13,721	29,126
ICICI Bank, Ltd.	49,302	197,799
Idea Cellular, Ltd. (a)	265,619	228,373
IRB Infrastructure Developers, Ltd.	214,301	658,740
Jammu & Kashmir Bank, Ltd. (The) (a)	265,950	197,565
Jindal Poly Films, Ltd.	19,821	62,399
JK Paper, Ltd.	54,507	91,806
Jubilant Life Sciences, Ltd.	31,209	319,664
KEC International, Ltd.	73,657	359,447
KPIT Technologies, Ltd.	150,815	597,321
Larsen & Toubro Infotech, Ltd. (b)	19,267	468,341
LIC Housing Finance, Ltd.	33,078	225,776
Lupin, Ltd.	4,699	62,088
Maithan Alloys, Ltd.	4,371	36,082
Mastek, Ltd.	23,573	175,593
Meghmani Organics, Ltd.	41,623	49,624
Mindtree, Ltd.	71,579	1,029,110
Multi Commodity Exchange of India, Ltd.	4,426	47,118
National Aluminium Co., Ltd.	194,925	183,718
NIIT Technologies, Ltd.	63,102	1,016,957
Oil India, Ltd.	89,143	273,325
PNB Gilts, Ltd.	64,630	27,128
Punjab National Bank (a)	252,790	280,514
Radico Khaitan, Ltd.	38,595	232,330
Rural Electrification Corp., Ltd.	469,954	722,401
Shriram Transport Finance Co., Ltd.	3,702	69,930

	Number of Shares	Value
Sonata Software, Ltd.	37,983	$173,450
State Bank of India (a)	120,394	454,926
Tata Metaliks, Ltd.	15,713	151,577
Tata Sponge Iron, Ltd.	19,046	264,373
Torrent Power, Ltd.	71,936	237,235
Uflex, Ltd.	42,638	161,222
Visaka Industries, Ltd.	17,977	135,994
Wipro, Ltd.	22,917	87,484
		10,987,347
Indonesia — 0.0%
Indo Tambangraya Megah Tbk PT	188,913	294,813
Indosat Tbk PT	138,038	30,601
Media Nusantara Citra Tbk PT	1,386,100	88,743
Mitra Adiperkasa Tbk PT	2,032,780	127,626
Tambang Batubara Bukit Asam Persero Tbk PT	2,796,144	772,731
Waskita Beton Precast Tbk PT	1,224,744	31,208
		1,345,722
Ireland — 0.1%
Accenture plc, Class A	3,033	496,168
Adient plc	910	44,763
Bank of Ireland Group plc	13,767	107,447
Bank of Ireland Group plc – LSE Shares	82,354	641,912
CRH plc	2,738	96,627
CRH plc – BATS Europe Shares	5,436	192,116
DCC plc	8,253	750,758
Irish Bank Resolution Corp., Ltd. (a) (c) (d)	38,180	—
Irish Continental Group plc	40,374	238,821
Medtronic plc (r)	1,343	114,974
Paddy Power Betfair plc	3,563	399,574
Paddy Power Betfair plc – LSE Shares	7,978	873,775
Permanent TSB Group Holdings plc (a)	130,222	304,062
Ryanair Holdings plc – SPADR (a)	2,195	250,735
		4,511,732
Isle of Man — 0.0%
Playtech plc	18,695	185,728
Italy — 0.3%
A2A SpA	164,347	284,916
Autogrill SpA	14,485	179,587
Banca IFIS SpA	15,912	478,437
Banca Monte dei Paschi di Siena SpA (a)	1,327	3,815
Banco BPM SpA (a)	173,007	505,153
BPER Banca	13,956	76,448
Credito Valtellinese SpA (a)	7,956,880	894,471
Davide Campari-Milano SpA	39,495	324,585
DiaSorin SpA	311	35,451
Enel SpA (r)	136,845	758,139
Eni SpA (r)	47,074	874,027
Ferrari NV	1,847	250,661
Hera SpA	26,114	81,369
Intesa Sanpaolo SpA	417,069	1,207,213
Luxottica Group SpA	24,907	1,605,972

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Mediobanca SpA	18,838	$174,571
Piaggio & C SpA	64,033	160,651
Poste Italiane SpA (b)	39,586	330,508
Saipem SpA (a)	122,972	565,759
Tamburi Investment Partners SpA	108,242	745,054
UniCredit SpA	50,446	838,994
Unione di Banche Italiane SpA	20,409	78,172
		10,453,953
Japan — 7.1%
ABC-Mart, Inc.	1,100	60,138
Advantest Corp.	5,500	114,288
Aeon Delight Co., Ltd.	1,700	57,816
AEON Financial Service Co., Ltd.	8,300	176,210
Aisin Seiki Co., Ltd.	900	40,973
Alfresa Holdings Corp. (r)	27,200	638,710
Alps Electric Co., Ltd.	5,200	133,378
Amada Holdings Co., Ltd.	9,100	87,315
Amano Corp.	138,200	3,263,821
ANA Holdings, Inc.	13,130	481,658
Aozora Bank, Ltd.	2,500	95,068
Asahi Glass Co., Ltd.	3,900	151,672
Asahi Group Holdings, Ltd.	2,700	138,155
Asahi Intecc Co., Ltd.	3,100	117,032
Astellas Pharma, Inc. (r)	56,700	863,803
Azbil Corp.	94,200	4,103,738
BML, Inc.	296,500	7,637,208
Bridgestone Corp.	8,913	348,244
Brother Industries, Ltd.	11,800	232,687
Bunka Shutter Co., Ltd.	315,400	2,673,691
Canon, Inc.	3,400	111,361
Casio Computer Co., Ltd.	19,700	320,123
Chiba Bank, Ltd. (The)	9,000	63,412
Citizen Watch Co., Ltd. (r)	21,500	141,036
Coca-Cola Bottlers Japan, Inc.	3,493	139,471
Concordia Financial Group, Ltd.	13,300	67,604
Cosmos Pharmaceutical Corp.	1,164	236,000
Credit Saison Co., Ltd.	4,700	73,879
CyberAgent, Inc.	8,294	497,834
Dai-ichi Life Holdings, Inc.	43,600	775,526
Daicel Corp.	19,000	209,981
Daifuku Co., Ltd.	6,000	262,291
Daiwa House Industry Co., Ltd.	8,500	289,412
Daiwa Securities Group, Inc.	32,318	187,513
Disco Corp.	200	34,055
DMG Mori Co., Ltd.	10,262	141,539
East Japan Railway Co.	7,400	708,720
FamilyMart Co., Ltd.	500	52,582
FANUC Corp.	800	158,614
Fuji Electric Co., Ltd.	12,000	91,234
Fuji Media Holdings, Inc.	25,000	426,671
FUJIFILM Holdings Corp.	25,900	1,010,384
Fujitsu, Ltd. (r)	48,000	290,732
Fukuda Denshi Co., Ltd.	3,000	196,915
Fukuoka Financial Group, Inc.	27,000	135,572

	Number of Shares	Value
Fukushima Industries Corp.	36,200	$1,658,589
Glory, Ltd.	191,600	5,356,214
GungHo Online Entertainment, Inc.	86,400	219,715
Hakuhodo DY Holdings, Inc.	648,200	10,392,681
Haseko Corp.	50,200	692,744
Hirata Corp.	800	57,242
Hirose Electric Co., Ltd.	600	74,296
Hitachi Construction Machinery Co., Ltd.	1,200	38,909
Hitachi High-Technologies Corp.	3,300	134,455
Hitachi, Ltd. (r)	327,031	2,303,625
Hogy Medical Co., Ltd.	243,000	10,876,369
Hoshizaki Corp.	2,600	262,811
Hoya Corp. (r)	11,900	675,843
Idemitsu Kosan Co., Ltd. (r)	2,500	88,991
Inpex Corp.	45,110	466,217
Isetan Mitsukoshi Holdings, Ltd.	18,300	228,385
ITOCHU Corp.	31,100	562,892
Itochu Techno-Solutions Corp.	8,600	148,394
Japan Airlines Co., Ltd. (r)	57,172	2,026,019
Japan Exchange Group, Inc.	5,200	96,568
Japan Post Holdings Co., Ltd.	56,600	619,664
Japan Retail Fund Investment Corp. – REIT	17	30,668
Japan Steel Works, Ltd. (The)	27,200	683,457
Japan Tobacco, Inc.	5,100	142,466
JFE Holdings, Inc.	16,400	309,362
JTEKT Corp.	2,500	33,951
JX Holdings, Inc.	158,700	1,101,961
Kajima Corp. (r)	59,000	456,428
Kamigumi Co., Ltd.	74,500	1,544,423
Kao Corp.	16,400	1,249,962
KDDI Corp.	10,800	295,278
Kenedix, Inc.	11,200	68,073
Keyence Corp.	600	338,392
Kirin Holdings Co., Ltd.	38,900	1,039,827
Koito Manufacturing Co., Ltd.	2,000	131,944
Komatsu, Ltd.	1,100	31,309
Konami Holdings Corp.	4,400	223,661
Kubota Corp.	7,400	116,204
Kurita Water Industries, Ltd.	288,700	8,225,369
Kyocera Corp.	16,100	904,620
Lawson, Inc.	2,200	137,415
Lion Corp.	9,100	166,812
LIXIL Group Corp.	13,300	265,816
Maeda Corp.	17,500	200,710
Makita Corp.	2,300	102,881
Mandom Corp.	1,400	43,554
Marubeni Corp.	86,300	657,640
Marui Group Co., Ltd.	11,000	231,499
Matsumotokiyoshi Holdings Co., Ltd. (r)	20,700	928,800
Mebuki Financial Group, Inc.	74,481	249,839
Medipal Holdings Corp.	5,100	102,458
MEIJI Holdings Co., Ltd.	1,500	126,421
MINEBEA MITSUMI, Inc. (r)	18,600	313,397

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Miraca Holdings, Inc.	198,200	$5,901,173
Mitsubishi Corp.	190,000	5,272,888
Mitsubishi Electric Corp. (r)	22,600	300,282
Mitsubishi Estate Co., Ltd.	45,155	788,776
Mitsubishi Gas Chemical Co., Inc. (r)	11,000	248,808
Mitsubishi Heavy Industries, Ltd.	7,400	269,004
Mitsubishi Logistics Corp.	4,900	105,700
Mitsubishi UFJ Financial Group, Inc.	70,223	398,289
Mitsui & Co., Ltd. (r)	289,800	4,828,113
Mitsui Fudosan Co., Ltd.	371,400	8,952,491
Mixi, Inc.	4,500	113,658
Mizuho Financial Group, Inc.	240,400	404,468
MS&AD Insurance Group Holdings, Inc. (r)	43,337	1,346,111
Nabtesco Corp.	900	27,641
Namco Bandai Holdings, Inc. (r)	276,800	11,405,578
NEC Corp.	10,200	279,730
Nexon Co., Ltd. (a)	34,816	505,001
NH Foods, Ltd.	200	8,077
NHK Spring Co., Ltd.	25,400	239,107
Nikon Corp.	15,800	250,688
Nintendo Co., Ltd. (r)	1,000	326,364
Nippon Densetsu Kogyo Co., Ltd.	11,400	250,836
Nippon Electric Glass Co., Ltd. (r)	4,300	119,372
Nippon Express Co., Ltd.	6,200	449,464
Nippon Suisan Kaisha, Ltd.	18,800	92,597
Nippon Telegraph & Telephone Corp. (r)	30,700	1,394,990
Nippon Television Holdings, Inc.	20,220	340,963
Nissan Chemical Industries, Ltd.	8,500	396,010
Nitto Denko Corp.	3,200	241,762
Nohmi Bosai, Ltd.	41,900	895,301
Nomura Co., Ltd.	6,700	147,797
Nomura Holdings, Inc.	55,000	266,246
Nomura Research Institute, Ltd.	2,000	96,811
Noritz Corp.	100,600	1,638,152
NTT Data Corp.	47,100	541,751
NTT DoCoMo, Inc.	18,600	473,717
NTT Urban Development Corp.	22,900	245,803
Obayashi Corp. (r)	103,300	1,073,870
Obic Co., Ltd.	3,300	272,817
OKUMA Corp.	186,100	9,820,184
OLYMPUS Corp.	3,000	112,055
OMRON Corp. (r)	10,900	506,830
Onward Holdings Co., Ltd.	13,300	101,842
Oracle Corp.	1,100	89,679
Organo Corp.	55,100	1,568,485
Oriental Land Co., Ltd. (r)	1,800	188,621
ORIX Corp.	20,300	320,609
Otsuka Corp.	9,800	383,895
Otsuka Holdings Co., Ltd.	4,300	208,233
Panasonic Corp.	2,200	29,558
Pola Orbis Holdings, Inc.	8,800	386,706
Rakuten, Inc.	8,825	59,589
Recruit Holdings Co., Ltd.	12,600	348,152

	Number of Shares	Value
Renesas Electronics Corp. (a)	35,800	$350,280
Resona Holdings, Inc.	154,600	826,070
Rinnai Corp.	1,000	88,019
Rohm Co., Ltd. (r)	6,000	502,472
Ryohin Keikaku Co., Ltd.	900	316,553
Sapporo Holdings, Ltd.	298,700	7,482,613
Sawai Pharmaceutical Co., Ltd.	2,500	113,682
SCSK Corp.	4,700	218,327
Secom Co., Ltd.	94,200	7,225,270
Sekisui Chemical Co., Ltd.	13,000	221,337
Sekisui Jushi Corp.	2,400	50,304
Senko Group Holdings Co., Ltd.	12,000	94,786
Seven & I Holdings Co., Ltd.	18,400	802,005
Seven Bank, Ltd.	2,603,200	7,960,521
Shimadzu Corp.	9,800	295,471
Shimamura Co., Ltd.	1,100	96,816
Shimano, Inc.	800	117,367
Shimizu Corp. (r)	66,100	683,863
Shin-Etsu Chemical Co., Ltd.	1,800	159,678
Shinsei Bank, Ltd.	2,000	30,738
Shionogi & Co., Ltd. (r)	4,400	225,801
Shiseido Co., Ltd.	11,600	920,327
SHO-BOND Holdings Co., Ltd.	1,400	97,331
Sinko Industries, Ltd.	91,600	1,638,002
SK Kaken Co., Ltd.	45,000	4,149,533
SMC Corp. (r)	1,200	439,176
SoftBank Group Corp.	2,200	157,861
Sohgo Security Services Co., Ltd.	3,000	141,222
Sojitz Corp.	48,000	173,929
Sompo Holdings, Inc.	11,600	468,623
Sony Corp.	21,769	1,116,881
Sony Financial Holdings, Inc.	6,300	119,963
Square Enix Holdings Co., Ltd. (r)	30,590	1,501,267
Subaru Corp.	7,300	212,378
SUMCO Corp.	3,300	66,453
Sumitomo Corp.	10,900	178,890
Sumitomo Dainippon Pharma Co., Ltd.	13,500	285,525
Sumitomo Electric Industries, Ltd.	8,700	129,405
Sumitomo Heavy Industries, Ltd. (r)	3,000	100,944
Sumitomo Mitsui Financial Group, Inc.	30,400	1,178,058
Sumitomo Mitsui Trust Holdings, Inc.	15,355	608,270
Sumitomo Realty & Development Co., Ltd.	2,476	91,141
Sumitomo Warehouse Co., Ltd. (The)	1,259,000	7,632,527
Sundrug Co., Ltd.	2,000	80,870
Suntory Beverage & Food, Ltd.	5,900	251,853
Suzuki Motor Corp.	5,000	275,739
T&D Holdings, Inc.	5,600	83,901
Taisei Corp. (r)	18,900	1,041,319
Takeuchi Manufacturing Co., Ltd.	316,000	6,632,667
TDK Corp.	2,000	203,939
TechnoPro Holdings, Inc.	2,200	134,972
Temp Holdings Co., Ltd.	9,100	202,770
THK Co., Ltd. (r)	6,200	177,256

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Toei Co., Ltd.	82,500	$8,448,519
Toho Co., Ltd.	2,900	97,160
Tohoku Electric Power Co., Inc.	20,800	253,990
Tokio Marine Holdings, Inc.	10,800	505,713
Tokyo Electron, Ltd. (r)	9,000	1,540,906
Tokyo Gas Co., Ltd.	6,600	175,137
Toray Industries, Inc.	34,700	273,154
Toshiba Corp. (a)	43,000	129,092
Tosoh Corp. (r)	33,400	516,869
Toyo Seikan Kaisha Group Holdings, Ltd.	10,500	184,268
Toyo Suisan Kaisha, Ltd.	9,000	320,395
Toyo Tire & Rubber Co., Ltd.	5,890	86,054
Toyota Boshoku Corp.	5,800	106,611
Toyota Industries Corp.	8,854	495,646
Toyota Motor Corp.	30,108	1,946,297
Toyota Tsusho Corp. (r)	1,100	36,774
Trend Micro, Inc.	1,600	91,121
TV Asahi Holdings Corp.	420,400	9,209,776
Ushio, Inc.	8,100	102,704
USS Co., Ltd.	6,700	127,363
West Japan Railway Co.	27,400	2,018,231
Yamada Denki Co., Ltd.	42,500	210,729
Yamaha Motor Co., Ltd.	1,400	35,146
Yamato Holdings Co., Ltd.	10,700	315,053
Yaskawa Electric Corp.	800	28,207
Zenkoku Hosho Co., Ltd.	2,653	119,951
ZOJIRUSHI Corp.	68,800	839,965
		237,077,726
Lebanon — 0.0%
Solidere – GDR (a) (c) (e)	38,451	278,020
Luxembourg — 0.3%
APERAM SA	2,975	127,647
ArcelorMittal	228,801	6,681,675
d’Amico International Shipping SA (a)	677,901	141,778
Eurofins Scientific	1,578	876,555
Reinet Investments SCA (a)	24,746	435,800
Stabilus SA	6,915	622,204
Tenaris SA	29,904	545,333
		9,430,992
Macau — 0.0%
Wynn Macau, Ltd.	127,200	408,468
Malaysia — 0.1%
AirAsia Berhad	1,540,868	1,140,855
Carlsberg Brewery Malaysia Berhad, Class B	19,500	93,030
CIMB Group Holdings Berhad	95,300	128,613
Dufu Technology Corp. Berhad	322,340	79,637
Genting Malaysia Berhad	327,210	394,671
Hong Leong Financial Group Berhad	25,339	112,773
Insas Berhad	482,400	104,372
Malaysia Airports Holdings Berhad	63,300	137,916
Muhibbah Engineering M Berhad	2	2
OSK Holdings Berhad	601,822	145,270

	Number of Shares	Value
Padini Holdings Berhad	161,627	$238,565
Sime Darby Berhad	363,254	220,113
Sime Darby Plantation Berhad	316,294	417,055
Sime Darby Property Berhad	277,494	82,221
Supermax Corp. Berhad	367,688	378,831
Top Glove Corp. Berhad	287,200	860,725
TRC Synergy Berhad	304,281	32,008
		4,566,657
Malta — 0.0%
Kindred Group plc	44,408	558,661
Mexico — 0.1%
America Movil SAB de CV, Series L – ADR	6,216	103,559
Cemex SAB de CV – SPADR (a)	108,880	714,253
Consorcio ARA SAB de CV, Series C	642,956	218,525
Grupo Aeroportuario del Centro Norte SAB de CV	41,400	216,211
Grupo Carso SAB de CV, Series A	59,246	200,437
Grupo Comercial Chedraui SA de CV	110,826	256,693
Grupo Herdez SAB de CV, Series C	108,418	225,677
Grupo Mexico SAB de CV, Series B	49,800	141,148
Megacable Holdings SAB de CV (UNIT)	28,637	117,993
Qualitas Controladora SAB de CV	6,276	15,475
Rassini SAB de CV	37,316	127,748
		2,337,719
Monaco — 0.0%
Scorpio Tankers, Inc.	172,835	485,666
Netherlands — 0.4%
Aalberts Industries NV	2,240	107,181
ABN AMRO Group NV (b) (r)	19,527	505,383
Aegon NV (r)	31,391	187,586
Akzo Nobel NV	10,490	893,859
ASM International NV	5,150	283,884
ASML Holding NV	5,944	1,172,282
ASR Nederland NV (r)	12,456	507,324
Boskalis Westminster NV – CVA	11,764	342,356
HAL Trust	1,260	213,196
Heineken Holding NV	541	51,769
Heineken NV	11,167	1,119,616
IMCD Group NV	2,089	140,017
ING Groep NV (r)	26,953	386,757
Koninklijke (Royal) KPN NV	210,432	572,006
Koninklijke Ahold Delhaize NV	58,724	1,404,921
Koninklijke DSM NV (r)	4,155	417,215
Koninklijke Philips NV (r)	44,929	1,904,375
Randstad Holding NV (r)	12,578	738,190
Royal Dutch Shell plc, Class A – BATS Europe Shares	32,836	1,137,916
Royal Dutch Shell plc, Class A – Quote MTF Shares	17,493	607,008
Royal Dutch Shell plc, Class B	47,945	1,714,922
Signify NV (b) (r)	13,299	345,117
Takeaway.com NV (a) (b)	702	46,857
		14,799,737

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
New Zealand — 0.0%
SKY Network Television, Ltd.	43,652	$76,485
Spark New Zealand, Ltd.	34,835	87,938
		164,423
Nigeria — 0.0%
Access Bank plc	1,261,143	36,073
FBN Holdings plc	1,238,803	36,318
United Bank for Africa plc	5,943,571	174,257
Zenith Bank plc	2,550,265	176,432
		423,080
Norway — 0.1%
DNB ASA	15,841	308,988
Golden Ocean Group, Ltd.	7,484	64,468
Leroy Seafood Group ASA	44,050	296,739
Norsk Hydro ASA (r)	37,468	224,317
Norwegian Finans Holding ASA (a)	19,566	216,760
Salmar ASA	13,060	548,017
Schibsted ASA, Class A	6,612	200,700
Schibsted ASA, Class B	5,704	160,927
Statoil ASA	61,997	1,640,838
Telenor ASA	2,945	60,361
		3,722,115
Pakistan — 0.0%
Askari Bank, Ltd.	143,076	25,910
Engro Fertilizers, Ltd.	334,289	205,466
Fauji Fertilizer Co., Ltd.	56,000	45,510
Indus Motor Co., Ltd.	5,001	57,929
		334,815
Peru — 0.0%
Alicorp SAA	64,426	216,811
Ferreycorp SAA	187,112	133,909
		350,720
Philippines (The) — 0.0%
ABS-CBN Holdings Corp. – PDR	675,013	306,184
Cebu Air, Inc.	69,195	89,824
Cosco Capital, Inc.	128,214	14,608
DMCI Holdings, Inc.	515,804	101,452
First Gen Corp.	131,400	35,598
Globe Telecom, Inc.	9,022	260,200
Jollibee Foods Corp.	37,981	187,158
Lopez Holdings Corp.	2,380,923	159,507
PLDT, Inc.	2,870	68,572
SM Investments Corp.	19,546	320,326
		1,543,429
Portugal — 0.0%
EDP – Energias de Portugal SA	8,288	32,869
Galp Energia SGPS SA (r)	3,397	64,594
		97,463
Puerto Rico — 0.0%
Popular, Inc. (r)	19,551	883,901

	Number of Shares	Value
Qatar — 0.0%
United Development Co. QSC	39,479	$151,458
Russia — 0.9%
Aeroflot – Russian Airlines PJSC	222,381	495,256
Bank St Petersburg PJSC	254,956	203,516
Etalon Group plc – GDR (e)	878,364	2,406,717
Europlan PJSC	16,996	200,951
Evraz plc	29,727	199,380
Federal Grid Co. Unified Energy System PJSC (a) (c)	1,410,374,876	4,187,403
Gazprom PAO (c)	2,593,636	5,802,376
Gazprom PAO – SPADR	194,401	857,308
Gazprom PJSC	55,840	124,923
Gazprom PJSC – SPADR	37,558	164,908
Lenta, Ltd. (a) (e)	223,838	1,233,347
Lenta, Ltd. – GDR (a) (e)	36,530	201,152
Lukoil PJSC – SPADR	20,772	1,417,733
Magnitogorsk Iron & Steel Works PJSC	82,194	55,764
MD Medical Group Investments plc – GDR	21,327	184,479
MegaFon PJSC – GDR (e)	6,025	53,099
MMC Norilsk Nickel PJSC	845	152,706
MMC Norilsk Nickel PJSC – ADR	11,063	197,608
Moscow Exchange MICEX-RTS PJSC (a) (c)	615,678	1,066,755
Mosenergo PJSC (c)	992,000	37,045
Polymetal International plc	19,175	169,554
Protek PJSC (a) (c)	470,855	612,995
Rosneft PJSC – GDR	67,591	418,779
RusHydro PJSC (c)	129,682,128	1,394,861
RusHydro PJSC – ADR	3,548,452	3,708,853
Sberbank of Russia PJSC (c)	859,608	2,964,366
Sberbank PAO – SPADR – OTC Shares	70,343	1,012,606
Sistema JSFC – SPGDR – LSE Shares (e)	15,429	42,058
Sistema PJSC FC	50,742	7,158
Sollers PJSC (a)	18,874	156,589
Synergy PJSC (a)	6,874	73,939
TMK PJSC	5,007	6,059
TMK PJSC – GDR (e)	84,437	416,430
X5 Retail Group NV – GDR	11,819	312,839
Yandex NV, Class A (a)	8,658	310,822
		30,850,334
Singapore — 0.2%
DBS Group Holdings, Ltd.	7,100	137,866
Genting Singapore, Ltd.	595,800	535,167
GL, Ltd.	69,500	40,026
Golden Agri-Resources, Ltd.	21,657,700	4,843,361
Great Eastern Holdings, Ltd.	30,937	658,773
Haw Par Corp., Ltd.	10,106	99,487
IGG, Inc.	192,161	244,780
Oversea-Chinese Banking Corp.	11,300	96,230
Singapore Airlines, Ltd.	22,700	177,687
United Overseas Bank, Ltd.	12,239	241,035
		7,074,412

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
South Africa — 0.3%
AECI, Ltd.	7,497	$57,735
African Phoenix Investments, Ltd. (a)	3,640,881	175,162
Alexander Forbes Group Holdings, Ltd.	226,811	95,373
Anglo American Platinum, Ltd.	3,231	84,533
ArcelorMittal South Africa, Ltd. (a)	159,558	24,662
Astral Foods, Ltd.	27,099	563,301
Discovery, Ltd.	33,028	354,839
Emira Property Fund, Ltd. – REIT	20,887	21,853
Gold Fields, Ltd.	363,104	1,293,581
Hosken Consolidated Investments, Ltd.	49,615	505,858
Hosken Passenger Logistics and Rail, Ltd. (a)	19,368	7,413
Impala Platinum Holdings, Ltd. (a)	1,295,644	1,912,923
Investec plc	29,468	208,930
Kumba Iron Ore, Ltd.	16,335	348,384
Liberty Holdings, Ltd.	46,819	395,934
Metair Investments, Ltd.	142,827	161,507
MiX Telematics, Ltd. – SPADR	12,810	226,993
Montauk Holdings, Ltd.	49,746	333,182
MTN Group, Ltd.	6,372	50,078
Naspers, Ltd.	784	198,693
Net 1 UEPS Technologies, Inc. (a)	9,050	82,174
Niveus Investments, Ltd.	43,270	11,040
Old Mutual, Ltd. (a)	71,064	141,055
Remgro, Ltd.	17,826	265,058
Sappi, Ltd.	4,474	29,774
Sibanye Gold, Ltd. (a)	1,264,317	756,359
Telkom SA SOC, Ltd.	29,533	105,591
Tsogo Sun Holdings, Ltd.	68,388	102,106
		8,514,091
South Korea — 0.9%
AK Holdings, Inc.	3,333	225,426
Chongkundang Holdings Corp.	1,225	71,174
CJ O Shopping Co., Ltd.	3,100	777,410
CKD Bio Corp.	7,675	135,751
Daehan Steel Co., Ltd.	9,846	70,692
Daelim Industrial Co., Ltd.	2,624	179,994
Daesang Corp.	18,480	439,978
Daesang Holdings Co., Ltd.	6,974	57,171
Daewon Pharmaceutical Co., Ltd.	7,270	130,295
Daihan Pharmaceutical Co., Ltd.	5,918	231,277
Danawa Co., Ltd.	3,750	54,278
DongKook Pharmaceutical Co., Ltd.	1,963	113,224
Dongwon Industries Co., Ltd.	686	210,355
F&F Co., Ltd.	4,461	326,790
Fila Korea, Ltd.	1,622	48,918
Global Standard Technology Co., Ltd.	18,614	130,064
GS Home Shopping, Inc.	469	75,676
Hana Financial Group, Inc.	3,381	129,826
Handsome Co., Ltd.	6,472	241,802
Hankook Tire Worldwide Co. Ltd.	5,131	80,478
Hansae Yes24 Holdings Co., Ltd.	8,151	55,577
Hansol Paper Co., Ltd.	3,427	51,459

	Number of Shares	Value
Hanyang Eng Co., Ltd.	9,674	$155,653
Hite Jinro Co., Ltd.	2,471	43,539
Huchems Fine Chemical Corp.	9,202	241,465
Huons Global Co., Ltd.	7,730	412,808
Hyundai Elevator Co., Ltd.	1,774	142,329
Hyundai Mobis Co., Ltd.	393	74,674
Hyundai Motor Co.	28,747	3,234,352
Hyundai Telecommunication Co., Ltd.	20,399	187,302
Il Dong Pharmaceutical Co., Ltd.	11,798	225,758
Interpark Holdings Corp.	34,394	87,129
JASTECH, Ltd.	19,478	164,826
JB Financial Group Co., Ltd.	41,152	205,500
Jeju Air Co., Ltd.	10,713	403,756
KC Tech Co., Ltd.	12,162	207,230
KM Corp.	16,978	150,794
Korea Autoglass Corp.	12,959	151,077
Korea Real Estate Investment & Trust Co., Ltd.	89,338	217,481
Korea United Pharm, Inc.	1,614	37,360
Korea Zinc Co., Ltd.	152	52,617
Kortek Corp.	14,627	217,630
KT Corp.	127,991	3,146,016
KT Corp. – SPADR	211,038	2,802,585
Kwangju Bank Co., Ltd.	19,871	190,404
Kyungdong Pharm Co., Ltd.	15,276	167,140
LF Corp.	9,388	236,513
LG Corp.	2,893	186,949
LMS Co., Ltd.	19,472	131,822
Lotte Food Co., Ltd.	337	256,941
LOTTE Himart Co., Ltd.	6,607	466,865
Lotte Shopping Co., Ltd.	603	113,517
MAKUS, Inc.	27,164	132,738
Meritz Financial Group, Inc.	9,691	116,432
Meritz Fire & Marine Insurance Co., Ltd.	21,800	375,397
MiCo, Ltd. (a)	13,335	48,024
Mirae Asset Life Insurance Co., Ltd.	5,290	26,330
MonAmi Co., Ltd.	10,990	29,471
PSK, Inc.	21,772	498,386
S-1 Corp.	1,412	122,492
Sajo Industries Co., Ltd.	1,986	113,169
Samchully Co., Ltd.	1,852	186,006
Samjin Pharmaceutical Co., Ltd.	6,505	263,418
Samsung Electronics Co., Ltd.	19,600	818,417
Samsung Electronics Co., Ltd. – GDR	4,930	5,138,192
Samsung Fire & Marine Insurance Co., Ltd.	1,471	348,349
Samsung SDI Co., Ltd.	249	47,781
Shinhan Financial Group Co., Ltd.	17,237	667,216
Shinsegae, Inc.	2,375	854,404
SK Hynix, Inc.	15,514	1,189,209
Spigen Korea Co., Ltd.	735	29,888
Taeyoung Engineering & Construction Co., Ltd.	35,635	442,205
Union Semiconductor Equipment & Materials Co., Ltd.	63,657	441,489

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Value Added Technology Co., Ltd.	3,205	$96,198
Woongjin Thinkbig Co., Ltd.	28,764	157,579
YeaRimDang Publishing Co., Ltd. (a)	15,987	200,604
		30,493,041
Spain — 0.5%
Acerinox SA	28,292	373,824
ACS, Actividades de Construcciony Servicios SA	3,064	123,939
Amadeus IT Group SA, Class A (r)	107,278	8,452,583
Banco Bilbao Vizcaya Argentaria SA	83,497	589,737
Banco Santander SA (r)	76,122	406,373
Bankia SA	152,516	568,667
CIE Automotive SA	1,709	50,330
Endesa SA	28,287	623,439
Ferrovial SA	3,457	70,871
Fomento de Construcciones y Contratas SA (a)	16,558	208,747
Gestamp Automocion SA (a) (b)	11,250	84,066
Global Dominion Access SA (a) (b)	1,123	6,084
Grifols SA	12,886	386,467
Industria de Diseno Textil SA	14,741	502,997
Inmobiliaria Colonial SA – REIT	6,463	71,373
Inmobiliaria del Sur SA	3,498	54,396
Mapfre SA	155,238	467,155
Mediaset Espana Comunicacion SA	15,846	133,358
Melia Hotels International SA	2,190	30,001
Prosegur Cia de Seguridad SA	8,663	56,527
Realia Business SA (a)	161,369	201,138
Repsol SA (r)	82,444	1,609,933
Viscofan SA	7,459	507,711
		15,579,716
Sri Lanka — 0.0%
Aitken Spence plc	179,312	58,241
Dialog Axiata plc	2,966,071	269,792
Hemas Holdings plc	554,383	392,406
Richard Pieris & Co. plc	759,184	52,749
		773,188
Sweden — 0.3%
Assa Abloy AB, Class B	87,296	1,857,844
Atlas Copco AB, Class B	2,705	70,741
Boliden AB	32,791	1,061,080
Electrolux AB, Series B	19,008	432,576
Epiroc AB, Class B (a)	2,705	24,765
Essity AB, Class B (r)	4,106	101,277
G5 Entertainment AB	3,231	160,817
Investor AB, Class B	8,566	348,473
Kinnevik AB, Class B	2,103	71,953
Modern Times Group AB, Class B	7,636	319,303
Nordea Bank AB	34,586	332,764
Saab AB, Class B	2,000	82,997
Sandvik AB	61,431	1,088,673
Securitas AB, Class B	5,464	89,856
Spotify Technology SA (a)	10,050	1,690,812

	Number of Shares	Value
SSAB AB, Class A	38,625	$182,106
Svenska Cellulosa AB SCA, Class B (r)	21,752	236,049
Svenska Handelsbanken AB, Class A	75,089	833,478
Swedish Match AB	7,725	382,393
Swedish Orphan Biovitrum AB (a)	5,414	117,993
Telefonaktiebolaget LM Ericsson, Class B	9,978	76,797
Volvo AB, Class B (r)	70,006	1,115,103
		10,677,850
Switzerland — 0.7%
ABB, Ltd. – SIX Swiss Exchange	3,995	87,174
Adecco Group AG (r)	31,898	1,884,481
Baloise Holding AG	768	111,689
Barry Callebaut AG	85	152,635
Belimo Holding AG	13	56,544
Bucher Industries AG	358	119,844
Cie Financiere Richemont SA (r)	11,496	973,904
Cie Financiere Richemont SA – JSE Shares	12,444	105,329
Coca-Cola HBC AG	10,688	356,964
DKSH Holding AG	1,274	89,750
GAM Holding AG	18,857	260,471
Garmin, Ltd.	4,334	264,374
Geberit AG	3,009	1,292,680
Georg Fischer AG	203	260,148
Glencore plc	238,701	1,131,725
Helvetia Holding AG	736	420,594
Logitech International SA	16,286	717,038
Nestle SA (r)	22,430	1,736,458
Novartis AG (r)	38,833	2,941,388
OC Oerlikon Corp. AG	6,822	104,444
Partners Group Holding AG	87	63,815
Roche Holding AG (r)	15,914	3,541,107
Schindler Holding AG	325	68,425
Sika AG	2,640	363,810
Sonova Holding AG	4,035	723,858
STMicroelectronics NV	4,279	95,079
STMicroelectronics NV – Borsa Italiana Shares (r)	46,070	1,026,081
Swiss Life Holding AG	572	198,951
Swiss Re, Ltd. (r)	5,534	478,183
TE Connectivity, Ltd.	10,327	930,050
Tecan Group AG	456	110,862
Temenos Group AG	2,404	363,536
UBS Group AG	37,088	570,602
Zurich Insurance Group AG	762	226,032
		21,828,025
Taiwan — 0.7%
Acter Co., Ltd.	50,275	317,051
Advanced International Multitech Co., Ltd.	102,213	118,090
Ampire Co., Ltd.	299,222	178,058
Anpec Electronics Corp.	46,000	88,792
Argosy Research, Inc.	138,923	183,685

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Avita Corp.	42,000	$59,793
Bionime Corp.	7,389	13,860
Bioteque Corp.	66,000	229,488
Chia Chang Co., Ltd.	17,000	12,988
China Life Insurance Co., Ltd.	556,182	585,225
China Man-Made Fiber Corp. (a)	664,537	226,494
China Synthetic Rubber Corp.	180,533	276,547
Chong Hong Construction Co., Ltd.	27,397	84,513
Chroma ATE, Inc.	56,000	300,792
Chyang Sheng Dyeing & Finishing Co., Ltd.	229,664	170,089
Cleanaway Co., Ltd.	32,000	200,386
Delta Electronics, Inc.	65,363	234,498
Depo Auto Parts Ind Co., Ltd.	60,602	159,963
Elan Microelectronics Corp.	311,000	530,760
ETREND Hightech Corp.	66,483	77,214
Excelsior Biopharma, Inc.	63,250	101,692
Fuburg Industrial, Ltd.	11,000	14,566
Gallant Precision Machining Co., Ltd.	107,000	96,259
Giant Manufacturing Co., Ltd.	22,138	93,564
Gigabyte Technology Co., Ltd.	172,000	380,253
Globe Union Industrial Corp.	151,237	87,750
Grand Pacific Petrochemical	804,813	772,374
Great Wall Enterprise Co., Ltd.	220,807	294,929
Hannstar Board Corp.	192,602	189,513
Hanpin Electron Co., Ltd.	44,523	47,665
Hon Hai Precision Industry Co., Ltd. – GDR (e)	25,679	138,255
Hotron Precision Electronic Industrial Co., Ltd.	107,294	163,508
ITE Technology, Inc.	125,133	152,572
K Laser Technology, Inc.	24,000	11,721
Kinik Co.	102,000	235,999
Lingsen Precision Industries, Ltd.	76,716	31,052
Mercuries & Associates Holding, Ltd.	233,000	185,236
Micro-Star International Co., Ltd.	238,000	734,461
momo.com, Inc.	12,056	85,346
Namchow Chemical Industrial Co., Ltd.	84,149	167,760
Nang Kuang Pharmaceutical Co., Ltd.	25,351	30,824
PChome Online, Inc.	35,116	147,783
Powertech Technology, Inc.	218,000	632,099
Radiant Opto-Electronics Corp.	219,998	439,660
Sampo Corp.	234,000	104,727
Sigurd Microelectronics Corp.	215,000	267,222
Sinmag Equipment Corp.	29,400	147,034
Sino-American Silicon Products, Inc.	268,000	1,079,018
Sunrex Technology Corp.	83,969	45,424
Taiwan Semiconductor Manufacturing Co., Ltd.	59,000	419,764
Taiwan Semiconductor Manufacturing Co., Ltd. – SPADR	287,068	10,495,206
Taiwan Styrene Monomer	402,000	303,682
Taiwan Surface Mounting Technology Corp.	155,373	139,001
Teco Electric and Machinery Co., Ltd.	288,689	216,622
Test Rite International Co., Ltd.	136,069	102,423

	Number of Shares	Value
TOPBI International Holdings, Ltd.	53,000	$180,657
TURVO International Co., Ltd.	48,679	172,324
United Integrated Services Co., Ltd.	99,190	216,248
Walsin Lihwa Corp.	1,263,013	857,671
Walton Advanced Engineering, Inc.	296,690	135,137
Wan Hai Lines, Ltd.	94,756	52,496
Wholetech System Hitech, Ltd.	106,012	108,956
Xxentria Technology Materials Corp.	77,517	200,766
Youngtek Electronics Corp.	26,555	48,295
Yungtay Engineering Co., Ltd.	124,000	196,731
		24,772,531
Thailand — 0.2%
AAPICO Hitech PCL, Class F	170,509	174,987
Advanced Info Service PCL, Class F	81,712	456,285
Ananda Development PCL, Class F	1,869,638	269,752
Asia Plus Group Holdings PCL, Class F	1,405,296	156,945
Bangkok Bank PCL	29,869	176,116
Bangkok Bank PCL – Foreign Registered Shares	116,007	695,061
BEC World PCL	115,400	27,343
Esso Thailand PCL, Class F	619,700	216,979
Kasikornbank PCL, Class F	21,100	127,377
KGI Securities Thailand PCL	737,038	84,983
Land and Houses PCL	390,255	133,108
MBK PCL, Class F	2,074,735	1,346,417
Mega Lifesciences PCL, Class F	70,115	84,125
Padaeng Industry PCL, Class F	278,959	139,774
Quality Houses PCL, Class F	5,692,700	529,234
Sansiri PCL, Class F	6,796,675	315,934
Somboon Advance Technology PCL	291,900	189,431
SPCG PCL, Class F	101,300	59,013
Syntec Construction PCL, Class F	1,224,000	143,348
		5,326,212
Turkey — 0.1%
Aksigorta AS	176,285	148,881
Anel Elektrik Proje Taahhut ve Ticaret AS	253,028	142,615
BIM Birlesik Magazalar AS	6,531	95,452
Ford Otomotiv Sanayi AS	34,476	459,245
KOC Holding AS	87,997	271,968
Tekfen Holding AS	213,913	807,425
Tofas Turk Otomobil Fabrikasi AS	122,379	640,328
Turkiye Garanti Bankasi AS	26,286	47,803
Turkiye Halk Bankasi AS	496,077	798,361
		3,412,078
Ukraine — 0.2%
Astarta Holding NV (a)	76,778	686,647
Kernel Holding SA	58,329	740,274
MHP SA – GDR – OTC Shares	288,550	3,838,809
		5,265,730
United Kingdom — 4.4%
3i Group plc	108,981	1,294,784
Abcam plc	11,908	209,382

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Admiral Group plc	29,389	$739,230
Anglo American plc	87,215	1,936,846
Ashtead Group plc	13,315	396,604
Associated British Foods plc	10,551	380,419
Auto Trader Group plc (b)	54,495	306,257
Aviva plc	20,915	139,080
Awilco Drilling plc	14,842	81,077
BAE Systems plc	95,068	811,277
Bank of Georgia Group plc	981	24,405
Barclays plc	882,382	2,200,272
Barratt Developments plc	90,894	618,084
BBA Aviation plc	34,054	153,391
Bellway plc	8,093	320,755
Belmond, Ltd., Class A (a)	51,417	573,300
Berkeley Group Holdings plc (UNIT)	11,436	571,153
BP plc	541,968	4,126,663
British American Tobacco plc	3,660	184,844
Britvic plc	7,528	77,357
BT Group plc	2,319,540	6,674,083
Bunzl plc	40,364	1,222,337
Burberry Group plc	18,361	522,647
Capita plc	167,990	354,081
Carnival plc	8,940	511,389
Close Brothers Group plc	14,903	292,147
CNH Industrial NV	88,543	938,113
Compass Group plc	70,734	1,506,933
ConvaTec Group plc (b)	209,930	587,974
Countrywide plc (a)	174,942	86,997
Croda International plc	629	39,850
Daily Mail & General Trust plc, Class A	44,014	429,866
Dechra Pharmaceuticals plc	4,607	168,985
Devro plc	46,851	123,132
Diageo plc	295,379	10,602,834
Dixons Carphone plc	248,942	612,853
DS Smith plc	12,602	86,643
easyJet plc	20,403	448,979
Ensco plc, Class A	32,610	236,749
Experian plc	35,833	886,177
Ferroglobe plc	8,489	72,751
Ferroglobe plc – ENT (a) (c) (d)	17,904	—
Fiat Chrysler Automobiles NV (a) (r)	41,491	789,821
Fiat Chrysler Automobiles NV – NYSE Shares	18,408	347,727
Flybe Group plc (a)	730,581	396,234
Foxtons Group plc	213,700	159,842
G4S plc	207,935	733,565
Gabriel Resources, Ltd. (a)	1,962,000	522,344
Gem Diamonds, Ltd. (a)	131,246	210,592
Georgia Capital plc (a)	981	13,335
GKN plc (c)	11,803	75,144
GlaxoSmithKline plc	1,651	33,310
Greene King plc	37,676	286,019
GVC Holdings plc	30,605	424,082

	Number of Shares	Value
Hammerson plc – REIT	8,002	$55,041
Hansteen Holdings plc – REIT	30,010	41,263
Hays plc	235,047	578,669
HomeServe plc	88,986	1,053,035
Howden Joinery Group plc	119,926	848,186
HSBC Holdings plc – LSE Shares	18,743	175,747
HSBC Holdings plc – SEHK Shares	59,373	554,503
Hummingbird Resources plc (a)	143,127	57,600
IG Group Holdings plc	44,708	507,966
IMI plc	5,549	82,860
Imperial Brands plc	3,277	122,020
Inchcape plc	68,216	702,504
Indivior plc (a)	17,649	88,495
Informa plc	46,035	507,191
Inmarsat plc	20,845	151,238
InterContinental Hotels Group plc	126,612	7,876,698
International Consolidated Airlines Group SA	1,001,071	8,736,516
International Personal Finance plc	68,550	184,433
Intertek Group plc	95,529	7,204,455
ITV plc	274,290	629,650
J D Wetherspoon plc	8,364	138,988
J Sainsbury plc	32,559	137,972
Janus Henderson Group plc	2,488	76,456
JD Sports Fashion plc	47,148	274,064
John Wood Group plc	30,884	254,901
Jupiter Fund Management plc	37,282	219,218
Just Eat plc (a)	50,531	519,435
Land Securities Group plc – REIT	10,305	129,724
Liberty Global plc, Class A (a)	24,026	661,676
Liberty Global plc, Class C (a)	27,564	733,478
LivaNova plc (a)	6,122	611,098
Lloyds Banking Group plc	17,077,491	14,207,183
London Stock Exchange Group plc	2,161	127,319
Luceco plc (b)	114,534	75,575
Man Group plc	153,912	356,950
McCarthy & Stone plc (b)	33,076	42,799
Melrose Industries plc	135,523	380,307
Merlin Entertainments plc (b)	207,276	1,057,571
Michael Kors Holdings, Ltd. (a)	14,222	947,185
Michelmersh Brick Holdings plc	423,841	492,388
Micro Focus International plc – ADR	9,734	168,106
Moneysupermarket.com Group plc	118,320	491,599
National Express Group plc	17,007	90,086
National Grid plc	16,434	181,817
Nex Group plc	65,061	880,966
Next plc	3,627	289,546
Non-Standard Finance plc (b)	85,726	68,787
Pagegroup plc	61,675	457,983
Paragon Banking Group plc	53,220	336,419
Pendragon plc	1,325,743	427,936
Persimmon plc	20,602	688,523

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Petrofac, Ltd.	12,527	$96,516
Pets at Home Group plc	57,706	98,564
Provident Financial plc (a)	36,602	289,668
QinetiQ Group plc	48,585	172,443
Quilter plc (a) (b)	23,688	45,305
Rathbone Brothers plc	2,163	74,029
Reckitt Benckiser Group plc	79,533	6,538,044
Reed Elsevier NV	6,545	139,324
RELX plc (r)	58,711	1,256,914
Rightmove plc	24,372	1,707,703
Rio Tinto plc	128,060	7,062,875
Rio Tinto, Ltd.	2,908	180,534
Rockhopper Exploration plc (a)	332,981	180,428
Rolls Royce Holdings plc – ENT (a) (c)	1,151,194	1,519
Rolls Royce Holdings plc – LSE Shares (a)	66,838	871,141
Rotork plc	22,500	99,195
Royal Bank of Scotland Group plc (a)	177,233	598,826
Sage Group plc (The)	936,445	7,733,626
Segro plc – REIT	13,225	116,815
Serco Group plc (a)	256,195	333,777
Sky plc	20,408	393,622
Smith & Nephew plc	41,582	764,695
Spectris plc	14,811	509,214
SSP Group plc	96,614	808,090
St James’s Place plc	23,386	354,032
Stagecoach Group plc	77,871	145,465
Standard Chartered plc	53,967	493,100
Standard Life Aberdeen plc	96,820	416,073
Stolt-Nielsen, Ltd.	1,592	24,765
TalkTalk Telecom Group plc	56,142	77,430
Taylor Wimpey plc	241,138	569,203
TechnipFMC plc	2,993	95,114
Tesco plc	469,922	1,591,640
Thomas Cook Group plc	538,450	765,175
TP ICAP plc	2,895	16,089
Travis Perkins plc	1,934	36,298
Unilever plc	129,487	7,162,828
Venator Materials plc (a)	3,043	49,783
Vodafone Group plc	216,746	525,214
WH Smith plc	25,475	671,921
William Hill plc	111,054	443,854
Willis Towers Watson plc	3,976	602,762
Wm Morrison Supermarkets plc	58,530	194,449
WPP plc	31,786	500,188
Yellow Cake plc (a) (b) (c)	323,637	854,240
ZPG plc (b)	12,981	83,691
		146,973,021
Vietnam — 0.0%
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	503,598
Total Foreign Common Stocks (Cost $1,067,299,610)		1,158,130,838
Total Common Stocks (Cost $1,623,221,750)		1,811,460,603

	Number of Contracts	Value
Right — 0.0%
Intesa Sanpaolo Spa Rights, Expiring 07/17/18 (Italy) (a) (c) (Cost $0)	417,069	$—
Warrants — 0.1%
American International Group, Inc., Expiring 01/19/21 (United States) (a)	66,187	959,712
Bank of America Corp., Expiring 10/28/18 (United States) (a)	31,272	19,076
Bank of America Corp., Expiring 01/16/19 (United States) (a)	94,372	1,540,151
Citigroup, Inc., Expiring 01/04/19 (United States) (a)	284,129	3,552
d’Amico International Shipping SA, Expiring 06/30/22 (Luxembourg) (a)	228,133	7,726
JPMorgan Chase & Co., Expiring 10/28/18 (United States) (a)	4,084	259,048
OSK Holdings Berhad, Expiring 07/22/20 (Malaysia) (a)	126,690	3,293
Padaeng Industry Public Co., Ltd., Expiring 05/14/21 (Thailand) (a)	92,986	4,771
Tamburi Investment Partners SpA, Expiring 06/30/20 (Italy) (a)	9,533	14,472
Wells Fargo & Co., Expiring 10/28/18 (United States) (a)	12,483	274,876
Total Warrants (Cost $2,266,461)		3,086,677

	Principal Amount	Value
Convertible Bonds — 0.0%
Food & Beverage — 0.0%
Terravia Holdings, Inc., 5.000%, 10/01/19 (f) (Cost $0)	$501,400	$15,042
US Treasury Bonds/Notes — 6.6%
US Treasury Inflation Indexed Note, 0.625%, 07/15/21	19,396,612	19,468,973
US Treasury Inflation Indexed Note, 0.125%, 01/15/22	16,058,851	15,784,119
US Treasury Inflation Indexed Note, 0.125%, 07/15/22	22,347,510	21,975,397
US Treasury Inflation Indexed Note, 0.625%, 04/15/23	14,089,304	14,063,290
US Treasury Inflation Indexed Note, 0.375%, 07/15/23	9,396,950	9,311,352
US Treasury Note, 1.625%, 04/30/19	9,021,000	8,969,200
US Treasury Note, 1.375%, 05/31/20	28,236,000	27,626,058
US Treasury Note, 2.250%, 03/31/21	23,157,000	22,933,571
US Treasury Note, 1.125%, 09/30/21	2,461,000	2,344,775
US Treasury Note, 1.750%, 04/30/22	19,312,000	18,651,922
US Treasury Note, 1.500%, 03/31/23	21,575,000	20,404,388
US Treasury Note, 2.500%, 05/15/24	7,580,000	7,460,970
US Treasury Note, 2.125%, 05/15/25	11,242,000	10,757,628
US Treasury Note, 2.250%, 11/15/25	6,190,000	5,953,281
US Treasury Note, 2.000%, 11/15/26	13,015,000	12,196,987
US Treasury Note, 2.250%, 08/15/27	2,446,000	2,328,000
Total US Treasury Bonds/Notes (Cost $224,556,130)		220,229,911

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Acquired Funds — 23.2%
Exchange-Traded Funds (ETFs) — 6.5%
Energy Select Sector SPDR Fund	573,000	$43,513,620
Financial Select Sector SPDR Fund	647,000	17,203,730
Vanguard FTSE Developed Markets ETF	336,843	14,450,565
Vanguard S&P 500 ETF	559,752	139,663,721
		214,831,636
Private Investment Funds (g) — 16.7%
Adage Capital Partners, LP (a) (c) (d) (h)		55,036,111
Canyon Value Realization Fund, LP (a) (c) (d) (h)		91,995,369
Convexity Capital Offshore, LP (a) (c) (d) (h)		22,598,583
Deep Basin Long-Short Fund, LP (a) (c) (d) (h)		29,299,769
Farallon Capital Institutional Partners, LP (a) (c) (d) (h)		2,530,093
GSA Trend Fund, Ltd. (a) (c) (d) (h)	552,077	47,017,137
Honeycomb Partners, LP (a) (c) (d) (h)		69,605,658
Hudson Bay International, Ltd. (a) (c) (d) (h)	16,875	19,434,850
Lansdowne Developed Markets Fund, Ltd. (a) (c) (d) (h)	105,438	69,946,404
Latimer Light Partners, LP (a) (c) (d) (h)		46,423,519
Man AHL Short Term Trading Limited (a) (c) (d) (h)	19,713,233	19,866,317
OZ Domestic Partners, LP (a) (c) (d) (h)		164,378
QVT Roiv Hldgs Onshore, Ltd. (a) (c) (d) (h)	3,114	3,430,892
Soroban Cayman Fund, Ltd. (a) (c) (d) (h)	20,839	53,674,304
Tessera Offshore Fund, Ltd. (a) (c) (d) (h)	2,500	27,308,663
		558,332,047
Total Acquired Funds (Cost $647,867,141)		773,163,683
Publicly Traded Limited Partnerships — 0.0%
KKR & Co., LP	16,716	415,392
Lazard, Ltd.	19,058	932,127
Total Publicly Traded Limited Partnerships (Cost $1,284,264)		1,347,519
Preferred Stocks — 0.1%
Banco do Estado do Rio Grande do Sul SA, 7.13% (Brazil)	123,797	471,136
Bancolombia SA, 2.76% (Colombia)	19,681	239,848
Cia Ferro Ligas da Bahia – FERBASA, 7.63% (Brazil)	27,052	127,033
Hyundai Motor Co., Ltd., 3.55% (South Korea)	1,320	107,494
Itausa – Investimentos Itau SA, 6.71% (Brazil)	50,855	120,454
Porsche Automobil Holding SE, 3.20% (Germany)	3,722	237,070
Samsung SDI Co., Ltd., 2.48% (South Korea)	68,550	2,311,562

	Number of Shares	Value
Saraiva SA Livreiros Editores, 6.79% (Brazil)	30,742	$24,192
Schaeffler AG, 4.93% (Germany) (r)	32,133	417,842
Transneft PJSC, 6.89% (Russia)	17	45,194
Volkswagen AG, 2.75% (Germany)	4,425	734,793
Total Preferred Stocks (Cost $4,231,836)		4,836,618

	Number of Contracts	Value
Purchased Option Contracts — 0.0%
Puts — 0.0%
S&P 500 Index Strike Price $2,730, Expiring 07/20/18 (United States) Jefferies & Co., Inc, Unrealized depreciation of $495,566 (Cost $1,762,926)	35,600	$1,267,360

	Number of Units	Value
Disputed Claims Receipt — 0.0%
AMR Corp. (Cost $0) (a) (c) (d) (h)	260,322	$364,451

	Principal Amount	Value
Short-Term Investments — 19.4%
Repurchase Agreement — 4.8%
Fixed Income Clearing Corp. issued on 06/29/18 (proceeds at maturity $159,716,032) (collateralized by US Treasury Notes and US Treasury Bonds, due 03/15/21 through 05/15/46 with a total par value of $168,340,000 and a total market value of $162,913,432), 0.350%, 07/02/18
(Cost $159,711,374)	$159,711,374	$159,711,374
US Treasury Bills (i) — 14.6%
US Treasury Bill, 1.811%, 07/19/18	9,220,000	9,211,889
US Treasury Bill, 1.894%, 09/13/18 (j) (k) (l)	70,000,000	69,733,145
US Treasury Bill, 1.925%, 10/11/18 (j)	170,000,000	169,080,092
US Treasury Bill, 2.131%, 11/23/18 (j) (l)	50,000,000	49,598,500
US Treasury Bill, 2.085%, 12/13/18	100,000,000	99,073,514
US Treasury Bill, 2.105%, 12/20/18 (j)	90,000,000	89,132,709
Total US Treasury Bills (Cost $485,806,139)		485,829,849
Total Short-Term Investments (Cost $645,517,513)		645,541,223
Total Investments — 103.7% (Cost $3,150,708,021)		3,461,313,087
Liabilities in Excess of Other Assets — (3.7)%		(123,362,852)
Net Assets — 100.0%		$3,337,950,235

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Securities Sold Short — (2.3)%
Common Stocks — (2.3)%
US Common Stocks — (1.3)%
Aerospace & Defense — (0.0)%
Arconic, Inc.	(2,668)	$(45,383)
TransDigm Group, Inc.	(2,415)	(833,513)
		(878,896)
Airlines — (0.0)%
American Airlines Group, Inc.	(20,769)	(788,391)
Delta Air Lines, Inc.	(5,081)	(251,713)
Southwest Airlines Co.	(3,884)	(197,618)
		(1,237,722)
Automobiles — (0.0)%
General Motors Co.	(4,015)	(158,191)
Thor Industries, Inc.	(198)	(19,283)
		(177,474)
Biotechnology — (0.1)%
Agios Pharmaceuticals, Inc. (a)	(11,025)	(928,636)
Alnylam Pharmaceuticals, Inc. (a)	(6,126)	(603,350)
BioMarin Pharmaceutical, Inc. (a)	(9,362)	(881,900)
Bluebird Bio, Inc. (a)	(1,472)	(231,030)
Exact Sciences Corp. (a)	(6,071)	(362,985)
Gilead Sciences, Inc.	(541)	(38,324)
Intrexon Corp. (a)	(6,231)	(86,860)
Ionis Pharmaceuticals, Inc. (a)	(6,379)	(265,813)
Neurocrine Biosciences, Inc. (a)	(3,114)	(305,919)
OPKO Health, Inc. (a)	(31,395)	(147,557)
Sage Therapeutics, Inc. (a)	(488)	(76,387)
Seattle Genetics, Inc. (a)	(10,139)	(673,128)
Syneos Health, Inc. (a)	(3,545)	(166,261)
		(4,768,150)
Building Products — (0.0)%
Owens Corning	(668)	(42,331)
Capital Markets — (0.0)%
Stifel Financial Corp.	(2,691)	(140,605)
Chemicals — (0.1)%
Albemarle Corp.	(14,278)	(1,346,844)
Axalta Coating Systems, Ltd. (a)	(5,638)	(170,888)
Valvoline, Inc.	(4,360)	(94,045)
		(1,611,777)
Commercial Banks — (0.1)%
Bank of the Ozarks, Inc.	(6,333)	(285,238)
Chemical Financial Corp.	(8,959)	(498,748)
Sterling Bancorp	(26,188)	(615,418)
United Bankshares, Inc.	(23,440)	(853,216)
		(2,252,620)
Commercial Services & Supplies — (0.0)%
Stericycle, Inc. (a)	(8,148)	(531,983)
Communications Equipment — (0.1)%
EchoStar Corp., Class A (a)	(1,936)	(85,959)

	Number of Shares	Value
NetScout Systems, Inc. (a)	(959)	$(28,482)
ViaSat, Inc. (a)	(20,395)	(1,340,359)
		(1,454,800)
Computers & Peripherals — (0.0)%
Seagate Technology plc	(6,826)	(385,464)
Containers & Packaging — (0.0)%
Crown Holdings, Inc. (a)	(1,609)	(72,019)
Diversified Telecommunication Services — (0.0)%
CenturyLink, Inc.	(10,796)	(201,237)
Electric Utilities — (0.0)%
FirstEnergy Corp.	(1,960)	(70,384)
PPL Corp.	(44,777)	(1,278,383)
		(1,348,767)
Electronic Equipment, Instruments & Components — (0.0)%
Belden, Inc.	(15,158)	(926,457)
Cognex Corp.	(3,318)	(148,016)
Coherent, Inc. (a)	(510)	(79,774)
Dril-Quip, Inc. (a)	(552)	(28,373)
		(1,182,620)
Energy Equipment & Services — (0.0)%
Nabors Industries, Ltd.	(90,427)	(579,637)
Rowan Cos plc, Class A (a)	(13,149)	(213,277)
RPC, Inc.	(6,318)	(92,053)
		(884,967)
Food Products — (0.1)%
Campbell Soup Co.	(15,619)	(633,194)
Dean Foods Co.	(1,152)	(12,108)
Hain Celestial Group, Inc.(The) (a)	(10,176)	(303,245)
Kraft Heinz Co.(The)	(7,559)	(474,856)
McCormick & Co., Inc.	(426)	(49,454)
Post Holdings, Inc. (a)	(3,398)	(292,296)
TreeHouse Foods, Inc. (a)	(8,099)	(425,279)
		(2,190,432)
Health Care Equipment & Supplies — (0.0)%
NuVasive, Inc. (a)	(4,851)	(252,834)
Health Care Providers & Services — (0.2)%
Acadia Healthcare Co., Inc. (a)	(14,881)	(608,782)
Brookdale Senior Living, Inc. (a)	(31,783)	(288,907)
DexCom, Inc. (a)	(21,545)	(2,046,344)
Henry Schein, Inc. (a)	(834)	(60,582)
LifePoint Hospitals, Inc. (a)	(8,000)	(390,400)
Premier, Inc., Class A (a)	(39,275)	(1,428,824)
		(4,823,839)
Health Care Technology — (0.0)%
Medidata Solutions, Inc. (a)	(855)	(68,879)
Hotels, Restaurants & Leisure — (0.0)%
Caesars Entertainment Corp. (a)	(59,471)	(636,340)
International Game Technology plc	(1,018)	(23,658)
Scientific Games Corp., Class A (a)	(12,658)	(622,141)
		(1,282,139)

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Household Durables — (0.0)%
Newell Rubbermaid, Inc.	(14,964)	$(385,921)
Insurance — (0.0)%
Hanover Insurance Group, Inc.(The)	(393)	(46,987)
Hartford Financial Services Group, Inc. (The)	(7,804)	(399,019)
Kemper Corp.	(2,670)	(201,985)
Travelers Companies, Inc.(The)	(406)	(49,670)
		(697,661)
Internet & Catalog Retail — (0.0)%
Liberty Expedia Holdings, Inc., Class A (a)	(457)	(20,080)
Qurate Retail Group, Inc. QVC Group (a)	(10,603)	(224,996)
		(245,076)
Internet Software & Services — (0.0)%
eBay, Inc. (a)	(643)	(23,315)
Pandora Media, Inc. (a)	(52,313)	(412,227)
		(435,542)
IT Services — (0.0)%
First Data Corp., Class A (a)	(4,329)	(90,606)
Gartner, Inc. (a)	(4,684)	(622,504)
		(713,110)
Machinery — (0.0)%
Colfax Corp. (a)	(8,021)	(245,844)
Flowserve Corp.	(5,372)	(217,029)
Wabtec Corp.	(2,709)	(267,053)
Welbilt, Inc. (a)	(13,632)	(304,130)
		(1,034,056)
Media — (0.1)%
Altice USA, Inc., Class A	(20,425)	(348,450)
Chesapeake Energy CorpMeredith Corp.	(6,380)	(325,380)
Comcast Corp., Class A	(644)	(21,130)
Discovery Communications, Inc., Class A (a)	(65,430)	(1,799,325)
DISH Network Corp., Class A (a)	(2,842)	(95,520)
Liberty Broadband Corp., Class C (a)	(1,772)	(134,176)
New York Times Co.(The), Class A	(21,244)	(550,219)
		(3,274,200)
Metals & Mining — (0.1)%
Allegheny Technologies, Inc. (a)	(47,013)	(1,180,966)
Royal Gold, Inc.	(5,389)	(500,315)
		(1,681,281)
Multi-Utilities — (0.0)%
Ameren Corp.	(5,817)	(353,964)
Consolidated Edison, Inc.	(787)	(61,370)
DTE Energy Co.	(2,242)	(232,339)
		(647,673)
Oil, Gas & Consumable Fuels — (0.1)%
Callon Petroleum Co. (a)	(2,039)	(21,899)
Centennial Resource Development, Inc., Class A (a)	(1,823)	(32,923)

	Number of Shares	Value
Cheniere Energy, Inc. (a)	(4,324)	$(281,882)
Chesapeake Energy Corp. (a)	(18,753)	(98,266)
Chevron Corp.	(461)	(58,284)
Extraction Oil & Gas, Inc. (a)	(33,276)	(488,825)
Hess Corp.	(1,791)	(119,800)
Newfield Exploration Co. (a)	(1,592)	(48,158)
RSP Permian, Inc. (a)	(1,005)	(44,240)
SM Energy Co.	(3,560)	(91,456)
Targa Resources Corp.	(8,574)	(424,327)
		(1,710,060)
Personal Products — (0.0)%
Coty, Inc., Class A	(46,679)	(658,174)
Pharmaceuticals — (0.1)%
Akorn, Inc. (a)	(31,468)	(522,054)
Allergan plc	(1,288)	(214,735)
Catalent, Inc. (a)	(2,456)	(102,882)
Nektar Therapeutics (a)	(5,791)	(282,775)
Prestige Brands Holdings, Inc. (a)	(12,187)	(467,737)
		(1,590,183)
Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Micro Devices, Inc. (a)	(61,205)	(917,463)
Cree, Inc. (a)	(11,775)	(489,487)
Cypress Semiconductor Corp.	(17,684)	(275,516)
Skyworks Solutions, Inc.	(332)	(32,088)
		(1,714,554)
Software — (0.0)%
Dell Technologies, Inc., Class V (a)	(366)	(30,956)
FireEye, Inc. (a)	(28,091)	(432,321)
Guidewire Software, Inc. (a)	(3,223)	(286,138)
Splunk, Inc. (a)	(983)	(97,425)
		(846,840)
Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	(252)	(34,196)
CarMax, Inc. (a)	(4,774)	(347,881)
L Brands, Inc.	(12,159)	(448,424)
Mattel, Inc.	(7,114)	(116,812)
Office Depot, Inc.	(300,303)	(765,773)
		(1,713,086)
Trading Companies & Distributors — (0.0)%
NOW, Inc. (a)	(20,651)	(275,278)
Total US Common Stocks (Proceeds $41,334,420)		(43,412,250)
Foreign Common Stocks — (1.0)%
Australia — (0.1)%
Boral, Ltd.	(124,475)	(600,674)
Challenger, Ltd.	(38,429)	(337,876)
Healthscope, Ltd.	(6,920)	(11,318)
Magellan Financial Group, Ltd.	(13,403)	(232,676)
Oil Search, Ltd.	(5,147)	(34,008)
SEEK, Ltd.	(28,732)	(465,841)
Tabcorp Holdings, Ltd.	(9,736)	(32,226)
TPG Telecom, Ltd.	(56,202)	(214,957)

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Vocus Group, Ltd. (a)	(127,090)	$(217,090)
		(2,146,666)
Belgium — (0.0)%
Telenet Group Holding NV (a)	(4,085)	(190,406)
Bermuda — (0.0)%
Assured Guaranty, Ltd.	(662)	(23,654)
Everest Re Group, Ltd.	(613)	(141,284)
		(164,938)
Denmark — (0.1)%
AP Moller – Maersk A/S, Class B	(787)	(978,830)
Chr Hansen Holding A/S	(2,558)	(236,011)
Genmab A/S (a)	(1,594)	(245,849)
ISS A/S	(1,655)	(56,837)
Vestas Wind Systems A/S	(5,001)	(309,168)
		(1,826,695)
Finland — (0.0)%
Amer Sports Oyj	(10,132)	(319,275)
Huhtamaki Oyj	(4,551)	(168,025)
Orion Oyj, Class B	(5,155)	(138,671)
		(625,971)
France — (0.1)%
Accor SA	(3,310)	(162,143)
Bollore SA	(31,505)	(146,428)
Edenred SA	(7,337)	(231,550)
Electricite de France SA	(39,547)	(542,103)
Iliad SA	(3,788)	(598,106)
Ingenico Group SA	(2,734)	(245,366)
JCDecaux SA	(3,171)	(105,990)
SPIE SA	(1,985)	(40,210)
Suez	(19,946)	(258,619)
Technicolor SA (a)	(139,063)	(170,944)
		(2,501,459)
Germany — (0.0)%
Deutsche Bank AG	(37,162)	(401,900)
GEA Group AG	(2,016)	(67,954)
		(469,854)
Ireland — (0.0)%
Alkermes plc (a)	(15,447)	(635,799)
Endo International plc (a)	(3,780)	(35,645)
James Hardie Industries plc	(27,041)	(455,161)
		(1,126,605)
Italy — (0.0)%
Banco BPM SpA (a)	(14,566)	(42,531)
Brembo SpA	(9,277)	(125,424)
Buzzi Unicem SpA	(6,426)	(157,334)
Finmeccanica SpA	(63,552)	(627,502)
Recordati SpA	(4,199)	(166,616)
Saipem SpA (a)	(48,049)	(221,060)
Unione di Banche Italiane SpA	(21,773)	(83,396)
		(1,423,863)

	Number of Shares	Value
Japan — (0.2)%
Acom Co., Ltd.	(69,900)	$(268,504)
AEON Financial Service Co., Ltd.	(6,300)	(133,750)
Bank of Kyoto, Ltd.(The)	(3,800)	(175,692)
Calbee, Inc.	(5,100)	(191,744)
Chugoku Electric Power Co., Inc.(The)	(29,200)	(377,378)
Fukuoka Financial Group, Inc.	(19,000)	(95,402)
Hitachi Metals, Ltd.	(10,000)	(103,710)
Hokuriku Electric Power Co. (a)	(45,100)	(453,031)
Isetan Mitsukoshi Holdings, Ltd.	(5,900)	(73,632)
Kansai Paint Co., Ltd.	(16,400)	(340,064)
Keikyu Corp.	(23,800)	(390,024)
Kintetsu Group Holdings Co., Ltd.	(800)	(32,638)
Kyushu Electric Power Co., Inc.	(26,800)	(299,651)
LINE Corp. (a)	(6,300)	(259,077)
Marui Group Co., Ltd.	(13,500)	(284,112)
Mitsubishi Materials Corp.	(1,700)	(46,612)
Mitsui OSK Lines, Ltd.	(1,100)	(26,417)
MonotaRO Co., Ltd.	(3,800)	(167,948)
Nagoya Railroad Co., Ltd.	(2,000)	(51,626)
NGK Spark Plug Co., Ltd.	(9,300)	(264,901)
Nippon Paint Holdings Co., Ltd.	(18,000)	(773,568)
Odakyu Electric Railway Co., Ltd.	(18,900)	(405,491)
Ricoh Co., Ltd.	(23,500)	(215,120)
Sawai Pharmaceutical Co., Ltd.	(1,200)	(54,567)
Seven Bank, Ltd.	(13,900)	(42,506)
Shizuoka Bank, Ltd.(The)	(3,100)	(27,823)
Sony Financial Holdings, Inc.	(27,100)	(516,030)
Sosei Group Corp. (a)	(15,200)	(244,411)
Suruga Bank, Ltd.	(28,000)	(250,192)
T&D Holdings, Inc.	(12,100)	(181,286)
Toho Gas Co., Ltd.	(1,200)	(41,517)
Toray Industries, Inc.	(12,800)	(100,760)
Toyota Industries Corp.	(3,500)	(195,930)
Yamato Holdings Co., Ltd.	(11,900)	(350,385)
Yokohama Rubber Co., Ltd.(The)	(1,400)	(29,056)
		(7,464,555)
Luxembourg — (0.1)%
Eurofins Scientific SE	(624)	(346,623)
Millicom International Cellular SA	(5,810)	(341,749)
SES SA	(2,064)	(37,774)
Tenaris SA	(69,698)	(1,271,021)
		(1,997,167)
Netherlands — (0.1)%
Altice NV, Class A (a)	(49,064)	(199,682)
Boskalis Westminster	(16,246)	(472,791)
Koninklijke KPN NV	(67,501)	(183,484)
Koninklijke Vopak NV	(7,327)	(338,217)
OCI NV (a)	(21,947)	(591,556)
QIAGEN NV (a)	(10,921)	(397,625)
SBM Offshore NV	(9,970)	(154,551)
		(2,337,906)

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

	Number of Shares	Value
Norway — (0.0)%
Schibsted ASA, Class A	(4,797)	$(145,607)
Yara International ASA	(11,613)	(480,748)
		(626,355)
Portugal — (0.0)%
Banco Comercial Portugues SA, Class R (a)	(94,173)	(28,264)
Singapore — (0.0)%
Singapore Press Holdings, Ltd.	(108,500)	(206,679)
Spain — (0.0)%
Bankia SA	(144,032)	(537,034)
Cellnex Telecom SA (b)	(15,985)	(402,244)
Grifols SA	(1,205)	(36,139)
Telefonica SA	(40,048)	(341,347)
		(1,316,764)
Sweden — (0.0)%
Getinge AB, Class B	(7,510)	(68,244)
Hennes & Mauritz AB, Shares B	(16,266)	(242,120)
Hexpol AB	(10,890)	(113,150)
Telefonaktiebolaget LM Ericsson, Class B	(87,444)	(673,028)
		(1,096,542)
Switzerland — (0.1)%
Aryzta AG (a)	(24,902)	(374,043)
Transocean, Ltd. (a)	(5,428)	(72,952)
Vifor Pharma AG	(4,419)	(705,088)
Weatherford International plc (a)	(145,575)	(478,942)
		(1,631,025)

	Number of Shares	Value
United Kingdom — (0.2)%
Avon Products, Inc. (a)	(176,263)	$(285,546)
Babcock International Group plc	(10,625)	(114,583)
Balfour Beatty plc	(7,369)	(27,581)
BTG plc (a)	(11,800)	(80,372)
ConvaTec Group plc (b)	(118,397)	(331,608)
Ensco plc, Class A	(101,642)	(737,921)
Greene King plc	(4,685)	(35,566)
Hargreaves Lansdown plc	(1,296)	(33,710)
Inmarsat plc	(86,323)	(626,306)
ITV plc	(29,172)	(66,966)
John Wood Group plc	(131,006)	(1,081,258)
Merlin Entertainments plc (b)	(97,021)	(495,024)
Micro Focus International plc	(7,713)	(134,121)
Pennon Group plc	(19,010)	(199,246)
Petrofac, Ltd.	(12,806)	(98,666)
Severn Trent plc	(9,860)	(257,354)
United Utilities Group plc	(48,397)	(487,340)
		(5,093,168)
Total Foreign Common Stocks (Proceeds $33,389,474)		(32,274,882)
Total Common Stocks (Proceeds $74,381,220)		(75,687,132)
Total Securities Sold Short (Proceeds $74,381,220)		(75,687,132)

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
	Equity-Related
325	MSCI EAFE	$32,927,882	$31,775,250	$(1,152,632)
82	S&P 500 e-Mini Index	11,423,047	11,158,560	(264,487)
				$(1,417,119)

Forward Currency Contracts

Contract Settlement Date	Counterparty	Contract Amount		Unrealized Appreciation/ (Depreciation)
		Receive	Deliver
07/12/2018	Goldman Sachs International	USD 6,000,000	CNH 41,828,400	$(304,252)
07/27/2018	Goldman Sachs International	USD 17,000,000	CNH 117,257,500	(663,598)
08/22/2018	Goldman Sachs International	USD 5,000,000	CNH 34,145,000	(138,370)
10/22/2018	Goldman Sachs International	USD 9,000,000	CNH 61,002,000	(158,924)
11/19/2018	Goldman Sachs International	USD 28,232,916	CNH 191,701,500	(522,077)
04/04/2019	Goldman Sachs International	USD 8,873,195	CNH 56,540,000	427,857
04/30/2019	Barclays Bank plc	USD 6,628,108	CNH 42,516,000	282,365
06/20/2019	Barclays Bank plc	USD 16,000,000	CNH 104,496,000	426,712
				$(650,287)

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Depreciation	Net Value of Reference Entity
Total Return Swap Contracts
Long Total Return Swap Contracts
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.35%	Alphas Managed Accounts Platform LXII Limited – KCP Long Segregated Portfolio (d)	USD	Monthly	$190,762,502	$(318,031)	$190,444,471
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.35%	Alphas Managed Accounts Platform LXII Limited – KCP Short Segregated Portfolio (d)	USD	Monthly	30,000,000	(51,018)	29,948,982
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.28%	Alphas Managed Accounts Platform LXIII Limited – KGCP Long Segregated Portfolio (d)	USD	Monthly	48,226,600	(79,536)	48,147,064
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.28%	Alphas Managed Accounts Platform LXIII Limited – KGCP Short Segregated Portfolio (d)	USD	Monthly	20,108,728	(33,180)	20,075,548
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.45%	Alphas Managed Accounts Platform LXV Limited – Clinton Quantitative Segregated Portfolio (d)	USD	Monthly	89,676,273	(161,444)	89,514,829
07/30/2018	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.45%	Alphas Managed Accounts Platform LXVI Limited – Welton Nexus Segregated Portfolio (d)	USD	Monthly	42,888,671	(79,442)	42,809,229
							$(722,651)

The following table represents the individual positions in the KCP Long Segregated Portfolio total return basket swap as of June 30, 2018:

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Long Total Return Swap Contracts
MSCI International USA Momentum Price	9,024	$(665,473)	(0.35)%
MSKYSH02 Custom Index (o)	362,995	(394,358)	(0.21)%
Russell 2000 Index	12,909	5,905,326	3.10%
S&P 400 Citigroup Growth	38,201	(892,793)	(0.47)%
S&P 500 Index	71,559	42,915,037	22.54%
S&P Midcap 400 Index	10,887	4,710,728	2.48%
S&P Smallcap 600 Growth Index	49,037	(696,411)	(0.37)%
Cash and other (p)		139,562,415	73.28%
		$190,444,471

The following table represents individual positions in the KGCP Long Segregated Portfolio total return basket swap as of June 30, 2018:

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Long Total Return Swap Contracts
DJ STOXX Mid 200	1,714	$(28,249)	(0.06)%
DJ STOXX Small 200	2,793	233,346	0.49%
Emerging Markets EMEA Index	2,722	142,055	0.30%
MSCI Australia NR	247	241,005	0.50%
MSCI Canada NR Index	294	263,385	0.55%
MSCI China NR	36,390	336,433	0.70%
MSCI EM Latin America	1,321	28,494	0.06%
MSCI Emerging Markets	3,504	414,657	0.86%
MSCI Emerging Markets Asia	7,688	1,215,279	2.53%
MSCI Europe Momentum Price Eur Index	226	(18,652)	(0.04)%

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
MSCI Europe Net Total Return	21,975	1,103,660	2.29%
MSCI Hong Kong NR Index	61	174,799	0.36%
MSCI International Denmark Net Index	85	(991)	(0.02)%
MSCI International Norway Net Index	102	37,621	0.08%
MSCI International Sweden Net Index	105	92,367	0.19%
Msci International USA Momentum Price	1,412	(115,212)	(0.24)%
MSCI Japan Islamic Index	208,883	1,080,723	2.25%
MSCI Singapore NR	48	40,201	0.08%
MSCI Switzerland NR	515	166,320	0.35%
MSCI United Kingdom NR	175	559,530	1.16%
MSCI USA Index	3,600	6,339,719	13.17%
MSKYSH02 Custom Index (o)	91,181	(99,059)	(0.21)%
Russell 2000 Index	1,766	591,305	1.23%
S&P 400 Citigroup Growth	5,336	(158,662)	(0.33)%
S&P Midcap 400 Index	1,489	458,104	0.95%
S&P Smallcap 600 Growth Index	6,351	(120,829)	(0.25)%
Topix Index	31,895	47,464	0.10%
Cash and other (p)		35,122,251	72.95%
		$48,147,064

The following table represents the top 50 individual positions in the Clinton Quantitative Segregated Portfolio total return basket swap as of June 30, 2018:

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Long Total Return Swap Contracts
Aristocrat Leisure, Ltd.	96,374	$511,790	0.57%
Banco Santander Brasil SA	107,772	(394,351)	(0.44)%
Bellamy’s Australia, Ltd.	67,936	(146,840)	(0.16)%
Bellway plc	42,434	(190,930)	(0.21)%
China Evergrande Group	300,406	(186,894)	(0.21)%
CJ Corp.	9,124	(324,992)	(0.36)%
Deutsche Lufthansa AG	53,051	(254,789)	(0.28)%
Electrocomponents plc	138,776	199,827	0.22%
Energia Y Celulosa SA	68,610	156,705	0.17%
Faurecia SA	33,072	(179,701)	(0.20)%
Genscript Biotech Corp.	315,218	(154,048)	(0.17)%
Great Wall Motor Co., Ltd.	704,137	(175,312)	(0.20)%
Hyundai Glovis Co., Ltd.	2,151	(132,815)	(0.15)%
LG Display Co., Ltd.	115,298	(754,750)	(0.84)%
LG Electronics, Inc.	10,723	(236,291)	(0.26)%
Localiza Rent a Car SA	278,955	(265,929)	(0.30)%
Mixi, Inc.	7,534	(137,840)	(0.15)%
Mondi, Ltd.	56,813	173,419	0.19%
Outotec Oyj	123,004	(158,912)	(0.18)%
Phison Electronics Corp.	100,959	(392,432)	(0.44)%
SSAB AB, Class A	284,534	(190,323)	(0.21)%
Sunac China Holdings, Ltd.	177,542	(150,719)	(0.17)%
Tingyi Cayman Islands Holding	457,698	176,643	0.20%
Tripod Technology Corp.	238,678	(158,802)	(0.18)%
Uni-President Enterprises Corp.	711,721	157,298	0.18%

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Short Total Return Swap Contracts
Boskalis Westminster	(53,223)	$144,291	0.16%
CCR SA	(582,969)	516,405	0.58%
Cencosud SA	(404,705)	189,826	0.21%
China Airlines, Ltd.	(1,883,582)	161,363	0.18%
Delta Electronics, Inc.	(489,523)	596,399	0.66%
GEA Group AG	(50,067)	235,021	0.26%
Hanesbrands, Inc.	(97,687)	(181,926)	(0.20)%
Holcim, Ltd.	(40,625)	168,802	0.19%
Hon Hai Precision Industry Co., Ltd. – GDR	(1,267,502)	222,072	0.25%
Hyundai Motor Co.	(6,889)	184,310	0.20%
Intrum Justitia AB	(25,680)	233,185	0.26%
John Wood Group plc	(200,907)	(173,657)	(0.19)%
Largan Precision Co., Ltd.	(3,926)	(130,231)	(0.15)%
Leonardo SpA	(139,885)	134,979	0.15%
LG Chem, Ltd.	(2,834)	148,726	0.17%
Lojas Americanas SA – Preferred	(378,259)	396,457	0.44%
M Dias Branco SA	(114,030)	147,501	0.16%
OSRAM Licht AG	(44,257)	627,942	0.70%
Reckitt Benckiser Group plc	(27,322)	(146,798)	(0.16)%
RPM International, Inc.	(29,870)	(169,525)	(0.19)%
Seattle Genetics, Inc.	(12,794)	(188,306)	(0.21)%
Telstra Corp., Ltd.	(1,196,097)	631,189	0.71%
Wayfair, Inc.	(8,449)	(395,306)	(0.44)%
Winbond Electronics Corp.	(1,326,995)	281,040	0.31%
Yue Yuen Industrial Holdings, Ltd.	(292,515)	190,055	0.21%
Cash and other (q)		88,902,003	99.32%
		$89,514,829

The following table represents the top 50 individual positions in the Welton Nexus Segregated Portfolio total return basket swap as of June 30, 2018:

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Long Total Return Swap Contracts
Axfood AB	60,755	$41,814	0.10%
BASF SE	6,043	(35,641)	(0.08)%
Berkeley Group Holdings plc (UNIT)	23,466	(92,951)	(0.22)%
Boliden AB	34,423	(50,680)	(0.12)%
Bollore SA	145,646	(39,267)	(0.09)%
Ceconomy AG	106,836	(81,745)	(0.19)%
Cie Financiere Richemont SA	13,816	(99,089)	(0.23)%
Dassault Aviation SA	570	(43,172)	(0.10)%
easyJet plc	53,245	(54,117)	(0.13)%
Euronext NV	17,388	(51,645)	(0.12)%
Faurecia SA	16,371	(166,102)	(0.39)%
H Lundbeck A/S	12,351	(44,572)	(0.10)%
Hermes International	1,507	(40,750)	(0.10)%
Imperial Brands plc	30,602	79,109	0.18%
KAZ Minerals plc	85,657	(49,086)	(0.11)%
Maisons du Monde SA	12,078	(36,426)	(0.09)%

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Microchip Technology, Inc.	7,053	(68,848)	(0.16)%
Oriflame Holding AG	14,842	(58,007)	(0.14)%
Outotec Oyj	91,041	(78,158)	(0.18)%
ProSiebenSat.1 Media SE	20,605	(51,965)	(0.12)%
Rexel SA	68,255	(67,862)	(0.16)%
SSAB AB	244,910	(99,489)	(0.23)%
Swedish Match AB	22,905	46,805	0.11%
TomTom NV	45,158	(43,016)	(0.10)%
Tullow Oil plc	150,997	33,888	0.08%
Short Total Return Swap Contracts
ASOS plc	(8,848)	66,702	0.16%
British American Tobacco plc	(22,800)	(40,056)	(0.09)%
Daimler AG	(18,151)	137,206	0.32%
Deutsche Post AG	(26,302)	63,559	0.15%
E.ON SE	(109,795)	39,947	0.09%
Elementis plc	(66,926)	38,017	0.09%
Europcar	(58,822)	44,339	0.10%
GEA Group AG	(20,880)	70,477	0.16%
Holcim, Ltd.	(18,671)	53,916	0.13%
Huhtamaki Oyj	(27,982)	66,828	0.16%
Kingfisher plc	(242,519)	36,121	0.08%
Naspers, Ltd.	(3,187)	(44,575)	(0.10)%
NCC AB	(42,045)	36,205	0.08%
Nexans SA	(15,862)	51,715	0.12%
Nokian Renkaat Oyj	(17,948)	37,929	0.09%
OCI NV	(24,321)	33,003	0.08%
OSRAM Licht AG	(9,122)	69,483	0.16%
Rolls Royce Holdings plc – LSE Shares	(68,414)	(37,178)	(0.09)%
RPC Group plc	(120,281)	(82,264)	(0.19)%
RPM International, Inc.	(11,193)	(74,563)	(0.17)%
SAP AG	(7,989)	43,120	0.10%
Subsea 7 SA	(73,223)	(56,531)	(0.13)%
Tecnicas Reunidas	(15,551)	(37,043)	(0.09)%
United Internet AG	(5,097)	56,067	0.13%
Worldline SA	(4,480)	33,154	0.08%
Cash and other (q)		43,354,623	101.27%
		$42,809,229

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BATS	Better Alternative Trading System
CNH	Yuan Renminbi Offshore
CVA	Certification Van Aandelen
EAFE	Europe, Australasia, and Far East
ENT	Entitlement Shares
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
JSE	Johannesburg Stock Exchange
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MOEX	Moscow Exchange

MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SEHK	Stock Exchange of Hong Kong
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar

*	Approximately 7% of the fund’s total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, futures, swaps, and securities sold short. These securities are marked-to-market daily and reviewed against the value of the fund’s “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with procedures approved by the board of trustees. At June 30, 2018 the aggregate value of these securities was $11,505,555, which represents 0.3% of net assets.
(c)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $576,653,080, which represents 17.3% of the fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(f)	Security in default.
(g)	Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2018. These positions are therefore grouped into their own industry classification.
(h)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2018, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of GSA Trend Fund, Ltd. and Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Adage Capital Partners, LP	US Equity	07/01/16	$40,000,000	$55,036,111
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 – 04/03/06	23,797,936	91,995,369
Convexity Capital Offshore, LP	Relative Value	02/16/06 – 04/01/13	32,058,353	22,598,583
Deep Basin Long- Short Fund, LP	Long-Short US Energy	05/01/18	30,000,000	29,299,769
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	1,824,074	2,530,093
GSA Trend Fund, Ltd.	Trend Following	09/01/16 – 12/01/16	55,000,000	47,017,137
Honeycomb Partners, LP	Long-Short Global	07/01/16 – 07/01/17	51,000,000	69,605,658
Hudson Bay International, Ltd.	Relative Value	07/01/14	16,876,459	19,434,850
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	04/01/13	45,767,862	69,946,404
Latimer Light Partners, LP	Long-Short Global	10/01/15 – 01/01/16	43,088,781	46,423,519
Man AHL Short Term Trading Limited	Currency Trading	08/01/16	20,000,000	19,866,317
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	164,378
QVT Roiv Hldgs Onshore, Ltd.	Multi-Strategy	01/05/06	3,114,245	3,430,892
Soroban Cayman Fund, Ltd.	Long-Short Global	07/01/16 – 07/01/17	48,400,000	53,674,304

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2018

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Tessera Offshore Fund, Ltd.	Long-Short US Small-Cap	01/01/17	25,000,000	27,308,663
				558,332,047
AMR Corp.		12/09/13	—	364,451
Total (16.7% of Net Assets)				$558,696,498

(i)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(j)	Security or a portion thereof is pledged as collateral for swap contracts.
(k)	Security or a portion thereof is pledged as collateral for forward currency contracts.
(l)	Security or a portion thereof is held as initial margin for financial futures contracts.
(m)	The net unrealized appreciation/depreciation amount represents appreciation/depreciation of the individual total return swaps underlying the MAF investment.
(n)	The percent of net assets represents the net unrealized appreciation/depreciation of the individual underlying total return swaps as a percent of the ending notional amount of the MAF investment.
(o)	MSKYSH02 references a custom index created by Morgan Stanley Capital Services LLC. The index is comprised of 50 small to mid-cap US equities across multiple sectors.
(p)	These balances are predominantly comprised of cash and other immaterial income and expense accruals.
(q)	These balances are predominantly comprised of cash, the remaining investment positions, and immaterial income and expense accruals.
(r)	Security or a portion thereof is pledged as collateral for securities sold short.

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2018
Assets
Investments in securities, at value (cost: $2,990,996,647)	$3,301,601,713
Repurchase agreements (cost: $159,711,374)	159,711,374
Total investments (cost: $3,150,708,021)	3,461,313,087
Unrealized appreciation on forward currency contracts	1,136,934
Cash	1,552,571
Cash denominated in foreign currencies (cost: $10,786,579)	10,745,217
Total Cash	12,297,788
Receivables:
Investment securities sold	61,100,070
Capital stock sold	30,145,270
Dividends and tax reclaims	3,581,193
Interest	588,046
Prepaid expenses	62,216
Total Assets	3,570,224,604
Liabilities
Securities sold short, at value (proceeds: $74,381,220)	75,687,132
Unrealized depreciation on forward currency contracts	1,787,221
Due to broker for futures variation margin	1,415,900
Unrealized depreciation on swap contracts	722,651
Foreign currencies sold short, at value (proceeds $164)	164
Payables:
Investment securities purchased	114,734,849
Capital stock redeemed	30,625,091
Money manager fees	4,551,775
Fund administration and custody fees	805,667
Investment advisory and administrative fees	689,723
Distributions	651,335
Dividends and interest on securities sold short	106,004
Trustee’s fees	12,111
Other accrued expense and liabilities	484,746
Total Liabilities	232,274,369
Net Assets	$3,337,950,235
Shares Outstanding (unlimited authorized shares, par value $0.001)	234,806,097
Net Asset Value Per Share	$14.22
Net Assets Consist of:
Capital stock	$3,346,443,387
Distributions in excess of net investment income	(259,706,885)
Accumulated net realized loss on investments, derivatives, and foreign currencies	(55,147,520)
Net unrealized appreciation on investments, derivatives, and foreign currencies	306,361,253
$3,337,950,235

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Operations (Unaudited)

Six Months Ended June 30, 2018
Investment Income
Dividends (net of foreign withholding taxes of $1,698,761)	$23,009,183
Interest	6,754,031
Other Income	55,339
Total Investment Income	29,818,553
Expenses
Money manager fees	7,234,182
Investment advisory fees	3,918,051
Fund administration and custody fees	2,303,935
Administrative fees	358,200
Professional fees	327,711
Chief compliance officer’s and Trustee’s fees	129,132
Miscellaneous fees and other	140,347
Total Operating Expenses	14,411,558
Dividends and interest on securities sold short	1,017,665
Broker fees on securities sold short	370,715
Total Expenses	15,799,938
Net Investment Income	14,018,615
Net Realized Gain (Loss) on:
Investments (net of foreign withholding taxes on capital gains of $55,401)	129,702,750
Securities sold short	(5,577,933)
Swap contracts	(44,886,557)
Financial futures contracts	(4,201,078)
Forward currency contracts	(3,899,491)
Foreign currency-related transactions	1,103,993
Net Realized Gain from Investments, Derivatives, and Foreign Currencies	72,241,684
Net Change in Unrealized Appreciation (Depreciation) from:
Investments	(160,369,026)
Securities sold short	1,984,791
Swap contracts	(84,138)
Financial futures contracts	(993,285)
Forward currency contracts	4,970,580
Foreign currency-related transactions	26,810
Net Change in Unrealized Depreciation on Investments, Derivatives, and Foreign Currencies	(154,464,268)
Net Realized and Unrealized Loss on Investments, Derivatives, and Foreign Currencies	(82,222,584)
Net Decrease in Net Assets Resulting from Operations	$(68,203,969)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets From Operations
Net investment income	$14,018,615	$18,678,155
Net realized gain from investments, derivatives, and foreign currencies	72,241,684	331,656,779
Net change in unrealized appreciation (depreciation) on investments, derivatives, and foreign currencies	(154,464,268)	311,240,975
Net Increase (Decrease) in Net Assets Resulting from Operations	(68,203,969)	661,575,909
Distributions
From net investment income	(9,168,380)	(173,381,717)
From net realized gains	—	(339,227,808)
Decrease in Net Assets Resulting from Distributions	(9,168,380)	(512,609,525)
Capital Share Transactions
Proceeds from shares sold	34,427,130	57,853,612
Proceeds from distributions reinvested	8,343,856	460,965,773
Entry/exit fees	1,849,838	5,145,526
Cost of shares redeemed	(383,324,610)	(1,045,883,458)
Net Decrease From Capital Share Transactions	(338,703,786)	(521,918,547)
Total Decrease in Net Assets	(416,076,135)	(372,952,163)
Net Assets
Beginning of period	3,754,026,370	4,126,978,533
End of period	$3,337,950,235	$3,754,026,370
Including distributions in excess of net investment income	$(259,706,885)	$(264,557,120)
Capital Share Transactions (in shares)
Shares sold	2,323,484	3,768,150
Shares reinvested	584,770	30,733,516
Shares redeemed	(26,455,494)	(68,487,106)
Net Decrease	(23,547,240)	(33,985,440)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2018
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets resulting from operations	$(68,203,969)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(1,206,894,633)
Investments sold	1,571,739,372
Purchases to cover securities sold short	(47,504,293)
Securities sold short	42,865,431
(Purchase)/Sale of short term investments, net	75,761,837
Amortization (accretion) of discount and premium, net	(3,405,563)
Unrealized depreciation on swap contracts	84,138
(Increase)/decrease in due from broker for futures variation margin	1,282,988
(Increase)/decrease in unrealized appreciation on forward currency contracts	(4,970,580)
(Increase)/decrease in interest receivable	192,874
(Increase)/decrease in receivable for dividends and tax reclaims	(1,320,359)
(Increase)/decrease in prepaid expenses	23,587
Increase/(decrease) in payable for foreign currencies sold short	(1,771)
Increase/(decrease) in payable for money manager fees	(4,347,667)
Increase/(decrease) in payable for dividends and interest for securities sold short	69,937
Increase/(decrease) in payable for fund administration and custody fees	61,302
Increase/(decrease) in payable for trustee’s fees	(130)
Increase/(decrease) in other accrued expense and liabilities	(85,430)
Increase/(decrease) in payable for investment advisory and administrative fees	(80,354)
Net realized (gain) loss from investments	(129,702,750)
Net realized (gain) loss from securities sold short	5,577,933
Net change in unrealized (appreciation) depreciation on investments	160,369,026
Net change in unrealized (appreciation) depreciation on securities sold short	(1,984,791)
Net cash provided by (used in) operating activities	389,526,135
Cash flows provided by (used in) financing activities
Increase (decrease) in cash overdraft	(67,376)
Distributions paid to shareholders	(17,616,626)
Proceeds from shares sold	4,453,748
Payment for shares redeemed	(380,063,033)
Net cash provided by (used in) financing activities	(393,293,287)
Net increase (decrease) in cash	(3,767,152)
Cash at beginning of period	16,064,940
Cash at end of period	$12,297,788
Non cash financing activities not included herein consist of reinvestment of distributions of:	$8,343,856
Interest paid:	$27,316

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

1.  Organization

TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2018, TIP consisted of two mutual funds, TIFF Multi-Asset Fund (“MAF” or the “fund”) and TIFF Short-Term Fund, each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The financial statements and notes presented here relate only to MAF.

Investment Objective

The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.  Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the “board”).

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC options and futures contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value.” MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The fund recognizes paydown gains and losses for such securities and reflects them in investment income. Inflation (deflation) adjustments on inflation-protected securities are included in interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the fund, using reasonable diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2014 – December 31, 2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Expenses

Expenses directly attributable to MAF are charged to the fund’s operations; expenses that are applicable to all TIP funds are allocated based on the relative average daily net assets of each TIP fund.

Dividends to Members

It is the fund’s policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.

Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)	the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date;
(ii)	purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.

The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of the fund, less its liabilities, by the number of outstanding shares of the fund.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

3.  Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks* +	$803,054,659	$1,008,262,679	$143,265	$1,811,460,603
Rights*	—	—	—	—
Warrants*	3,056,415	30,262	—	3,086,677
Convertible Bonds	—	15,042	—	15,042
US Treasury Bonds/Notes	—	220,229,911	—	220,229,911
Exchange-Traded Funds and Mutual Funds	214,831,636	—	—	214,831,636
Private Investment Funds	—	—	558,332,047	558,332,047
Publicly Traded Limited Partnerships	1,347,519	—	—	1,347,519
Preferred Stocks*	—	4,836,618	—	4,836,618
Disputed Claims Receipt	—	—	364,451	364,451
Short-Term Investments	—	645,541,223	—	645,541,223
Purchased Options	1,267,360	—	—	1,267,360
Total Investments in Securities	1,023,557,589	1,878,915,735	558,839,763	3,461,313,087
Forward Currency Contracts – Foreign Currency Risk	—	1,136,934	—	1,136,934
Total Assets	$1,023,557,589	$1,880,052,669	$558,839,763	$3,462,450,021

Liabilities
Common Stocks Sold Short*	$(45,823,993)	$(29,863,139)	$—	$(75,687,132)
Financial Futures Contracts – Equity Risk	(1,417,119)	—	—	(1,417,119)
Forward Currency Contracts – Foreign Currency Risk	—	(1,787,221)	—	(1,787,221)
Swap Contracts – Equity Risk	—	—	(722,651)	(722,651)
Total Other Financial Instruments	(1,417,119)	(1,787,221)	(722,651)	(3,926,991)
Total Liabilities	$(47,241,112)	$(31,650,360)	$(722,651)	$(79,614,123)
*	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

During the period ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the fund. This does not include transfers between Level 1 investments and Level 2 investments due to the fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described earlier within Note 2, international fair value pricing of securities occurs on certain portfolio securities when available. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Balance as of June 30, 2018	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 06/30/18 for the period ended 06/30/18
Common Stocks*	$143,865	$—	$(600)	$—	$—	$143,265	$(600)
Disputed Claims Receipt	400,896	—	(36,445)	—	—	364,451	(36,445)
Private Investment Funds	607,956,269	813,964	6,159,655	30,000,000	(86,597,841)	558,332,047	(5,860,870)
Swap Contracts	(638,513)	(44,886,557)	(84,138)	5,666,695,630	(5,621,809,073)	(722,651)	(84,138)
Total	$607,862,517	$(44,072,593)	$6,038,472	$5,696,695,630	$(5,708,406,914)	$558,117,112	$(5,982,053)
*	There are Common Stocks categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Disputed Claims Receipt.  Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Swap Contracts.  The swap contracts held expose MAF to the returns, either positive or negative, of special purpose vehicles (“SPVs”) that hold actively managed portfolios of marketable investments. The SPVs were created by Morgan Stanley Capital Services LLC, the swap counterparty, and are valued daily by the administrators of the SPVs based on the value of the assets held by the SPVs. Although independently received on a daily basis, the fund does not have the transparency to view the underlying inputs which support the value. Significant changes in the value would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. The fund is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

Private Investment Funds.  Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of June 30, 2018	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks	$143,265	Last market price	Discount(%)	50% – 100%	63.42%
Disputed Claims Receipt	364,451	Corporate Action Model	Future claim awards	4.01%	4.01%
Private Investment Funds	558,332,047	Adjusted net asset value	Manager estimated returns	(1.63)% – 4.70%	0.94%
			Market returns*	(2.40)% – 22.17%	(0.78)%
*	Weighted by estimated exposure to chosen indices or exchange-traded funds.

The following are descriptions of the sensitivity of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Disputed Claims Receipt.  The chart above reflects the methodology and significant unobservable inputs of securities held at period ended June 30, 2018. The discount and estimate of future claims for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount or estimate of future claims would result in a lower or higher fair value measurement.

Private Investment Funds.  The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended June 30, 2018. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
US Equity (a)	$55,036,111	quarterly	60 days
Multi-Strategy (b)	98,120,732	daily (94%)	2 days
Long-Short Global (c)	239,649,885	monthly (29%), quarterly (52%), 3 year rolling (19%)	45 – 90 days
Relative Value (d)	42,033,433	quarterly	65 – 90 days
Trend Following (e)	47,017,137	daily	2 days
Currency Trading (f)	19,886,317	daily	30 days
Long-Short US Small-Cap (g)	27,308,663	quarterly	45 days
Long-Short US Energy (h)	29,299,769	quarterly	60 days
Total	$558,332,047
(a)	This strategy primarily comprises long positions in US common stock.
(b)	This strategy primarily comprises capital allocated to various strategies based on risk and return profiles. This strategy includes $6,125,363 of redemption residuals.
(c)	This strategy primarily comprises long and short positions in global common stocks.
(d)	This strategy primarily seeks to exploit price differences between similar securities through both long and short positions.
(e)	This strategy primarily comprises long and short investments in commodity, equity index, currency, and fixed income futures, based on trailing price movements.
(f)	This strategy primarily comprises long and short positions in currency pairs.
(g)	This strategy primarily comprises long and short positions in in US small-cap common stocks.
(h)	This strategy primarily comprises long and short positions in US energy securities.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

4.  Derivatives and Other Financial Instruments

During the period ended June 30, 2018, the fund invested in derivatives, such as but not limited to futures and total return swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TIFF Advisory Services, Inc. (“TAS”) or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the manager’s general understanding of how derivative instruments act in relation to referenced securities or markets but also on market conditions, which are out of control of TAS or the money manager.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund’s fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.” Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual stocks and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade.

The fund maintained six swap contracts in order to indirectly gain exposure to the investment strategies of selected investment advisors. With Morgan Stanley Capital Services LLC as the counterparty, MAF entered into a total return swap with respect to

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

each investment strategy to which it sought exposure. Under each swap, MAF receives the return (or pays, if the return is negative) of a special purpose vehicle that invests in accordance with the applicable strategy and pays one-month Libor + an additional interest rate. The six strategies held at period end are described below.

KCP Long Segregated Portfolio:
The typical portfolio construction is a US focused long portfolio. The long portfolio is primarily comprised of passive equity exposure (such as S&P 500, S&P Midcap 400, and Russell 2000).

KCP Short Segregated Portfolio:
The typical portfolio construction is a US focused short portfolio with specific positions selected by the manager.

KGCP Long Segregated Portfolio:
The typical portfolio construction is a global focused long portfolio. The long portfolio is primarily comprised of passive equity exposure (such as MSCI ACWI and MSCI USA).

KGCP Short Segregated Portfolio:
The typical portfolio construction is a global focused short portfolio with specific positions selected by the manager.

Welton Nexus Segregated Portfolio:
The typical portfolio construction is a market neutral statistical arbitrage strategy in which computers attempt to identify and take advantage of small mispricings between stocks across North America and Europe.

Clinton Quantitative Segregated Portfolio:
The typical portfolio construction is a market neutral statistical arbitrage strategy in which computers attempt to identify and take advantage of small mispricings between stocks across North America, Latin America, Europe and Asia.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund did not hold options during the reporting period.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The fund is a party to agreements which include netting provisions or other similar arrangements. While the terms and conditions of these agreements may vary, all transactions under each such agreements constitute a single contractual relationship, and each party’s obligation to make any payments, deliveries, or other transfers in respect of any transaction under such agreement may be applied against the other party’s obligations under such agreement and netted. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from the defaulting party to the other. The fund is required to disclose positions held at period-end that were entered into pursuant to agreements that allow the fund to net the counterparty’s obligations against those of the fund in the event of a default by the counterparty.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

At June 30, 2018, the fund’s derivative assets and liabilities (by contract type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Purchased Options	$1,267,360	$—
Swap Contracts	—	(722,651)
Forward Contracts	1,136,934	(1,787,221)
Futures Contracts	—	(1,417,119)
Total derivative assets and liabilities	2,404,294	(3,926,991)
Derivatives not subject to a netting provision or similar arrangement	1,267,360	(1,417,119)
Total assets and liabilities subject to a netting provision or similar arrangement	$1,136,934	$(2,509,872)

The following table presents the fund’s derivative assets net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) received by the fund as of June 30, 2018:

Counterparty	Derivative Assets Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Forward Currency Contracts
Barclays Bank plc	$709,077	$—	$—	$709,077
Goldman Sachs International	427,857	(427,857)	—	—
Total	$1,136,934	$(427,857)	$—	$709,077

The following table presents the fund’s derivative liabilities net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) pledged by the fund as of June 30, 2018:

Counterparty	Derivative Liabilities Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Forward Currency Contracts
Goldman Sachs International	$(1,787,221)	$427,857	$1,359,364	$—
Swaps
Morgan Stanley Capital Services LLC	(722,651)	—	722,651	—
Total	$(2,509,872)	$427,857	$2,082,015	$—

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category as of June 30, 2018. These derivatives are not accounted for as hedging instruments.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2018, grouped by contract type and risk exposure category:

Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %**	Equity Risk	Quarterly Average %**	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	$—	—%	$1,267,360	0.06%	$1,267,360
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	1,136,934	0.01%	—	—%	1,136,934
Total Value – Assets		$1,136,934		$1,267,360		$2,404,294
Liability Derivatives
Swap Contracts	Unrealized depreciation on swap contracts	$—	—%	$(722,651)	0.02%	$(722,651)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(1,787,221)	0.13%	—	—%	(1,787,221)
Financial Futures Contracts	Due to broker for futures variation margin*	—	—%	(1,417,119)	0.02%	(1,417,119)
Total Value – Liabilities		$(1,787,221)		$(2,139,770)		$(3,926,991)
*	Includes appreciation (depreciation) on the date the contracts are opened through June 30, 2018. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2017 to and including June 30, 2018, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these three percentages.

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2018, grouped by contract type and risk exposure category.

Derivative Type	Statement of Operations Location	Foreign Currency Risk	Equity Risk	Total
Realized Gain (Loss)
Purchased Options	Net realized gain (loss) on Investments	$—	$(4,436,111)	$(4,436,111)
Swap Contracts	Net realized gain (loss) on Swaps contracts	—	(44,886,557)	(44,886,557)
Forward Currency Contracts	Net realized gain (loss) on Forward currency contracts	(3,899,491)	—	(3,899,491)
Financial Futures Contracts	Net realized gain (loss) on Financial futures contracts	(1,023,552)	(3,177,526)	(4,201,078)
Total Realized Gain (Loss)		$(4,923,043)	$(52,500,194)	$(57,423,237)

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2018, grouped by contract type and risk exposure category.

Derivative Type	Statement of Operations Location	Foreign Currency Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Purchased Options	Net Change in Unrealized Appreciation (Depreciation) on Investments	$—	$1,513,627	$1,513,627
Swap Contracts	Net Change in Unrealized Appreciation (Depreciation) on Swap contracts	—	(84,138)	(84,138)
Forward Currency Contracts	Net Change in Unrealized Appreciation (Depreciation) on Forward currency contracts	4,970,580	—	4,970,580
Financial Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) on Financial futures contracts	37,995	(1,031,280)	(993,285)
Total Change in Appreciation (Depreciation)		$5,008,575	$398,209	$5,406,784

5.  Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates

TIP’s board has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:

Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (> $3 billion)	0.18%

Fees paid for such services paid to TAS by the fund are reflected as investment advisory fees on the Statement of Operations. As of June 30, 2018, $632,327 remained payable and included in investment advisory and administrative fees on the Statement of Assets and Liabilities.

TAS provides certain administrative services to the fund under a services agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.02% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations. As of June 30, 2018, $57,396 remained payable and included in investment advisory and administrative fees on the Statement of Assets and Liabilities.

TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF pays a pro rata portion of such costs based on its share of TIP’s net assets. Fees for such services paid to TAS by the fund were $104,800 for period ended June 30, 2018. As of June 30, 2018, no amount remained payable.

TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board received compensation of $24,332 from MAF for the period ended for service as independent chair. As of June 30, 2018, $12,111 remained payable and reflected as trustee’s fees on the Statement of Assets and Liabilities.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

TIP’s board has approved money manager agreements with each of the money managers. Certain money managers will receive fees based in whole or in part on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management by such money manager with a single rate or on a descending scale. Money managers who provided services to the fund and their fee terms during the period ended June 30, 2018 were as follows:

Assets-Based Schedules [a] All paid Monthly
Money Manager/Strategy	Minimum	Maximum	Breakpoints
Amundi Pioneer Institutional Asset Management, Inc. – Beta	0.02%	0.03%	YES
Fundsmith, LLP	0.90%	—	NO
Green Court Capital Management Limited	0.60%	0.90%	YES
Lansdowne Partners (UK) LLP	0.80%	—	NO

Fulcrum Fee Schedules [b] All paid Monthly
Money Manager/Strategy	Floor	Cap	Fulcrum Fee	Benchmark	Excess Return to achieve Fulcrum fee
AJO, LP - Domestic Large Cap	0.10%	0.50%	0.30%	S&P 500 Index	2.00%
Marathon Asset Management, LLP - Europe, Australasia, Far East (“EAFE”)	0.15%	1.60%	0.88%	MSCI EAFE Index	4.24%
Shapiro Capital Management LLC	0.50%	0.95%	0.73%	Russell 2000 Index	3.25%

Blended Asset-Based and Performance-Based Fee Schedules [c]
Asset-Based Portion – All Paid Monthly				Performance-Based Portion – All Paid Annually
Money Manager/Strategy	Minimum	Maximum	Breakpoints	Benchmark/Hurdle	Performance Fee		Performance Measurement Period	High Water Mark	Cap
AJO, LP - Emerging Markets	—	—	—	MSCI Emerging Markets Small Cap Index (net)	16.6%*ˆ		Rolling 60 months	NO	1.33%* ANA
AQR Capital Management – EAFE	0.30%	—	NO	MSCI EAFE Index (net)	17%		Calendar year	NO	NO
AQR Capital Management – US	0.20%	—	NO	Russell 1000 Total Return Index (net)	17%		Calendar year	NO	NO
Hosking Partners LLP	0.28%	—	NO	Blend: 50% MSCI All Country World Index (net dividends reinvested) and 50\% MSCI All Country World Index (gross dividends reinvested)	18	%ˆ	Rolling 60 months	NO	NO
Kopernik Global Investors, LLC	0.10%	—	NO	MSCI All Country World Index (net)	20%		Calendar year	NO	NO
Mission Value Partners, LLC	0.25%	1.00%	YES	Avg monthly change in CPI over 36 months x 12 + spread of 2%-4%	10	%ˆ	Rolling 36 months	NO	1.00%
SandPointe Asset Management, LLC	0.20%	0.70%	YES	Rate of return equal to 5.00% per annum	12.5	%ˆˆ	Calendar year	YES	NO
TB Alternative Assets Ltd	0.75%	—	NO	Blend: 50% MSCI China Index and 50% CSI 300 Index	15%		Calendar year	NO	NO
(a)	Fee schedules are based on assets under management, irrespective of performance. The fee rate is applied to average net assets.
(b)	Fee schedules embody the concept of a “fulcrum” fee (i.e., a fee midway between the minimum and the maximum). Actual fees paid to such money managers are proportionately related to performance above or below the fulcrum point. The formula is designed to augment the fee if the portfolio’s excess return (i.e., its actual return less the total return of the portfolio’s benchmark) exceeds a specified level and to reduce the fee if the portfolio’s excess return falls below this level. The fee rate is applied to average net assets.
(c)	The performance-based portion of the fee schedule is generally based on a specified percentage of the amount by which the return generated by the money manager’s portfolio exceeds the return of the portfolio’s benchmark or a specified percentage of the net appreciation of the manager’s portfolio over a hurdle, in certain cases subject to a high water mark, a performance fee cap, or the recovery of prior years’ losses, if any. Total returns are generally computed over rolling time periods of varying lengths and are in most cases determined gross of fund expenses and fees, except custodian transaction charges and, in certain cases, the asset-based fee and/or performance-based fee applicable to the money manager’s account.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018
*	During the first five years after a contribution to the account (the “transitional period”), the performance fee is similarly structured, with the measurement periods starting at a specified inception date and running through each annual calculation date but with performance fee rates and fee caps for each measurement period that decline from 20.2% to 17.21%, with respect to the performance fee rates, and 1.615% of average net assets to 1.38% of average net assets, with respect to the fee caps.
ˆ	Performance-based fees earned on excess return (portfolio over benchmark) expressed as a percentage times average net assets.
ˆˆ	Percentage represents maximum potential fee rate.

Fees for such services paid to the individual money managers are reflected as money manager fees on the Statement of Operations. As of June 30, 2018, $4,551,775 remained payable and reflected as money manager fees on the Statement of Assets and Liabilities.

With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management and performance fees, if any, charged by such entity through that entity’s NAV. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.

6.  Fund Administration and Custody Agreement

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of the fund and/or on transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration and custody fees on the Statement of Operations. As of June 30, 2018, $805,667 remained payable and reflected as fund administration and custody fees on the Statement of Assets and Liabilities.

7.  Investment Transactions

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2018 were as follows:

	Purchases	Sales
Non-US Government Securities	$729,923,088	$955,199,738
US Government Securities	73,929,310	160,238,012

8.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2018 has been estimated since the final tax characteristic cannot be determined until subsequent to fiscal year end. The cost of securities, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on securities, other than proceeds from securities sold short, at June 30, 2018 are as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
Investments in securities	$431,821,623	$(717,549,717)	$285,728,094	$3,745,773,821
Securities sold short	4,705,767	(6,011,679)	(1,305,912)	(74,381,220)

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Derivatives
Purchased option contracts	—	—	—	1,267,360
Financial futures contracts	—	—	—	(1,417,119)
Forward currency contracts	—	—	—	(650,287)
Swap contracts	—	—	—	(722,651)

The difference between the tax cost of investments and the cost of investments for US GAAP purposes is primarily due to the tax treatment of wash sale losses, TIPs deflationary adjustments, income/losses from underlying partnerships, marked-to-market of investments in passive foreign investment companies, and constructive sales.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2018.

9.  Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of June 30, 2018:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$159,711,374	$—	$(159,711,374)	$—
Total	$159,711,374	$—	$(159,711,374)	$—

Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

10.  Capital Share Transactions

While there are no sales commissions (loads) or 12b-1 fees, MAF assesses entry and exit fees of 0.50% of capital invested or redeemed. These fees, which are paid to the fund directly, not to TAS or other vendors supplying services to the fund, are designed, in part, to protect non-transacting members from bearing the transaction costs, including market impact, that may arise from a transacting member’s purchases, exchanges, and redemptions of MAF shares. They are also designed to encourage investment only by members with a long-term investment horizon. Further, they are designed to discourage market timing or other inappropriate short-term trading by members. The entry and exit fees are assessed irrespective of the length of time a member’s shares are held. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS’s discretion when the purchase or redemption will not result in significant transaction costs for the fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the fund and included in proceeds from shares sold or deducted from distributions for redemptions.

Members of the fund have the ability to elect a systematic withdrawal plan option and can redeem up to 6% of the value of their account each fiscal year without paying the 0.50% exit fee normally assessed on redemptions, subject to certain conditions. Members that elect to take this systematic withdrawal option will be required to reinvest their quarterly dividends and distributions.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

11.  Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

12.  Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

13.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

TIFF Multi-Asset Fund	June 30, 2018
Additional Information (Unaudited)

Proxy Voting Policy and Voting Record

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIFF’s website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month year ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.

Quarterly Reporting

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. TIP’s Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the website of the SEC at http://www.sec.gov. TIP’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition TIP’s portfolio holdings are available on a monthly basis on the TIFF website at http://www.tiff.org.

TIFF Multi-Asset Fund	June 30, 2018
Approval of the Advisory Agreements and Money Manager Agreements (Unaudited)

During an in-person meeting held on June 12-13, 2018 (the “June Meeting”), the board of trustees of TIFF Investment Program (“TIP”), all of whom are not “interested persons” of TIP (the “Board” or “trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), conducted its annual review (the “Annual Review”) of the investment advisory agreements between each of the TIP funds and TIFF Advisory Services, Inc. (“TAS”) (“Investment Advisory Agreements”), the advisor to TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”) and TIFF Short-Term Fund (“Short-Term Fund”), as well as the money manager agreements between Multi-Asset Fund and its money managers (as sub-advisors), including one such agreement to be amended as part of the annual review process (“Money Manager Agreements”)1. The Investment Advisory Agreements and the Money Manager Agreements are collectively referred to herein as “Advisory Agreements,” and Multi-Asset Fund and Short-Term Fund may be referred to individually as a “Fund” or collectively as the “Funds.”

Consideration of the Advisory Agreements at the Annual Review

The Board requested and received information from TAS and the money managers in advance of the June Meeting, which the trustees reviewed separately in executive sessions with their independent legal counsel at the June Meeting. The materials provided included information regarding personnel and services, investment process and strategies, portfolio management, fees and expenses, performance, and, with respect to TAS, its profitability and process to select, monitor and oversee the money managers. Information about brokerage practices was also supplied, including allocation methodologies, best execution, commission rates, and soft dollar arrangements. Information with respect to compliance, administration, and risk management was supplied, such as information on TAS’s and the money managers’ compliance programs, including codes of ethics and business continuity procedures, as well as information concerning any material violations of such programs, chief compliance officer backgrounds, disclosure about regulatory examinations or other inquiries, and litigation proceedings affecting TAS or the money managers.

In addition, the Board considered the following: (1) a memorandum from the Board’s independent legal counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the Advisory Agreements; (2) responses by TAS and each money manager to questionnaires prepared by the Board’s independent legal counsel requesting information necessary for the trustees’ evaluation of the Advisory Agreements; (3) a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing the performance of each Fund to the performance of its applicable peer groups, and comparing each Fund’s advisory fees and expenses to those of its respective peer groups; (4) additional information from TAS regarding the fees charged by TAS to each Fund and to certain other private funds managed by TAS; (5) money manager profiles detailing the individual portfolio managers, fee schedules, and fees paid to each money manager, and an advisor profile detailing similar information for TAS; (6) a report of the ten brokers receiving the highest aggregate brokerage commissions by manager for the year ended December 31, 2017; (7) certain financial information about TAS, including its audited financial statements for the year ended December 31, 2017; and (8) the direct and indirect benefits that accrue to TAS and its affiliates, or to the money managers, from their relationships with the Funds, which includes fees paid to TAS by the Funds for TAS to perform certain administrative and other services for the Funds.

While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. In each case, the Board concluded that the Funds’ performance was acceptable and that the Funds’ advisory fees and total expenses were reasonable in light of the quality and nature of services provided.

Nature, Extent, and Quality of Services

The Board considered a number of factors in evaluating TAS and the money managers in connection with the Annual Review. The Board noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers, as well as the Funds’ performance, expenses, and compliance information. It also noted that it receives information between regular meetings as the need arises. The Board’s evaluation of the services provided by TAS and the money managers took into account the trustees’ knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Fund assets across money managers and asset classes, managing certain asset types in-house (e.g., Treasuries, futures contracts, swaps, and other instruments), and its compliance responsibilities.

[1]	The money managers that the Board considered for renewal are: AJO, LP; Amundi Pioneer Institutional Asset Management, Inc.; Fundsmith, LLP; Green Court Capital Management Limited; Hosking Partners LLP; Kopernik Global Investors, LLC; Lansdowne Partners (UK) LLP; Marathon Asset Management, LLP; Mission Value Partners, LLC; Shapiro Capital Management, LLC; and TB Alternative Assets Ltd.

TIFF Multi-Asset Fund	June 30, 2018

The Board also considered each money manager’s skills and experience in managing the underlying portfolios given the amount of assets and particular universe of asset types available to the manager, its trading acumen, its performance tendencies in various market cycles, and its process for risk monitoring and management. The Board considered reports from TAS regarding the operations of certain money managers, the performance and investment strategies of certain money managers in light of current market conditions, as well as the role that each money manager plays in Multi-Asset Fund’s portfolio. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the Advisory Agreements by TAS and each of the money managers.

Profitability

In addition, the Board considered the profitability of TAS as the investment advisor and the likelihood that TAS would remain financially viable moving forward. The Board did not specifically consider the profitability of each money manager resulting from its relationship with Multi-Asset Fund because none of the money managers is affiliated with TAS or Multi-Asset Fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.

TIFF Multi-Asset Fund Performance, Fees, and Expenses

Multi-Asset Fund operates on a “multi-manager” basis, which means that its assets are divided into multiple segments and those segments are managed by different investment management firms as money managers to such Fund. In addition, TAS manages a portion of Multi-Asset Fund’s assets directly and is also responsible for determining the appropriate manner in which to allocate assets among money managers. There is no pre-specified target allocation of assets to any particular money manager. Each money manager manages one or more segments of Multi-Asset Fund pursuant to a money manager agreement between the money manager and TIP, on behalf of Multi-Asset Fund. Multi-Asset Fund also invests a portion of its assets in other investment funds (which are sometimes referred to as “underlying funds” or “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. As an investor in an acquired fund, Multi-Asset Fund will bear its ratable share of expenses, including advisory and administration fees and other fees, of the acquired fund. Such fees and expenses are referred to as “underlying fund expenses” and represent the approximate fees and expenses indirectly incurred by Multi-Asset Fund as a result of its investments in acquired funds.

Money Managers Under Consideration and Performance Benchmarks Reviewed:

AJO, LP
S&P 500 Index (US Large Cap mandate)
MSCI Emerging Markets Small Cap Index (Emerging Markets Small Cap mandate)

Amundi Pioneer Institutional Asset Management, Inc.
Bloomberg Barclays US Government Inflation-Linked Bond Index (US Treasury obligations, including TIPS, mandate)
Bloomberg Barclays Nominal US Treasury Index (Laddered US Treasury securities mandate)

Fundsmith, LLP
MSCI World Index

Green Court Capital Management Limited
CSI 300 Index

Hosking Partners LLP
50% MSCI All Country World Index (net dividends reinvested) and 50% MSCI All Country World Index (gross dividends reinvested)

Kopernik Global Investors, LLC
MSCI All Country World Index

Lansdowne Partners (UK) LLP
MSCI World Index

Marathon Asset Management, LLP
MSCI Europe, Australasia, Far East (EAFE) Index

Mission Value Partners, LLC
US CPI Urban Consumers Index plus a specified spread
70% MSCI Japan Index/30% MSCI World Index

TIFF Multi-Asset Fund	June 30, 2018

Shapiro Capital Management, LLC
Russell 2000 Index

TB Alternative Assets Ltd.
50% MSCI China Index/50% CSI 300 Index

The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Advisory Agreements, including, among other information, a comparison of the Fund’s total return with three self-selected benchmarks and with that of other mutual funds deemed to be in its peer group and peer universe by Broadridge.

In particular, the Board reviewed Multi-Asset Fund’s performance against its benchmarks (the three self-selected benchmarks were the MAF Constructed Index, based on the normal allocation to each asset class, the 65/35 Mix2, and the Consumer Price Index (“CPI”) + 5% per annum), and a Broadridge peer universe. The Broadridge peer universe consisted of Multi-Asset Fund and all retail and institutional flexible portfolio funds as classified by Broadridge (the “Broadridge MAF peer universe”). The Board considered TAS’s implementation of Multi-Asset Fund’s investment strategy across multiple asset classes and money managers. Multi-Asset Fund’s returns lagged the MAF Constructed Index for the three-year period ended March 31, 2018, and exceeded the MAF Constructed Index for the one-, five-, and ten-year periods ended March 31, 2018. Multi-Asset Fund’s returns lagged the 65/35 Mix for the three- and five-year periods ended March 31, 2018, but exceeded the 65/35 Mix for the one- and ten-year periods ended March 31, 2018. Multi-Asset Fund’s returns exceeded the CPI + 5% benchmark for the one-year period and lagged the CPI + 5% benchmark for the three-, five- and ten-year periods ended March 31, 2018. Multi-Asset Fund’s returns exceeded the average of the Broadridge MAF peer universe for the one-, three-, five- and ten-year periods ended March 31, 2018.

The Board also reviewed the fees and expenses of Multi-Asset Fund against an expense peer group provided by Broadridge. This expense peer group (the “MAF expense peer group”) consisted of Multi-Asset Fund and twelve other institutional flexible portfolio funds as classified by Broadridge. The actual advisory fees of Multi-Asset Fund exceeded the median advisory fees of the MAF expense peer group for the latest fiscal year. The trustees noted that MAF makes substantial use of performance-based fee arrangements, which can lead to higher advisory fees when money managers perform well. The total expenses of Multi-Asset Fund including and excluding the underlying fund expenses exceeded the median of the MAF expense peer group. The Board noted that, because the acquired funds in which Multi-Asset Fund invests typically use performance-based fee arrangements, the underlying fund expenses will tend to be higher when the acquired funds perform well. Further, most of the other funds in the MAF expense peer group do not invest in acquired funds and, therefore, do not incur underlying fund expenses. The Board took into consideration management’s discussion of the acquired funds’ contributions to MAF’s overall performance and the role such funds play in MAF’s portfolio, as well as management’s view that these factors offset the higher fees and expenses resulting from such investments.

The Board reviewed and discussed TAS’s fee schedule and the fee schedules of the money managers, noting that each of the money managers had an asset-based fee arrangement, a performance-based fee arrangement, or a fee arrangement which included a combination of both an asset-based fee and a performance-based fee. The Board assessed the extent to which Multi-Asset Fund enjoyed economies of scale resulting from the fee structures provided by each of the money managers, noting that certain money managers’ asset-based fee schedules did not include breakpoints, but their fee schedules were consistent with the fee schedules such managers had in place with, or offered to, other clients having substantially similar investment mandates. Further, with respect to those money managers that received performance-based fees, the Board felt that such fee schedules appropriately aligned the money managers’ interests with those of Multi-Asset Fund’s members. As part of its analysis, the Board also considered the fees charged by TAS to MAF and certain other private funds managed by TAS.

Additionally, the Board considered the direct and indirect benefits that accrue to certain money managers as a result of their use of brokerage commissions paid by MAF, with respect to portfolio transactions undertaken by such money managers, to obtain research products and services. In this regard, the Board also considered a recommendation from TAS that the Board approve an amended money manager agreement with Lansdowne Partners (UK) LLP (“Lansdowne”) to permit MAF to directly compensate Lansdowne for third-party research costs, rather than having these same costs paid pursuant to the current terms of the agreement. In considering this recommendation, the Board noted that it arose in connection with regulatory changes in the United Kingdom, TAS was not recommending any other changes to the current money manager agreement in place with Lansdowne, and TAS obtained confirmation from Lansdowne that this change is not expected to alter the amount MAF paid Lansdowne for third-party research.

[2]	The 65/35 Mix is comprised of 65% MSCI All Country World Index and 35% Barclays US Aggregate Bond Index.

TIFF Multi-Asset Fund	June 30, 2018

TIFF Short-Term Fund Performance, Fees, and Expenses

The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement with TAS, including, among other information, a comparison of the Fund’s total return with a self-selected benchmark and with that of other mutual funds deemed to be in its peer group and peer universe by Broadridge.

In particular, the Board reviewed Short-Term Fund’s performance against its self-selected benchmark (BofA Merrill Lynch US 6-Month Treasury Bill Index (the “Index”)), and a Broadridge peer universe. The Broadridge peer universe consisted of Short-Term Fund and all retail and institutional ultra-short obligation funds as classified by Broadridge (the “Broadridge STF peer universe”). The Board considered TAS’s internal management of Short-Term Fund since 2004. It noted that Short-Term Fund typically invests substantially all of its assets in US Treasury bills and normally maintains a duration of within three months of the duration of the Index. In contrast, the Broadridge STF peer universe used for comparison purposes, which closely matches Short-Term Fund in certain respects, includes funds that do not limit their investments to US Treasury bills and may maintain portfolio dollar-weighted average maturities up to 365 days. Short-Term Fund produced modestly positive total returns for the one-, three- five- and ten-year periods ended March 31, 2018 due to the extremely low yields on US Treasury bills resulting from Federal Reserve Board policy and Short-Term Fund’s operational costs, including the cost of portfolio rebalancing. Short-Term Fund underperformed the Index for the one-, three-, five- and ten-year periods ended March 31, 2018. The Board noted that the Index does not reflect any fees or expenses and has an average maturity of six months compared to Short-Term Fund’s average maturity of about three months. Similarly, Short-Term Fund’s returns lagged the average of the Broadridge STF peer universe for the one-, three-, five-, and ten-year periods ended March 31, 2018, for the reasons stated above. The Board considered these results in light of Short-Term Fund’s investment strategy and the purposes for which Short-Term Fund members use the Fund.

The Board also reviewed the fees and expenses of Short-Term Fund against an expense peer group provided by Broadridge. This expense peer group (the “STF expense peer group”) consisted of Short-Term Fund and eleven other institutional ultra-short obligation funds as classified by Broadridge. The Board noted that the actual advisory fee and total expenses of Short-Term Fund were well below the median of the STF expense peer group. The Board also noted that TAS’s fee schedule included breakpoints that could enable Short-Term Fund to benefit from economies of scale should the Fund’s assets grow.

Results of Review of Advisory Agreements

After considering responses from TAS and each money manager to the questionnaire prepared on behalf of the Board and further discussion, the Board voted at the June Meeting to approve the continuance of the Investment Advisory Agreements for another year with respect to both Multi-Asset Fund and Short-Term Fund and to continue the Money Manager Agreements for another year with respect to Multi-Asset Fund. The Board also approved the amendment to the money manager agreement for Lansdowne. The Board based its evaluation on the material factors presented to it at the June Meeting and discussed below, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers in connection with providing services to the Funds; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) in the case of the Multi-Asset Fund, the contribution of each money manager toward the overall performance of the Fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers.

Prior to a vote being taken to approve the continuance of the Investment Advisory Agreements and the Money Manager Agreements, including the Lansdowne amendment, the trustees met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the trustees were advised by their independent legal counsel. The trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The trustees concluded that the Advisory Agreements were reasonable, fair, and in the best interests of the Funds, and that the fees set forth in the agreements were fair and reasonable. In reaching its conclusion to approve the continuance of the Investment Advisory Agreements and the Money Manager Agreements for another year, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

TIFF Multi-Asset Fund	June 30, 2018
Index Descriptions

Consumer Price Index is based on the Consumer Price Index-All Urban Consumers (CPI- U), a widely recognized measure of US inflation that represents changes in the prices paid by consumers for a representative basket of goods and services.

CSI 300 Index tracks 300 stocks traded in the Shanghai and Shenzhen stock exchanges.

MSCI All Country World IndexSM is a free-float adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Unlike certain other broad-based indices, the number of stocks included in the MSCI All Country World Index is not fixed and may vary to enable the index to continue to reflect the primary home markets of the constituent countries. MSCI All Country World Index returns include reinvested dividends, gross of foreign withholding taxes through December 31, 2000 and net of foreign withholding tax thereafter.

MSCI China Index tracks large and mid-cap segments of the China equity universe across China H shares, B shares, P chips, and foreign listings and is comprised of 150 constituents.

MSCI EAFE Index tracks developed markets in Europe, Australia, and the Far East.

MSCI Emerging Markets Small Cap Index tracks small-capitalization companies whose market capitalization represents approximately the bottom 14% of the market capitalization of companies in the global emerging markets.

MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the US market. With 630 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US.

Russell 1000 Index tracks the largest 1,000 US companies.

Russell 2000 Index (Russell 2000 Total Return Index) is a market capitalization weighted index that measures the performance of the small-cap segment of the US equity universe. The index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index (S&P 500 Total Return Index) includes 500 companies in leading industries of the US economy, capturing 75% coverage of US equities. The S&P 500 Index is maintained by the S&P Index Committee, based on published guidelines governing additions to and removal from the index. Criteria for index additions include US companies, market capitalization in excess of $4 billion, public float, financial viability, adequate liquidity and reasonable price, sector representation, and company type. Criteria for index removals include violating or no longer meeting one or more criteria for index inclusion.

S&P Midcap 400 index is designed to measure the performance of 400 mid-sized companies in the US, reflecting this market segment’s distinctive risk and return characteristics. Mid-cap exposure generally captures a phase in the typical corporate life cycle in which firms have successfully navigated the challenges specific to small companies, such as raising initial capital and managing early growth. At the same time, mid-caps tend to be quite dynamic and not so large that continued growth is unattainable. As a result, the mid-cap segment may offer aspects of the markets not covered by the large and small-cap worlds.

One cannot invest directly in an index, and unmanaged indices do not incur fees and expenses.

TIFF Short-Term Fund	June 30, 2018
Fund Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During the Period* 1/1/18 – 6/30/18
1) Actual	$1,000.00	$1,005.30	$1.09
2) Hypothetical	$1,000.00	$1,023.70	$1.10
*	Expenses are equal to the fund’s annualized expense ratio of 0.22% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Summary Schedule of Investments (Unaudited)

US Treasury Bills	82.9%
US Treasury Bond/Note	15.4%
Repurchase Agreement	3.2%
Total Investments	101.5%
Liabilities in Excess of Other Assets	(1.5)%
Net Assets	100.0%

TIFF Short-Term Fund	June 30, 2018
Financial Highlights

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
For a share outstanding throughout each period
Net asset value, beginning of period	$9.86		$9.86	$9.86	$9.87	$9.89	$9.90
Income (loss) from investment operations
Net investment income (loss)	0.06		0.06	0.01	(0.01)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.01)		0.00 (a)	0.00 (a)	0.00 (a)	0.01	0.00 (a)
Total from investment operations	0.05		0.06	0.01	(0.01)	(0.02)	(0.01)
Less distributions from
Net investment income	(0.06)		(0.06)	(0.01)	—	—	—
Total distributions	(0.06)		(0.06)	(0.01)	—	—	—
Net asset value, end of period	$9.85		$9.86	$9.86	$9.86	$9.87	$9.89
Total return(b)	0.53	%(c)	0.64%	0.13%	(0.10)%	(0.20)%	(0.10)%
Ratios/supplemental data
Net assets, end of period (000s)	$83,919		$84,612	$83,729	$97,168	$104,383	$148,294
Ratio of expenses to average net assets	0.22	%(d)	0.23%	0.24%	0.22%	0.35%	0.20%
Ratio of net investment income (loss) to average net assets	1.27	%(d)	0.63%	0.15%	(0.09)%	(0.28)%	(0.11)%
Portfolio turnover(e)	—%		—%	—%	—%	—%	—%

(a)	Rounds to less than $0.01.
(b)	Total return assumes dividend reinvestment.
(c)	Not annualized.
(d)	Annualized.
(e)	Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded by definition from the calculation of portfolio turnover, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund	June 30, 2018
Schedule of Investments (Unaudited)

	Principal Amount	Value
Investments — 101.5% of net assets
Short-Term Investments — 101.5%
Repurchase Agreement — 3.2%
Fixed Income Clearing Corp. issued on 06/29/18 (proceeds at maturity $2,664,177) (collateralized by US Treasury Notes, due 03/15/21 with a total par value of $2,715,000 and a total market value of $2,717,872) 0.350%, 07/02/18

(Cost $2,664,099)	$2,664,099	$2,664,099
US Treasury Bond/Note — 15.4%
U.S. Treasury Note 1.250%, 12/31/18 (Cost $12,967,787)	13,000,000	12,941,094
US Treasury Bills (a) — 82.9%
US Treasury Bill 1.874%, due on 08/30/18	8,000,000	7,975,613
US Treasury Bill 1.911%, due on 09/27/18	25,000,000	24,886,115
US Treasury Bill 1.934%, due on 10/11/18	8,000,000	7,956,710
US Treasury Bill 2.043%, due on 11/08/18	1,000,000	992,878

	Principal Amount	Value
US Treasury Bill 2.069%, due on 11/15/18	12,000,000	$11,909,220
US Treasury Bill 2.134%, due on 11/23/18	12,000,000	11,903,640
US Treasury Bill 2.100%, due on 12/06/18	3,000,000	2,973,441
US Treasury Bill 2.110%, due on 12/27/18	1,000,000	989,814
Total US Treasury Bills — 82.9% (Cost $69,581,735)		69,587,431
Total Short-Term Investments (Cost $85,213,621)		85,192,624
Total Investments — 101.5% (Cost $85,213,621)		85,192,624
Liabilities in Excess of Other Assets — (1.5)%		(1,273,401)
Net Assets — 100.0%		$83,919,223

(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2018
Assets
Investments in securities, at value (cost: $82,549,522)	$82,528,525
Repurchase agreements (cost: $2,664,099)	2,664,099
Total investments (cost: $85,213,621)	85,192,624
Receivables:
Capital stock sold	2,494,113
Interest	52
Prepaid expenses	8,501
Total Assets	87,695,290
Liabilities
Cash overdraft	2,445,774
Payables:
Investment securities purchased	989,816
Capital stock redeemed	290,250
Accrued professional fees	27,552
Fund administration and custody fees	10,087
Distributions	7,465
Investment advisory and administrative fees	2,883
Trustee’s fees	256
Accrued expense and other liabilities	1,984
Total Liabilities	3,776,067
Net Assets	$83,919,223
Shares Outstanding (unlimited authorized shares, par value $0.001)	8,516,718
Net Asset Value Per Share	$9.85
Net Assets Consist of:
Capital stock	$83,986,111
Accumulated net investment income	3,400
Accumulated net realized loss on investments	(49,291)
Net unrealized depreciation on investments	(20,997)
Net Assets	$83,919,223

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Operations (Unaudited)

Six Months Ended June 30, 2018
Investment Income
Interest	$630,698
Total Investment Income	630,698
Expenses
Fund administration and custody fees	32,620
Professional fees	24,596
Shareholder Registration fees	13,489
Investment advisory fees	12,682
Administrative fees	4,227
Chief compliance officer’s and Trustee’s fees	2,900
Miscellaneous fees and other	4,215
Total Expenses	94,729
Net Investment Income	535,969
Net Realized Loss from Investments	(36,670)
Net Change in Unrealized Depreciation on Investments	(5,304)
Net Realized and Unrealized Loss on Investments	(41,974)
Net Increase in Net Assets Resulting from Operations	$493,995

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets From Operations
Net investment income	$535,969	$511,144
Net realized loss from investments	(36,670)	(11,710)
Net change in unrealized depreciation on investments	(5,304)	(13,633)
Net Increase in Net Assets Resulting from Operations	493,995	485,801
Distributions
From net investment income	(533,124)	(511,479)
Decrease in Net Assets Resulting from Distributions	(533,124)	(511,479)
Capital Share Transactions
Proceeds from shares sold	41,745,787	119,822,916
Proceeds from distributions reinvested	486,501	492,539
Cost of shares redeemed	(42,885,615)	(119,406,680)
Net Increase (Decrease) From Capital Share Transactions	(653,327)	908,775
Total Increase (Decrease) in Net Assets	(692,456)	883,097
Net Assets
Beginning of period	84,611,679	83,728,582
End of period	$83,919,223	$84,611,679
Including undistributed net investment income	$3,400	$555
Capital Share Transactions (in shares)
Shares sold	4,234,212	12,146,994
Shares reinvested	49,383	49,953
Shares redeemed	(4,350,081)	(12,104,879)
Net Increase (Decrease)	(66,486)	92,068

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

1.   Organization

TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2018, TIP consisted of two mutual funds, TIFF Multi-Asset Fund and TIFF Short-Term Fund (“STF” or the “fund”), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The financial statements and notes presented here relate only to STF.

Investment Objective

STF’s investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.  Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonable expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

Short-term debt securities having a remaining maturity of less than 60 days are valued at amortized cost using straight-line amortization, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities are typically categorized as Level 2 in the fair value hierarchy.

During the period ended June 30, 2018, all of the fund’s investments were valued using Level 2 inputs and, as a result, there were no transfers between any of the fair value hierarchy levels that had a significant impact to the fund.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

Income Taxes

There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income.

The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2014 - December 31, 2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Expenses

Expenses directly attributable to STF are charged to that fund’s operations; expenses that are applicable to all TIP funds are allocated among them based on the relative average daily net assets of each TIP fund.

Dividends to Members

It is the policy of the fund to declare dividends, if any, from net investment income monthly and capital gains distributions at least annually.

Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the fund’s assets, less its liabilities, by the number of outstanding shares of the fund.

3.  Investment Advisory Agreement and Other Transactions with Affiliates

TIP’s board of trustees (the “board”) has approved an investment advisory agreement with TIFF Advisory Services, Inc. (“TAS”), an affiliate of TIP. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:

Assets
On the first $1 billion	0.03%
On the next $1 billion	0.02%
On the remainder (> $2 billion)	0.01%

Fees for such services paid to TAS by the fund are reflected as investment advisory fees on the Statement of Operations. As of June 30, 2018, $2,163 remained payable and included in investment advisory and administrative fees on the Statement of Assets and Liabilities.

TAS provides certain administrative services to TIP under a services agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.01% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations. As of June 30, 2018, $720 remained payable and included in investment advisory and administrative fees on the Statement of Assets and Liabilities.

TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. STF pays a pro rata portion of such costs based on its share of TIP’s net assets. Fees for such services paid to TAS by the fund were $2,365 for the period ended June 30, 2018. As of June 30, 2018, no amount remained payable.

TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board received compensation of $535 from STF for the period ended June 30, 2018 for service as independent chair. As of June 30, 2018, $256 remained payable and reflected as Trustee’s fees on the Statement of Assets and Liabilities.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

4.   Fund Administration and Custody Agreement

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration and custody fees on the Statement of Operations. As of June 30, 2018, $10,087 remained payable and reflected as fund administrative and custody fees on the Statement of Assets and Liabilities.

5.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2018 has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at June 30, 2018 are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)	Cost
$6,491	$(27,488)	$(20,997)	$85,213,621

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2018.

6.  Repurchase Agreements

The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$2,664,099	$—	$(2,664,099)	$—
Total	$2,664,099	$—	$(2,664,099)	$—

7.  Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2018

From time to time, a fund may have members that hold significant portions of the fund’s outstanding shares. Investment activities of such members could have a material impact on the fund. As of June 30, 2018, TAS, the advisor to the fund, owned 34% of STF.

8.  Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

TIFF Short-Term Fund	June 30, 2018
Additional Information (Unaudited)

Proxy Voting Policy and Voting Record

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIFF’s website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month year ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.

Quarterly Reporting

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. TIP’s Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the website of the SEC at http://www.sec.gov. TIP’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition TIP’s portfolio holdings are available on a monthly basis on the TIFF website at http://www.tiff.org.

Trustees and Principal Officers (Unaudited)

The board of TIP comprises experienced institutional investors, including current or former senior officers of leading endowments and foundations. Among the responsibilities of the board are approving the selection of the investment advisor and money managers for TIP; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees; and electing TIP officers.

Each trustee serves the fund until his or her termination, or until the trustee’s retirement, resignation, or death, or otherwise as specified in TIP’s Agreement and Declaration of Trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is 170 N. Radnor Chester Road, Suite 300, Radnor, PA, 19087.

The Statement of Additional Information has additional information regarding the board. A copy is available upon request without charge by calling 800-984-0084. This information is also available on the website of the SEC at http://www.sec.gov.

Independent Trustees

William F. McCalpin
Born 1957 Trustee since February 2008 Board Chair since 2008 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Managing Partner, Impact Investments, Athena Capital Advisors, LLC, an independent, registered advisor (2016 – present); Managing Director, Holos Consulting LLC, a consultant to foundations and non-profit organizations (2009 – present); Chair of the Board of Trustees of The Janus Henderson Funds (2008 – present); Trustee of The Janus Henderson Funds (2002 – present) (oversees 63 portfolios). Formerly, Chief Executive Officer, Imprint Capital Advisors, LLC, an investment advisor exclusively focused on impact investing (2013 – 2015).
Other Directorships: FB Heron Foundation; Mutual Fund Directors Forum.

Craig R. Carnaroli
Born 1963 Trustee since January 2012 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Executive Vice President, University of Pennsylvania. Other Directorships: University City District; University City Science Center; Philadelphia Industrial Development Corp.; Visit Philadelphia; The Connelly Foundation, a private grant-making foundation.

Amy B. Robinson
Born 1967 Trustee since September 2013 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Vice President, Chief Financial Officer and Chief Administrative Officer, The Kresge Foundation, a private, national foundation that works to expand opportunities in America’s cities.
Other Directorships: Member of the Detroit Riverfront Conservancy Audit Committee, Non-Trustee Advisor to the UAW Retiree Medical Benefits Trust Audit Committee, Member of Financial Accounting Standards Board (FASB) Not-For-Profit Advisory Committee, Member of the Foundation Financial Officers Group.

Mark L. Baumgartner
Born 1969 Trustee since September 2016 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Chief Investment Officer, Institute for Advanced Study, a private, independent academic institution (2014 – present); Director of Asset Allocation and Risk, Ford Foundation (2009 – 2013).
Other Directorships: Trustee, YMCA Retirement Fund.

Trustees and Principal Officers (Unaudited)

Principal Officers

Richard J. Flannery
Born 1957 President and CEO since September 2003	Principal Occupation(s) During the Past Five Years:
CEO, TIFF Advisory Services, Inc.; President and CEO, TIFF Investment Program.
Directorships: TIFF Advisory Services, Inc., Financial Industry Regulatory Authority (FINRA), Compensation Committee member, Mercy Investment Services, Inc., and Advisor to the Board, Catholic Investment Services, Inc.

Jay L. Willoughby
Born 1958 Chief Investment Officer since October 2015	Principal Occupation(s) During the Past Five Years:
Chief Investment Officer, TIFF Advisory Services, Inc. (2015 – present);
CIO, Alaska Permanent Fund Corp., a sovereign wealth fund of the
State of Alaska (2011 – 2015).

Katherine M. Billings
Born 1980 CFO and Treasurer since July 2017	Principal Occupation(s) During the Past Five Years:
Vice President and Treasurer, TIFF Advisory Services, Inc.
(2017 – present); Director, among other positions, PricewaterhouseCoopers LLP (2002 – 2017).

Zane T. Hamid
Born 1981 Vice President since December 2017	Principal Occupation(s) During the Past Five Years: Deputy Head of Fund Operations (2013 – present) and Vice President (2017 – present), TIFF Advisory Services, Inc.
Kelly A. Lundstrom
Born 1964 Vice President since September 2006	Principal Occupation(s) During the Past Five Years: Vice President, TIFF Advisory Services, Inc.
Christian A. Szautner
Born 1972 CCO since July 2008; Vice President, Secretary, and Chief Legal Officer since July 2017	Principal Occupation(s) During the Past Five Years:
Vice President and Chief Compliance Officer, TIFF Advisory Services, Inc.; General Counsel — Regulatory and Assistant Secretary
(2017 – present), TIFF Advisory Services, Inc.

Robert J. Zion
Born 1961 Vice President and COO since March 2017; Assistant Treasurer since July 2017	Principal Occupation(s) During the Past Five Years:
Vice President and Chief Operating Officer, TIFF Advisory Services, Inc. (March 2017 – present); Chief Operating Officer, among other positions, Hirtle Callaghan & Co. (1991 – 2017).

TIFF Investment Program

MONEY MANAGERS AND ACQUIRED FUND (“AF”) MANAGERS

TIFF Multi-Asset Fund
Adage Management, LLC (AF)
AHL Partners LLP (AF)
AJO, LP
AJO, LP (AF)
Amundi Pioneer Institutional Asset Management, Inc.
AQR Capital Management
Canyon Capital Advisors LLC (AF)
City Financial Investment Company Limited
  (“Cumulus”) (AF)
Convexity Capital Management LP (AF)
Deep Basin Capital LP (AF)
Farallon Capital Management, LLC (AF)
Fundsmith, LLP
Green Court Capital Management Limited
GSA Capital Ltd. (AF)
Honeycomb Asset Management LP (AF)
Hosking Partners LLP
Hudson Bay Capital Management LP (AF)
Kopernik Global Investors, LLC
Lansdowne Partners (UK) LLP
Lansdowne Partners Limited (AF)
Latimer Light Capital, LP (AF)
Marathon Asset Management, LLP
Mission Value Partners, LLC
Och-Ziff Capital Management Group (AF)
QVT Financial LP (AF)
RK Capital Management, LLC (“Tessera”) (AF)
SandPointe Asset Management, LLC
Shapiro Capital Management LLC
Soroban Capital Partners, LP (AF)
TB Alternative Assets Ltd. (“Trustbridge”)
TIFF Advisory Services, Inc.

TIFF Short-Term Fund
TIFF Advisory Services, Inc.

ADVISOR TIFF Advisory Services, Inc.

170 N. Radnor Chester Road
Suite 300
Radnor, PA 19087
phone   610-684-8200
fax      610-684-8210

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Iron Street
Boston, MA 02210

FUND DISTRIBUTOR
Foreside Fund Services, LLC
3 Canal Plaza
Suite 100
Portland, ME 04101

FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Market Street
Suite 1800
Philadelphia, PA 19103

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The prospectus contains this and other information about the funds. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting TIFF’s website at www.tiff.org. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedure for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	August 29, 2018

By (Signature and Title)	/s/ Katherine M. Billings
Katherine M. Billings, Treasurer and Chief Financial Officer

Date	August 29, 2018